UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	72,945,637	2,055,608
Vanguard Windsor Fund Investor Shares	80,464,730	1,122,483
Vanguard PRIMECAP Fund Investor Shares	13,186,074	881,489
Vanguard US Growth Fund Investor Shares	43,625,092	876,428
Vanguard Morgan Growth Fund Investor Shares	44,805,309	861,158
Vanguard Explorer Fund Investor Shares	7,031,581	528,986
		6,326,152
International Stock Funds (18.8%)
Vanguard International Value Fund	48,847,867	1,360,902
Vanguard International Growth Fund Investor Shares	78,268,910	1,358,748
		2,719,650
Bond Funds (37.4%)
Vanguard Long-Term Investment Grade Fund Investor Shares	164,396,419	1,829,732
Vanguard GNMA Fund Investor Shares	160,966,701	1,786,731
Vanguard Short-Term Investment-Grade Fund Investor Shares	165,254,982	1,786,406
		5,402,869
Total Investments (100.0%) (Cost $11,096,800)		14,448,671
Other Assets and Liabilities-Net (0.0%)		580
Net Assets (100%)		14,449,251

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $11,096,800,000. Net unrealized appreciation of investment securities for tax purposes was $3,351,871,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (56.0%)
Vanguard Total Stock Market Index Fund Investor Shares	124,041,231	4,248,412

International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Investor Shares	134,377,389	1,826,189

Bond Fund (19.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	136,046,734	1,510,119

Total Investment Companies (Cost $6,212,513)		7,584,720
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.155% (Cost $934)	934,426	934

Total Investments (100.0%) (Cost $6,213,447)		7,585,654
Other Assets and Liabilities-Net (0.0%)		(1,832)
Net Assets (100%)		7,583,822

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $6,213,447,000. Net unrealized appreciation of investment securities for tax purposes was $1,372,207,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (14.2%)
Vanguard Total Stock Market Index Fund Investor Shares	10,975,328	375,905

International Stock Fund (6.1%)
Vanguard Total International Stock Index Fund Investor Shares	11,782,345	160,122

Bond Fund (79.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	190,265,232	2,111,944

Total Investment Companies (Cost $2,496,683)		2,647,971
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.155% (Cost $926)	926,000	926

Total Investments (100.1%) (Cost $2,497,609)		2,648,897
Other Assets and Liabilities-Net (-0.1%)		(1,711)
Net Assets (100%)		2,647,186

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $2,497,609,000. Net unrealized appreciation of investment securities for tax purposes was $151,288,000, consisting of unrealized gains of $168,529,000 on securities that had risen in value since their purchase and $17,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.2%)
Vanguard Total Stock Market Index Fund Investor Shares	58,026,437	1,987,405

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	62,986,614	855,988

Bond Fund (59.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	379,734,693	4,215,055

Total Investment Companies (Cost $6,309,607)		7,058,448
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.155% (Cost $355)	354,522	355

Total Investments (100.0%) (Cost $6,309,962)		7,058,803
Other Assets and Liabilities-Net (0.0%)		1,034
Net Assets (100%)		7,059,837

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $6,309,962,000. Net unrealized appreciation of investment securities for tax purposes was $748,841,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (42.1%)
Vanguard Total Stock Market Index Fund Investor Shares	104,579,048	3,581,832

International Stock Fund (18.1%)
Vanguard Total International Stock Index Fund Investor Shares	113,223,942	1,538,713

Bond Fund (39.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	306,413,464	3,401,190

Total Investments (100.1%) (Cost $7,070,375)		8,521,735
Other Assets and Liabilities-Net (-0.1%)		(8,082)
Net Assets (100%)		8,513,653

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $7,070,375,000. Net unrealized appreciation of investment securities for tax purposes was $1,451,360,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Australia (9.2%)
BHP Billiton Ltd.	3,636,954	120,811
Commonwealth Bank of Australia	1,783,559	107,380
Westpac Banking Corp.	3,444,822	83,555
Australia & New Zealand Banking Group Ltd.	3,022,284	74,316
National Australia Bank Ltd.	2,525,179	65,888
Woolworths Ltd.	1,383,862	41,464
Wesfarmers Ltd.	1,135,257	38,745
Rio Tinto Ltd.	491,517	27,219
CSL Ltd.	585,851	26,200
Westfield Group	2,474,216	25,881
Woodside Petroleum Ltd.	727,011	25,640
Newcrest Mining Ltd.	862,293	21,088
Telstra Corp. Ltd.	4,912,385	20,631
QBE Insurance Group Ltd.	1,305,744	19,165
Origin Energy Ltd.	1,225,224	15,123
AMP Ltd.	3,220,075	13,494
Suncorp Group Ltd.	1,451,292	12,872
Santos Ltd.	1,065,437	11,956
Brambles Ltd.	1,753,422	11,447
Amcor Ltd.	1,361,168	10,746
Orica Ltd.	411,738	10,708
Westfield Retail Trust	3,272,920	10,457
AGL Energy Ltd.	611,435	10,064
Macquarie Group Ltd.	373,557	9,720
Transurban Group	1,480,535	9,511
Coca-Cola Amatil Ltd.	642,618	9,385
Insurance Australia Group Ltd.	2,345,236	9,248
Stockland	2,613,061	9,156
Goodman Group	1,745,343	6,864
Fortescue Metals Group Ltd.	1,580,683	6,785
ASX Ltd.	197,573	6,460
QR National Ltd.	1,926,789	6,452
WorleyParsons Ltd.	231,922	6,325
Incitec Pivot Ltd.	1,837,411	5,957
GPT Group	1,633,015	5,875
Sonic Healthcare Ltd.	417,941	5,544
Mirvac Group	3,854,841	5,525
Dexus Property Group	5,186,131	5,374
Lend Lease Group	612,825	5,184
Asciano Ltd.	1,100,390	4,993
Iluka Resources Ltd.	472,377	4,665
CFS Retail Property Trust Group	2,242,485	4,654
Tatts Group Ltd.	1,512,618	4,603
Cochlear Ltd.	64,229	4,434
James Hardie Industries SE	491,578	4,294
Computershare Ltd.	501,529	4,024
Crown Ltd.	451,983	3,998
Bendigo and Adelaide Bank Ltd.	440,239	3,777
^ APA Group	727,127	3,733

	Campbell Brothers Ltd.	76,160	3,728
	Ramsay Health Care Ltd.	148,200	3,687
	Echo Entertainment Group Ltd.	838,351	3,675
	Metcash Ltd.	975,060	3,488
	Toll Holdings Ltd.	768,677	3,229
	Centro Retail Australia	1,437,120	3,090
	Leighton Holdings Ltd.	171,158	3,058
	Boral Ltd.	840,356	2,953
	OZ Minerals Ltd.	355,228	2,801
	TABCORP Holdings Ltd.	804,304	2,738
	Caltex Australia Ltd.	152,225	2,253
	SP AusNet	1,879,306	2,076
	Whitehaven Coal Ltd.	514,473	1,970
	Alumina Ltd.	2,751,089	1,937
^,* Lynas Corp. Ltd.		1,934,958	1,615
	Sims Metal Management Ltd.	183,844	1,591
*	Qantas Airways Ltd.	1,238,475	1,475
^	Fairfax Media Ltd.	2,522,064	1,382
	Sydney Airport	414,032	1,366
	Harvey Norman Holdings Ltd.	612,577	1,282
*	BGP Holdings PLC	7,179,555	—
			1,010,784
Austria (0.3%)
	OMV AG	166,148	5,213
	Andritz AG	82,134	4,490
*	Erste Group Bank AG	242,475	4,381
	IMMOFINANZ AG	1,049,793	3,433
	Telekom Austria AG	374,878	3,409
	Voestalpine AG	123,981	3,367
	Raiffeisen Bank International AG	55,165	1,816
	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,342	1,686
	Verbund AG	78,329	1,498
			29,293
Belgium (1.1%)
	Anheuser-Busch InBev NV	905,766	71,667
	Solvay SA Class A	66,887	6,945
	UCB SA	124,115	6,209
	Groupe Bruxelles Lambert SA	91,017	5,945
	Umicore SA	128,609	5,691
	Ageas	2,634,762	5,226
	Belgacom SA	171,606	4,937
	Delhaize Group SA	114,959	4,111
	Colruyt SA	85,559	3,880
	KBC Groep NV	181,555	3,792
	Telenet Group Holding NV	63,991	2,818
	Mobistar SA	33,576	1,035
			122,256
China (0.0%)
	MGM China Holdings Ltd.	1,072,800	1,483

Denmark (1.2%)
	Novo Nordisk A/S Class B	459,362	70,828
*	Danske Bank A/S	735,716	10,906
	AP Moeller - Maersk A/S Class B	1,490	10,309
	Carlsberg A/S Class B	120,669	9,754
	Novozymes A/S	275,402	6,771

Coloplast A/S Class B	25,690	4,864
DSV A/S	214,358	4,594
AP Moeller - Maersk A/S Class A	622	4,090
TDC A/S	558,473	3,787
^,* William Demant Holding A/S	29,629	2,795
Tryg A/S	27,684	1,569
		130,267
Finland (0.7%)
Sampo Oyj	472,749	12,520
Kone Oyj Class B	175,637	10,878
^ Nokia Oyj	4,224,536	10,140
Fortum Oyj	501,065	8,381
UPM-Kymmene Oyj	592,332	6,327
Wartsila OYJ Abp	189,137	5,663
Metso Oyj	144,176	5,240
Nokian Renkaat Oyj	125,140	4,983
Stora Enso Oyj	621,842	3,540
Elisa Oyj	159,837	3,320
Orion Oyj Class B	108,633	2,166
Kesko Oyj Class B	71,741	1,853
Pohjola Bank plc Class A	155,909	1,807
Neste Oil Oyj	144,700	1,527
		78,345
France (9.1%)
Sanofi	1,361,205	111,058
Total SA	2,394,224	110,317
LVMH Moet Hennessy Louis Vuitton SA	286,394	43,083
BNP Paribas SA	1,089,815	40,258
Danone SA	651,976	39,629
Air Liquide SA	352,243	39,394
Schneider Electric SA	588,107	33,159
L'Oreal SA	271,157	32,512
GDF Suez	1,397,474	31,185
France Telecom SA	2,091,473	28,007
Vivendi SA	1,453,751	27,571
Pernod-Ricard SA	238,877	25,671
AXA SA	1,994,124	24,228
Vinci SA	511,416	21,657
Cie Generale d'Optique Essilor International SA	229,359	19,964
Unibail-Rodamco SE	103,557	19,857
* Societe Generale SA	787,869	17,342
ArcelorMittal	1,056,415	16,818
European Aeronautic Defence and Space Co. NV	463,159	16,620
Cie Generale des Etablissements Michelin	203,064	13,798
Cie de St-Gobain	453,084	13,644
PPR	85,841	12,835
Technip SA	111,928	11,750
Carrefour SA	651,360	11,655
Lafarge SA	210,619	9,656
Renault SA	216,834	9,457
Safran SA	258,738	8,756
Legrand SA	267,297	8,563
Christian Dior SA	61,501	8,493
Publicis Groupe SA	164,787	8,112
Sodexo	106,355	8,023
Alstom SA	232,520	7,706

SES SA	319,286	7,676
Gemalto NV	89,362	6,829
Dassault Systemes SA	68,878	6,794
Cap Gemini SA	166,943	6,092
Electricite de France SA	271,154	5,617
Accor SA	166,644	5,530
Bureau Veritas SA	61,664	5,443
Bouygues SA	213,133	5,368
Casino Guichard Perrachon SA	62,415	5,234
Arkema SA	69,771	5,136
Edenred	191,136	5,037
Vallourec SA	116,449	4,821
* Credit Agricole SA	1,127,304	4,818
Eutelsat Communications SA	148,998	4,498
Groupe Eurotunnel SA	632,429	4,493
* Cie Generale de Geophysique - Veritas	154,198	4,414
SCOR SE	184,103	4,363
Veolia Environnement SA	381,081	4,312
STMicroelectronics NV	719,137	3,858
Zodiac Aerospace	38,503	3,755
Lagardere SCA	133,159	3,591
Iliad SA	25,745	3,545
Klepierre	106,987	3,480
Suez Environnement Co.	316,631	3,476
AtoS	61,287	3,442
Societe BIC SA	32,285	3,273
Thales SA	102,729	3,212
Remy Cointreau SA	25,175	2,971
^,* Alcatel-Lucent	2,618,038	2,889
Wendel SA	37,084	2,648
Natixis	1,043,448	2,600
Aeroports de Paris	33,501	2,596
Gecina SA	24,746	2,265
Rexel SA	121,340	2,028
ICADE	26,405	2,019
^,* Peugeot SA	260,296	2,019
Fonciere Des Regions	27,907	2,014
Imerys SA	38,062	1,916
CNP Assurances	167,649	1,766
JCDecaux SA	74,830	1,511
Eurazeo	32,678	1,299
		989,426
Germany (8.1%)
Siemens AG	928,038	78,641
BASF SE	1,035,976	75,631
Bayer AG	932,738	70,844
SAP AG	1,037,829	65,864
Allianz SE	513,550	50,949
Daimler AG (Registered)	941,615	46,917
E.ON AG	2,031,303	43,230
Deutsche Telekom AG	3,168,231	35,712
Deutsche Bank AG	1,048,430	31,831
Linde AG	208,673	31,036
Muenchener Rueckversicherungs AG	202,290	28,663
Bayerische Motoren Werke AG	373,465	27,795
Volkswagen AG Prior Pfd.	163,128	27,760
RWE AG	552,010	21,672

	Adidas AG	235,993	17,700
	Deutsche Post AG	954,624	17,139
	Fresenius Medical Care AG & Co. KGaA	236,631	17,106
	Fresenius SE & Co. KGaA	139,891	14,897
	Henkel AG & Co. KGaA Prior Pfd.	200,969	14,427
	Deutsche Boerse AG	219,965	10,943
	K&S AG	194,318	9,587
	Infineon Technologies AG	1,225,907	8,908
	Porsche Automobil Holding SE Prior Pfd.	172,734	8,888
	Henkel AG & Co. KGaA	146,534	8,656
	Continental AG	90,250	8,160
	ThyssenKrupp AG	435,286	7,980
	Beiersdorf AG	113,711	7,531
	HeidelbergCement AG	158,638	7,351
	Merck KGaA	72,900	7,332
	Lanxess AG	93,863	6,508
*	Commerzbank AG	4,102,020	6,357
*	Kabel Deutschland Holding AG	101,531	6,353
	Brenntag AG	52,290	5,727
	GEA Group AG	196,994	5,302
	Volkswagen AG	33,287	5,291
^,* QIAGEN NV		264,244	4,706
	MAN SE	47,715	4,463
	Hannover Rueckversicherung AG	68,031	4,065
	Metro AG	146,271	4,022
	Daimler AG	80,693	4,018
	Deutsche Lufthansa AG	258,346	3,247
	Bayerische Motoren Werke AG Prior Pfd.	58,897	2,931
	Hugo Boss AG	27,804	2,795
	Suedzucker AG	74,784	2,577
	Fraport AG Frankfurt Airport Services Worldwide	41,465	2,348
	ProSiebenSat.1 Media AG Prior Pfd.	98,769	2,067
	Axel Springer AG	44,664	1,994
	United Internet AG	109,188	1,930
	Celesio AG	95,993	1,746
*	Hochtief AG	34,005	1,614
	Salzgitter AG	44,049	1,602
	RWE AG Prior Pfd.	43,906	1,554
^	Wacker Chemie AG	17,790	1,157
			887,524
Greece (0.1%)
*	Coca Cola Hellenic Bottling Co. SA	229,125	4,015
	OPAP SA	258,303	1,552
			5,567
Hong Kong (3.0%)
2	AIA Group Ltd.	11,547,397	40,344
	Sun Hung Kai Properties Ltd.	1,770,921	21,998
	Hutchison Whampoa Ltd.	2,405,258	21,561
	Cheung Kong Holdings Ltd.	1,568,644	20,523
	CLP Holdings Ltd.	2,036,222	17,570
	Hong Kong Exchanges and Clearing Ltd.	1,157,290	15,441
	Hong Kong & China Gas Co. Ltd.	5,883,048	13,611
	BOC Hong Kong Holdings Ltd.	4,174,871	12,769
	Li & Fung Ltd.	6,422,614	12,615
	Power Assets Holdings Ltd.	1,565,525	12,286
	Hang Seng Bank Ltd.	862,777	11,970

Link REIT	2,552,372	11,166
Wharf Holdings Ltd.	1,709,422	9,844
Swire Pacific Ltd. Class A	766,474	9,172
Hang Lung Properties Ltd.	2,523,991	8,918
Sands China Ltd.	2,724,297	7,991
Hang Lung Group Ltd.	990,155	6,392
Henderson Land Development Co. Ltd.	1,069,564	6,198
MTR Corp. Ltd.	1,631,890	5,687
Sino Land Co. Ltd.	3,324,291	5,648
^ Bank of East Asia Ltd.	1,522,549	5,288
New World Development Co. Ltd.	4,131,818	5,254
Wheelock & Co. Ltd.	1,032,395	4,035
^,*,2 Galaxy Entertainment Group Ltd.	1,649,526	3,947
SJM Holdings Ltd.	2,181,514	3,874
Wynn Macau Ltd.	1,756,135	3,721
Kerry Properties Ltd.	811,751	3,711
Shangri-La Asia Ltd.	1,768,903	3,474
Cheung Kong Infrastructure Holdings Ltd.	541,390	3,280
Hysan Development Co. Ltd.	717,806	3,022
^ ASM Pacific Technology Ltd.	224,464	2,872
First Pacific Co. Ltd.	2,390,230	2,672
Yue Yuen Industrial Holdings Ltd.	837,582	2,529
NWS Holdings Ltd.	1,563,795	2,380
Cathay Pacific Airways Ltd.	1,332,438	2,198
Hopewell Holdings Ltd.	640,039	1,860
Wing Hang Bank Ltd.	202,969	1,857
PCCW Ltd.	4,515,405	1,769
Orient Overseas International Ltd.	245,797	1,394
Lifestyle International Holdings Ltd.	548,241	1,254
* Foxconn International Holdings Ltd.	2,305,032	687
		332,782
Ireland (0.3%)
CRH plc	811,035	14,849
Kerry Group plc Class A	168,317	7,659
* Elan Corp. plc	566,890	6,611
WPP plc ADR	19,480	1,238
* Ryanair Holdings plc ADR	30,981	913
* Ryanair Holdings plc	65,012	318
		31,588
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	1,062,766	43,346
Israel Chemicals Ltd.	502,367	5,947
* Bank Hapoalim BM	1,194,093	3,460
* Bank Leumi Le-Israel BM	1,413,202	3,186
* NICE Systems Ltd.	68,394	2,467
Bezeq The Israeli Telecommunication Corp. Ltd.	2,144,623	2,158
Israel Corp. Ltd.	2,609	1,494
* Mizrahi Tefahot Bank Ltd.	139,598	1,047
Elbit Systems Ltd.	27,125	877
Delek Group Ltd.	5,317	705
		64,687
Italy (2.0%)
Eni SPA	2,710,663	55,895
Enel SPA	7,424,701	21,203
Assicurazioni Generali SPA	1,317,108	16,498
* UniCredit SPA	4,569,427	15,482

Intesa Sanpaolo SPA (Registered)	11,365,572	14,367
Saipem SPA	298,657	13,726
Tenaris SA	532,674	10,330
Fiat Industrial SPA	965,378	9,458
Telecom Italia SPA (Registered)	10,594,449	8,624
Snam SPA	1,812,866	7,287
Terna Rete Elettrica Nazionale SPA	1,473,944	4,919
Atlantia SPA	373,333	4,901
* Fiat SPA	987,465	4,839
Telecom Italia SPA (Bearer)	6,798,546	4,733
Luxottica Group SPA	131,903	4,522
Prysmian SPA	229,639	3,678
Enel Green Power SPA	1,974,679	2,824
Unione di Banche Italiane SCPA	966,669	2,800
Pirelli & C. SPA	268,413	2,711
* Banco Popolare SC	1,990,386	2,318
Mediobanca SPA	583,118	2,005
^,* Finmeccanica SPA	454,807	1,662
^,* Banca Monte dei Paschi di Siena SPA	7,252,059	1,603
Exor SPA	72,356	1,598
Mediaset SPA	786,214	1,370
Intesa Sanpaolo SPA (Bearer)	1,059,385	1,059
Autogrill SPA	130,871	1,056
		221,468
Japan (20.9%)
Toyota Motor Corp.	3,111,353	118,968
Mitsubishi UFJ Financial Group Inc.	14,368,826	69,675
Honda Motor Co. Ltd.	1,838,913	58,460
Sumitomo Mitsui Financial Group Inc.	1,515,362	47,721
Canon Inc.	1,278,792	42,703
Mizuho Financial Group Inc.	25,744,432	42,400
Takeda Pharmaceutical Co. Ltd.	890,832	40,916
Softbank Corp.	999,632	38,140
FANUC Corp.	216,200	33,379
Japan Tobacco Inc.	1,015,204	31,892
Mitsubishi Corp.	1,585,406	31,373
Hitachi Ltd.	5,099,310	30,063
Mitsui & Co. Ltd.	1,960,133	28,945
NTT DOCOMO Inc.	17,234	28,808
Seven & I Holdings Co. Ltd.	849,941	26,899
Nissan Motor Co. Ltd.	2,804,631	26,370
Mitsubishi Estate Co. Ltd.	1,412,101	25,292
East Japan Railway Co.	383,647	24,541
Astellas Pharma Inc.	501,598	23,829
Shin-Etsu Chemical Co. Ltd.	463,104	23,377
Komatsu Ltd.	1,053,602	23,373
Nippon Telegraph & Telephone Corp.	492,595	22,866
KDDI Corp.	3,037	20,910
Tokio Marine Holdings Inc.	816,850	18,716
Mitsui Fudosan Co. Ltd.	945,866	18,224
Sumitomo Corp.	1,269,673	17,787
ITOCHU Corp.	1,698,397	17,581
Denso Corp.	548,574	17,478
Mitsubishi Electric Corp.	2,180,944	17,283
Panasonic Corp.	2,490,402	17,237
Bridgestone Corp.	733,882	16,530
Kao Corp.	593,667	16,045

Toshiba Corp.	4,542,249	15,044
Nomura Holdings Inc.	4,096,367	14,344
Tokyo Gas Co. Ltd.	2,777,382	14,316
Central Japan Railway Co.	1,700	14,045
Mitsubishi Heavy Industries Ltd.	3,426,214	13,834
Sony Corp.	1,133,296	13,781
Inpex Corp.	2,476	13,758
Kyocera Corp.	172,754	13,669
Nintendo Co. Ltd.	119,963	13,345
Keyence Corp.	51,573	12,845
Eisai Co. Ltd.	284,468	12,589
Daiichi Sankyo Co. Ltd.	759,918	12,506
Otsuka Holdings Co. Ltd.	409,062	12,456
Marubeni Corp.	1,863,189	12,428
Fast Retailing Co. Ltd.	59,946	12,311
JX Holdings Inc.	2,533,568	12,178
Kubota Corp.	1,234,289	11,669
Nippon Steel Corp.	5,760,277	11,494
Murata Manufacturing Co. Ltd.	228,767	11,389
ORIX Corp.	118,156	11,170
Kirin Holdings Co. Ltd.	980,580	11,123
Secom Co. Ltd.	236,948	10,962
Hoya Corp.	490,803	10,886
Nikon Corp.	384,513	10,618
Toray Industries Inc.	1,657,612	10,377
Ajinomoto Co. Inc.	728,971	10,326
SMC Corp.	60,912	10,233
Dai-ichi Life Insurance Co. Ltd.	9,590	10,053
Sumitomo Realty & Development Co. Ltd.	403,502	10,041
Sumitomo Mitsui Trust Holdings Inc.	3,514,511	10,038
Sumitomo Electric Industries Ltd.	850,940	10,007
Asahi Group Holdings Ltd.	436,450	9,797
Nidec Corp.	122,814	9,670
FUJIFILM Holdings Corp.	522,531	9,333
MS&AD Insurance Group Holdings	571,610	9,244
Tokyo Electron Ltd.	193,640	8,992
Osaka Gas Co. Ltd.	2,116,619	8,672
Resona Holdings Inc.	2,127,829	8,663
West Japan Railway Co.	191,850	8,274
Fujitsu Ltd.	2,102,559	8,248
Daiwa House Industry Co. Ltd.	576,530	8,191
Aeon Co. Ltd.	677,304	8,155
Rakuten Inc.	818,754	8,146
NKSJ Holdings Inc.	421,742	8,039
Nitto Denko Corp.	186,286	8,003
Daito Trust Construction Co. Ltd.	81,946	7,875
Chubu Electric Power Co. Inc.	726,885	7,754
Asahi Kasei Corp.	1,424,772	7,551
Suzuki Motor Corp.	411,451	7,518
^ Kintetsu Corp.	1,834,942	7,282
Odakyu Electric Railway Co. Ltd.	707,611	7,257
Daikin Industries Ltd.	264,582	7,188
JGC Corp.	234,825	7,177
Unicharm Corp.	128,496	7,079
Oriental Land Co. Ltd.	56,464	7,024
Terumo Corp.	171,481	7,004
Daiwa Securities Group Inc.	1,876,231	6,993

	Hankyu Hanshin Holdings Inc.	1,291,477	6,917
	Yamato Holdings Co. Ltd.	422,473	6,917
	Isuzu Motors Ltd.	1,341,215	6,838
	JFE Holdings Inc.	519,926	6,815
	Nippon Building Fund Inc.	694	6,734
	Asahi Glass Co. Ltd.	1,139,403	6,689
	T&D Holdings Inc.	653,523	6,643
	Aisin Seiki Co. Ltd.	216,168	6,571
	Mitsubishi Chemical Holdings Corp.	1,529,653	6,455
	Kansai Electric Power Co. Inc.	847,308	6,356
	Sumitomo Metal Mining Co. Ltd.	591,763	6,321
	LIXIL Group Corp.	300,275	6,276
	Bank of Yokohama Ltd.	1,382,587	6,262
	Tobu Railway Co. Ltd.	1,154,089	6,235
	Shizuoka Bank Ltd.	619,116	6,231
	Tokyu Corp.	1,283,963	6,156
	Yahoo Japan Corp.	16,411	5,966
	Ono Pharmaceutical Co. Ltd.	93,124	5,878
	Sekisui House Ltd.	611,665	5,845
	Shiseido Co. Ltd.	406,172	5,813
	Japan Real Estate Investment Corp.	615	5,804
	Sumitomo Metal Industries Ltd.	3,796,553	5,565
	Shimano Inc.	83,737	5,561
	Dentsu Inc.	204,069	5,417
	TDK Corp.	138,997	5,272
	Yamada Denki Co. Ltd.	98,142	5,086
	Chiba Bank Ltd.	859,517	5,007
	Keikyu Corp.	529,528	4,940
	Fuji Heavy Industries Ltd.	663,442	4,918
	Toyota Industries Corp.	183,949	4,894
^	Ricoh Co. Ltd.	714,908	4,888
	Lawson Inc.	68,006	4,885
	Chugai Pharmaceutical Co. Ltd.	252,649	4,859
	Dai Nippon Printing Co. Ltd.	632,754	4,809
	Sega Sammy Holdings Inc.	225,384	4,803
	Keio Corp.	654,026	4,803
	Shionogi & Co. Ltd.	336,833	4,798
	Sumitomo Chemical Co. Ltd.	1,682,141	4,660
^,* Olympus Corp.		244,993	4,588
	Omron Corp.	229,395	4,568
	Kuraray Co. Ltd.	388,869	4,552
	Toyota Tsusho Corp.	239,811	4,434
	NTT Data Corp.	1,426	4,307
	Chugoku Electric Power Co. Inc.	334,988	4,270
	Makita Corp.	126,475	4,226
^	Yakult Honsha Co. Ltd.	109,274	4,225
	Isetan Mitsukoshi Holdings Ltd.	400,898	4,221
*	Mitsubishi Motors Corp.	4,374,940	4,171
	Sekisui Chemical Co. Ltd.	488,018	4,146
	Nippon Yusen KK	1,823,533	4,035
	Credit Saison Co. Ltd.	177,918	4,034
*	NEC Corp.	2,939,641	3,916
	Toppan Printing Co. Ltd.	631,924	3,915
	Rohm Co. Ltd.	108,868	3,907
	Nippon Express Co. Ltd.	959,535	3,907
	Mitsubishi Tanabe Pharma Corp.	253,466	3,868
^	Sharp Corp.	1,128,423	3,860

Konica Minolta Holdings Inc.	540,376	3,810
Kawasaki Heavy Industries Ltd.	1,604,183	3,809
Kyushu Electric Power Co. Inc.	481,596	3,761
Mitsui OSK Lines Ltd.	1,225,791	3,699
Daihatsu Motor Co. Ltd.	217,585	3,636
Nitori Holdings Co. Ltd.	38,775	3,625
Benesse Holdings Inc.	76,516	3,612
JSR Corp.	202,194	3,559
Santen Pharmaceutical Co. Ltd.	83,646	3,558
Japan Retail Fund Investment Corp.	2,123	3,551
Sysmex Corp.	81,440	3,547
Trend Micro Inc.	118,808	3,523
Hisamitsu Pharmaceutical Co. Inc.	69,935	3,520
NGK Insulators Ltd.	306,134	3,513
* Mazda Motor Corp.	2,920,487	3,503
Mitsubishi Materials Corp.	1,260,679	3,475
Obayashi Corp.	733,519	3,330
* Tohoku Electric Power Co. Inc.	510,709	3,295
Kyowa Hakko Kirin Co. Ltd.	293,268	3,262
Joyo Bank Ltd.	731,647	3,260
Taisho Pharmaceutical Holdings Co. Ltd.	40,793	3,255
Hirose Electric Co. Ltd.	33,946	3,239
Fukuoka Financial Group Inc.	873,938	3,187
Taisei Corp.	1,158,845	3,186
IHI Corp.	1,489,672	3,170
MEIJI Holdings Co. Ltd.	69,036	3,152
FamilyMart Co. Ltd.	66,248	3,135
Sony Financial Holdings Inc.	196,446	3,133
Electric Power Development Co. Ltd.	131,686	3,098
Teijin Ltd.	1,056,888	3,091
NSK Ltd.	498,371	3,011
OJI Paper Co. Ltd.	902,049	3,004
Shikoku Electric Power Co. Inc.	193,035	2,975
^ All Nippon Airways Co. Ltd.	1,281,200	2,960
Shimamura Co. Ltd.	25,101	2,913
Showa Denko KK	1,605,599	2,893
Namco Bandai Holdings Inc.	200,515	2,880
Kurita Water Industries Ltd.	127,499	2,868
Suzuken Co. Ltd.	79,168	2,838
Keisei Electric Railway Co. Ltd.	312,010	2,816
Hamamatsu Photonics KK	80,461	2,811
Toho Gas Co. Ltd.	463,046	2,784
Taiheiyo Cement Corp.	1,257,720	2,764
Sankyo Co. Ltd.	55,170	2,735
Kajima Corp.	955,225	2,732
* Tokyo Electric Power Co. Inc.	1,632,035	2,714
J Front Retailing Co. Ltd.	545,494	2,703
Miraca Holdings Inc.	62,850	2,671
Bank of Kyoto Ltd.	364,946	2,669
Yamaha Motor Co. Ltd.	315,869	2,668
USS Co. Ltd.	24,757	2,664
Kobe Steel Ltd.	2,812,478	2,629
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,687	2,622
TonenGeneral Sekiyu KK	319,449	2,614
^ Dena Co. Ltd.	119,244	2,584
Kansai Paint Co. Ltd.	247,034	2,579
Nippon Meat Packers Inc.	194,408	2,540

Nisshin Seifun Group Inc.	213,163	2,538
Nissin Foods Holdings Co. Ltd.	66,391	2,537
Chugoku Bank Ltd.	197,121	2,510
Nabtesco Corp.	114,979	2,509
Mitsubishi Gas Chemical Co. Inc.	437,486	2,509
Sumitomo Heavy Industries Ltd.	625,218	2,505
Hachijuni Bank Ltd.	471,187	2,500
Alfresa Holdings Corp.	46,972	2,497
* Nexon Co. Ltd.	121,700	2,490
Ube Industries Ltd.	1,139,720	2,485
Brother Industries Ltd.	266,314	2,460
Toyo Suisan Kaisha Ltd.	101,339	2,433
Tokyu Land Corp.	482,059	2,431
^ Japan Prime Realty Investment Corp.	931	2,419
Konami Corp.	113,404	2,417
THK Co. Ltd.	135,644	2,398
Kikkoman Corp.	190,644	2,392
Stanley Electric Co. Ltd.	162,619	2,390
MediPal Holdings Corp.	165,660	2,383
Rinnai Corp.	36,771	2,367
Nomura Research Institute Ltd.	114,347	2,362
Jupiter Telecommunications Co. Ltd.	2,354	2,349
NGK Spark Plug Co. Ltd.	202,918	2,349
TOTO Ltd.	315,985	2,342
Yokogawa Electric Corp.	227,457	2,330
Sumitomo Rubber Industries Ltd.	193,065	2,315
Chiyoda Corp.	177,189	2,301
Toho Co. Ltd.	127,554	2,285
Iyo Bank Ltd.	293,540	2,261
NOK Corp.	116,614	2,230
Nippon Electric Glass Co. Ltd.	422,414	2,224
JTEKT Corp.	251,103	2,204
Mitsui Chemicals Inc.	981,275	2,199
Ibiden Co. Ltd.	135,242	2,192
Sojitz Corp.	1,412,395	2,190
Shimadzu Corp.	268,111	2,187
Takashimaya Co. Ltd.	299,556	2,183
^ Hitachi Construction Machinery Co. Ltd.	121,506	2,172
McDonald's Holdings Co. Japan Ltd.	75,084	2,170
Suruga Bank Ltd.	205,163	2,166
Advantest Corp.	168,560	2,139
Amada Co. Ltd.	403,915	2,124
Kamigumi Co. Ltd.	264,438	2,121
Gunma Bank Ltd.	433,286	2,107
Idemitsu Kosan Co. Ltd.	24,889	2,085
Shimizu Corp.	665,702	2,073
Hitachi Metals Ltd.	186,972	2,046
Hino Motors Ltd.	293,008	2,025
Yamaguchi Financial Group Inc.	239,269	2,016
Air Water Inc.	167,539	2,015
Toyo Seikan Kaisha Ltd.	171,195	2,010
Nomura Real Estate Holdings Inc.	107,574	1,987
Dainippon Sumitomo Pharma Co. Ltd.	179,670	1,984
Daicel Corp.	330,745	1,980
Asics Corp.	168,196	1,969
Aeon Mall Co. Ltd.	81,514	1,950
Japan Steel Works Ltd.	357,473	1,944

	Hokuriku Electric Power Co.	190,046	1,933
	Shinsei Bank Ltd.	1,708,367	1,925
	Oracle Corp. Japan	42,894	1,920
	Tsumura & Co.	67,415	1,896
	Hokkaido Electric Power Co. Inc.	206,290	1,895
	NHK Spring Co. Ltd.	178,045	1,865
	Marui Group Co. Ltd.	248,883	1,819
	Daido Steel Co. Ltd.	319,450	1,802
	Denki Kagaku Kogyo KK	543,587	1,790
	Nomura Real Estate Office Fund Inc. Class A	309	1,777
	Hitachi Chemical Co. Ltd.	115,919	1,761
	Yamazaki Baking Co. Ltd.	124,925	1,741
^	Sanrio Co. Ltd.	50,410	1,738
	Hakuhodo DY Holdings Inc.	26,317	1,733
	Hitachi High-Technologies Corp.	69,032	1,718
	Yaskawa Electric Corp.	239,313	1,715
	Yamaha Corp.	178,205	1,713
	SBI Holdings Inc.	24,950	1,685
^	Aeon Credit Service Co. Ltd.	87,955	1,676
^	Gree Inc.	105,166	1,665
	Nishi-Nippon City Bank Ltd.	760,096	1,662
^	Casio Computer Co. Ltd.	252,045	1,657
	Citizen Holdings Co. Ltd.	295,861	1,635
	Kaneka Corp.	316,558	1,628
^	GS Yuasa Corp.	396,475	1,571
	Otsuka Corp.	17,745	1,559
	Taiyo Nippon Sanso Corp.	274,390	1,535
^,* Kawasaki Kisen Kaisha Ltd.		997,055	1,510
	Seven Bank Ltd.	605,017	1,509
	Aozora Bank Ltd.	651,472	1,493
	Furukawa Electric Co. Ltd.	717,400	1,487
	Toyoda Gosei Co. Ltd.	71,734	1,467
	Itochu Techno-Solutions Corp.	28,285	1,463
	Ushio Inc.	115,373	1,454
	Mitsubishi Logistics Corp.	136,734	1,444
	Tosoh Corp.	577,488	1,419
^	Nippon Paper Group Inc.	111,396	1,409
	Hulic Co. Ltd.	265,500	1,390
	Fuji Electric Co. Ltd.	625,443	1,379
	Koito Manufacturing Co. Ltd.	108,433	1,370
	NTN Corp.	496,459	1,332
	Cosmo Oil Co. Ltd.	604,104	1,317
	Yamato Kogyo Co. Ltd.	46,728	1,317
	ABC-Mart Inc.	29,824	1,202
	Japan Petroleum Exploration Co.	31,353	1,175
	Coca-Cola West Co. Ltd.	66,750	1,142
	Showa Shell Sekiyu KK	208,019	1,129
^	Seiko Epson Corp.	141,338	1,125
	Square Enix Holdings Co. Ltd.	69,978	1,080
	Mabuchi Motor Co. Ltd.	26,683	1,035
	Maruichi Steel Tube Ltd.	51,874	1,008
	NTT Urban Development Corp.	1,246	1,004
	Kinden Corp.	148,563	999
*	Sumco Corp.	125,237	950
	Nisshin Steel Co. Ltd.	774,164	852
	Toyota Boshoku Corp.	72,213	808
			2,287,956

Netherlands (2.5%)
Unilever NV	1,837,386	63,790
* ING Groep NV	4,320,323	28,421
ASML Holding NV	465,057	26,860
Koninklijke Philips Electronics NV	1,138,082	25,029
Koninklijke Ahold NV	1,179,707	14,360
Akzo Nobel NV	264,720	14,288
Heineken NV	259,893	14,081
Koninklijke KPN NV	1,130,369	9,278
Reed Elsevier NV	775,953	9,095
Aegon NV	1,937,920	8,797
Koninklijke DSM NV	173,960	8,563
* DE Master Blenders 1753 NV	667,354	7,734
Wolters Kluwer NV	340,311	5,653
Heineken Holding NV	113,731	5,227
Fugro NV	78,052	5,108
Koninklijke Vopak NV	79,321	5,027
Randstad Holding NV	135,010	4,090
TNT Express NV	367,708	3,985
Corio NV	72,894	3,220
Koninklijke Boskalis Westminster NV	79,759	2,599
* SBM Offshore NV	193,464	2,358
Delta Lloyd NV	113,892	1,485
ASML Holding NV (New York Shares)	8,519	490
Aegon NV (New York) ARS	860	4
		269,542
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	2,172,223	4,658
Fletcher Building Ltd.	768,043	3,786
Auckland International Airport Ltd.	1,045,544	2,104
SKYCITY Entertainment Group Ltd.	651,142	1,873
Contact Energy Ltd.	408,056	1,651
		14,072
Norway (0.9%)
Statoil ASA	1,258,822	29,918
Seadrill Ltd.	396,983	15,471
Telenor ASA	816,317	13,803
DNB ASA	1,102,388	11,574
Yara International ASA	210,917	9,960
Subsea 7 SA	317,486	6,636
Orkla ASA	870,559	6,214
Norsk Hydro ASA	1,050,410	4,266
Gjensidige Forsikring ASA	225,014	2,753
Aker Solutions ASA	185,503	2,718
		103,313
Portugal (0.2%)
EDP - Energias de Portugal SA	2,153,153	4,908
Jeronimo Martins SGPS SA	248,499	3,895
Galp Energia SGPS SA	261,030	3,531
Portugal Telecom SGPS SA	708,098	3,004
* Banco Espirito Santo SA	2,268,010	1,394
		16,732
Singapore (2.0%)
Singapore Telecommunications Ltd.	8,991,278	25,801
DBS Group Holdings Ltd.	2,049,103	24,174
United Overseas Bank Ltd.	1,435,954	23,003

	Oversea-Chinese Banking Corp. Ltd.	2,911,695	22,270
	Keppel Corp. Ltd.	1,614,208	14,447
	Genting Singapore plc	6,881,205	7,182
	CapitaLand Ltd.	2,890,560	6,927
	Fraser and Neave Ltd.	1,041,716	6,836
	Singapore Press Holdings Ltd.	1,818,988	5,999
	Wilmar International Ltd.	2,167,118	5,612
	City Developments Ltd.	565,549	5,296
	Singapore Exchange Ltd.	968,280	5,183
	Singapore Airlines Ltd.	610,086	5,179
	SembCorp Industries Ltd.	1,110,814	4,705
	Singapore Technologies Engineering Ltd.	1,726,752	4,569
	Jardine Cycle & Carriage Ltd.	121,422	4,543
	Hutchison Port Holdings Trust	5,896,276	4,471
	Golden Agri-Resources Ltd.	7,533,402	4,461
	Global Logistic Properties Ltd.	2,333,987	4,197
	CapitaMall Trust	2,630,160	4,134
	Ascendas REIT	2,145,201	3,905
	Noble Group Ltd.	4,349,625	3,731
	SembCorp Marine Ltd.	942,162	3,666
	ComfortDelGro Corp. Ltd.	2,124,374	2,863
^	Olam International Ltd.	1,792,698	2,643
	Keppel Land Ltd.	841,828	2,312
	UOL Group Ltd.	521,039	2,163
	StarHub Ltd.	679,323	2,090
	CapitaMalls Asia Ltd.	1,535,812	2,003
	Yangzijiang Shipbuilding Holdings Ltd.	2,152,154	1,707
*	Neptune Orient Lines Ltd.	983,799	904
^	Cosco Corp. Singapore Ltd.	1,124,182	870
			217,846
Spain (2.4%)
	Banco Santander SA	10,558,757	63,932
	Telefonica SA	4,568,023	51,816
	Banco Bilbao Vizcaya Argentaria SA	5,342,273	34,827
	Inditex SA	246,083	25,327
	Iberdrola SA	4,379,271	15,862
	Repsol SA	895,144	14,266
	Amadeus IT Holding SA	353,436	7,632
*	Grifols SA	168,261	5,230
	Abertis Infraestructuras SA	413,646	5,106
	Ferrovial SA	455,137	4,944
	Red Electrica Corp. SA	122,088	4,834
	Gas Natural SDG SA	391,580	4,821
^	Banco de Sabadell SA	2,341,523	4,459
	Enagas SA	201,700	3,493
	Distribuidora Internacional de Alimentacion SA	689,842	3,407
^	CaixaBank	866,621	2,831
*	International Consolidated Airlines Group SA	1,042,606	2,604
^	ACS Actividades de Construccion y Servicios SA	159,149	2,509
^	Banco Popular Espanol SA	1,208,759	2,268
	Zardoya Otis SA	173,907	1,935
	Mapfre SA	880,929	1,602
^	Acerinox SA	111,819	1,113
	Acciona SA	25,373	1,104
^,* Bankia SA		889,364	870

Telefonica SA ADR	65,067	739
		267,531
Sweden (3.3%)
Hennes & Mauritz AB Class B	1,070,909	39,534
Telefonaktiebolaget LM Ericsson Class B	3,396,923	31,543
Nordea Bank AB	2,967,339	27,632
Volvo AB Class B	1,569,781	19,315
Svenska Handelsbanken AB Class A	552,830	19,169
Atlas Copco AB Class A	757,459	16,961
TeliaSonera AB	2,442,136	16,140
Swedbank AB Class A	925,414	16,085
Sandvik AB	1,131,946	15,695
Skandinaviska Enskilda Banken AB Class A	1,591,081	11,663
Assa Abloy AB Class B	374,077	11,310
Svenska Cellulosa AB Class B	652,691	11,084
Investor AB Class B	513,799	10,695
Swedish Match AB	240,272	10,111
SKF AB	442,164	9,119
Atlas Copco AB Class B	440,189	8,791
Alfa Laval AB	378,552	6,546
Skanska AB Class B	428,606	6,461
Getinge AB	225,785	6,456
Millicom International Cellular SA	70,796	6,400
Scania AB Class B	360,996	6,206
Electrolux AB Class B	271,387	6,139
Tele2 AB	358,525	5,926
* Lundin Petroleum AB	251,057	5,311
Hexagon AB Class B	267,142	5,087
Elekta AB Class B	103,390	4,800
Investment AB Kinnevik	232,027	4,776
Boliden AB	308,572	4,678
Securitas AB Class B	353,314	2,867
Modern Times Group AB Class B	51,545	2,358
Husqvarna AB	454,370	2,317
Ratos AB	216,209	2,236
Industrivarden AB	131,723	1,767
Holmen AB	59,611	1,598
SSAB AB Class A	175,561	1,438
		358,214
Switzerland (8.6%)
Nestle SA	3,722,114	228,673
Novartis AG	2,594,505	152,347
Roche Holding AG	792,434	140,321
ABB Ltd.	2,480,343	43,124
UBS AG	4,080,148	42,923
Zurich Insurance Group AG	166,221	36,891
Syngenta AG	106,705	36,384
Cie Financiere Richemont SA	588,789	33,314
Swiss Re AG	397,236	24,866
Credit Suisse Group AG	1,311,954	22,336
Transocean Ltd.	395,272	18,684
Holcim Ltd.	258,268	15,199
Swatch Group AG (Bearer)	34,789	13,792
SGS SA	6,178	12,342
Swisscom AG	26,297	10,520
Givaudan SA	9,376	9,112

Geberit AG	42,704	8,372
Julius Baer Group Ltd.	233,092	8,326
Kuehne & Nagel International AG	60,919	6,923
Adecco SA	149,458	6,552
Schindler Holding AG	54,838	6,403
Actelion Ltd.	125,105	5,705
Sonova Holding AG	55,432	5,233
Swiss Prime Site AG	55,205	4,621
Sika AG	2,429	4,531
Lindt & Spruengli AG Regular	120	4,295
Baloise Holding AG	53,594	3,536
Sulzer AG	27,055	3,489
Aryzta AG (Switzerland Shares)	69,233	3,437
Swatch Group AG (Registered)	48,987	3,413
Swiss Life Holding AG	34,357	3,278
Lindt & Spruengli AG	1,010	3,125
Schindler Holding AG (Registered)	24,207	2,836
Partners Group Holding AG	15,066	2,748
Lonza Group AG	59,714	2,693
GAM Holding AG	210,438	2,320
Pargesa Holding SA	30,502	1,837
Barry Callebaut AG	2,029	1,831
Banque Cantonale Vaudoise	3,402	1,735
Aryzta AG (Ireland Shares)	29,167	1,448
Straumann Holding AG	9,453	1,269
UBS AG (New York Shares)	24,848	263
		941,047
United Kingdom (23.3%)
HSBC Holdings plc	20,307,771	169,655
Vodafone Group plc	53,666,949	153,593
BP plc	21,406,444	142,139
GlaxoSmithKline plc	5,694,593	131,032
British American Tobacco plc	2,220,584	117,946
Royal Dutch Shell plc Class B	3,001,848	105,599
Royal Dutch Shell plc Class A	2,826,639	96,058
Diageo plc	2,822,887	75,456
BG Group plc	3,830,503	75,405
Rio Tinto plc	1,518,727	69,941
BHP Billiton plc	2,382,261	69,465
AstraZeneca plc	1,439,947	67,249
Standard Chartered plc	2,689,053	61,559
Unilever plc	1,447,657	51,908
SABMiller plc	1,077,261	46,449
TESCO plc	9,059,733	45,109
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,311,179	44,659
Anglo American plc (London Shares)	1,496,637	44,353
Imperial Tobacco Group plc	1,128,773	43,802
National Grid plc	4,021,669	41,716
Reckitt Benckiser Group plc	743,903	40,824
Prudential plc	2,874,143	34,202
Barclays plc	13,074,767	34,052
Xstrata plc	2,340,815	30,934
BT Group plc	8,777,073	29,862
Centrica plc	5,835,684	28,966
Rolls-Royce Holdings plc	2,111,804	28,072
Compass Group plc	2,135,679	22,909
* Lloyds Banking Group plc	46,612,992	22,109

SSE plc	1,058,502	21,741
Tullow Oil plc	1,020,816	20,547
Shire plc	634,521	18,303
BAE Systems plc	3,651,349	17,623
Pearson plc	920,404	17,232
Experian plc	1,133,604	16,809
WPP plc	1,324,176	16,743
Aviva plc	3,277,883	15,010
British Sky Broadcasting Group plc	1,261,216	14,069
* Old Mutual plc	5,489,938	13,514
ARM Holdings plc	1,551,897	13,425
Legal & General Group plc	6,624,263	13,186
WM Morrison Supermarkets plc	2,685,930	11,662
Wolseley plc	321,534	11,565
Reed Elsevier plc	1,373,104	11,558
Kingfisher plc	2,672,364	11,146
Land Securities Group plc	878,988	10,858
Smith & Nephew plc	1,010,620	10,344
Standard Life plc	2,655,131	10,039
Burberry Group plc	494,901	9,692
Aggreko plc	301,334	9,618
Next plc	189,791	9,556
Marks & Spencer Group plc	1,809,597	9,442
Randgold Resources Ltd.	98,301	8,836
Johnson Matthey plc	242,169	8,256
United Utilities Group plc	769,108	8,225
Capita plc	737,532	8,199
InterContinental Hotels Group plc	328,367	8,113
British Land Co. plc	964,703	8,062
Associated British Foods plc	401,877	7,893
* Royal Bank of Scotland Group plc	2,340,490	7,845
Glencore International plc	1,561,860	7,811
Intertek Group plc	180,686	7,724
Antofagasta plc	444,848	7,433
Smiths Group plc	442,870	7,388
Vodafone Group plc ADR	255,762	7,353
Severn Trent plc	268,035	7,240
J Sainsbury plc	1,376,896	6,964
Carnival plc	204,330	6,854
Petrofac Ltd.	292,591	6,806
RSA Insurance Group plc	3,983,648	6,780
Rexam plc	989,414	6,725
Whitbread plc	200,698	6,705
Sage Group plc	1,472,007	6,619
AMEC plc	373,842	6,524
Bunzl plc	373,096	6,501
G4S plc	1,591,381	6,182
Weir Group plc	238,420	6,157
Hammerson plc	802,557	5,807
GKN plc	1,752,207	5,761
Croda International plc	152,641	5,614
Babcock International Group plc	405,135	5,440
Tate & Lyle plc	526,403	5,438
Meggitt plc	878,563	5,266
Serco Group plc	561,786	5,063
Resolution Ltd.	1,552,544	4,999
ITV plc	4,168,193	4,918

^	Melrose plc			1,357,533	4,683
	IMI plc			362,229	4,653
	Fresnillo plc			202,285	4,592
	Cobham plc			1,216,828	4,424
	Admiral Group plc			229,130	3,916
	Aberdeen Asset Management plc			968,649	3,915
	Inmarsat plc			505,792	3,889
	Investec plc			607,568	3,580
	3i Group plc			1,095,589	3,575
	Balfour Beatty plc			775,519	3,514
	Invensys plc			916,794	3,451
	Capital Shopping Centres Group plc			630,962	3,175
	Segro plc			836,838	3,093
	ICAP plc			619,615	3,085
	London Stock Exchange Group plc			198,834	3,013
	Kazakhmys plc			238,994	2,626
	Schroders plc (Voting Shares)			127,501	2,560
	Man Group plc			2,051,907	2,556
^	Lonmin plc			181,082	1,973
	Vedanta Resources plc			120,000	1,825
	Eurasian Natural Resources Corp. plc			287,650	1,763
	TUI Travel plc			491,258	1,403
	Evraz plc			366,842	1,361
					2,542,831
Total Common Stocks (Cost $10,733,834)					10,924,554
		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[3,4] Vanguard Market Liquidity Fund		0.155%		116,718,256	116,718

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Fannie Mae Discount Notes	0.130%	8/15/12	1,100	1,100
[5,6] Fannie Mae Discount Notes		0.150%	8/22/12	1,500	1,500
5	Fannie Mae Discount Notes	0.110%	8/29/12	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.125%	8/10/12	1,000	1,000
[5,6] Freddie Mac Discount Notes		0.150%	8/27/12	1,200	1,200
	United States Treasury Note/Bond	1.750%	8/15/12	800	800
	United States Treasury Note/Bond	4.250%	9/30/12	1,350	1,359
6	United States Treasury Note/Bond	3.875%	10/31/12	3,100	3,129
					11,088
Total Temporary Cash Investments (Cost $127,806)					127,806
Total Investments (101.1%) (Cost $10,861,640)					11,052,360
Other Assets and Liabilities-Net (-1.1%)[3]					(120,148)
Net Assets (100%)					10,932,212

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $92,151,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $44,291,000, representing 0.4% of net assets.

3 Includes $96,545,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $3,709,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

Developed Markets Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,018	10,909,536	—
Temporary Cash Investments	116,718	11,088	—
Futures Contracts—Liabilities[1]	(96)	—	—
Forward Currency Contracts—Assets	—	104	—
Total	131,640	10,920,728	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Developed Markets Index Fund

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones Euro Stoxx 50	September 2012	121	3,469	51
FTSE 100 Index	September 2012	33	2,899	(21)
Topix Index	September 2012	27	2,537	(33)
S&P ASX 200 Index	September 2012	10	1,112	18

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/18/12	JPY	273,163	USD	3,499	34
UBS AG	9/26/12	EUR	2,353	USD	2,900	35
UBS AG	9/26/12	GBP	2,015	USD	3,157	9
UBS AG	9/25/12	AUD	1,337	USD	1,400	26
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2012, the cost of investment securities for tax purposes was $10,877,093,000. Net unrealized appreciation of investment securities for tax purposes was $175,267,000, consisting of unrealized gains of $1,601,072,000 on securities that had risen in value since their purchase and $1,425,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Tenaris SA ADR	139,938	5,357
Siderar SAIC Class A	390	—
		5,357
Australia (6.3%)
BHP Billiton Ltd.	13,804,221	458,544
Commonwealth Bank of Australia	6,769,563	407,565
Westpac Banking Corp.	13,074,922	317,136
Australia & New Zealand Banking Group Ltd.	11,471,145	282,069
National Australia Bank Ltd.	9,584,350	250,077
Woolworths Ltd.	5,254,715	157,446
Wesfarmers Ltd.	4,311,105	147,135
Rio Tinto Ltd.	1,863,891	103,218
CSL Ltd.	2,222,047	99,373
Westfield Group	9,382,455	98,141
Woodside Petroleum Ltd.	2,757,871	97,264
Telstra Corp. Ltd.	18,628,171	78,234
Newcrest Mining Ltd.	3,164,826	77,397
QBE Insurance Group Ltd.	4,955,553	72,735
Origin Energy Ltd.	4,646,156	57,349
AMP Ltd.	12,208,399	51,161
Suncorp Group Ltd.	5,515,854	48,924
Santos Ltd.	4,044,403	45,383
Brambles Ltd.	6,660,897	43,486
Amcor Ltd.	5,163,617	40,766
Orica Ltd.	1,562,527	40,635
Westfield Retail Trust	12,417,849	39,677
AGL Energy Ltd.	2,318,333	38,160
Macquarie Group Ltd.	1,420,353	36,957
Transurban Group	5,616,305	36,078
Coca-Cola Amatil Ltd.	2,437,747	35,603
Insurance Australia Group Ltd.	8,899,131	35,093
Stockland	9,933,857	34,809
Goodman Group	6,591,745	25,925
Fortescue Metals Group Ltd.	6,013,515	25,814
ASX Ltd.	749,225	24,496
QR National Ltd.	7,292,296	24,420
WorleyParsons Ltd.	878,597	23,961
Incitec Pivot Ltd.	6,945,115	22,516
GPT Group	6,163,502	22,174
Sonic Healthcare Ltd.	1,586,187	21,040
Mirvac Group	14,631,119	20,970
Dexus Property Group	19,867,660	20,586
Lend Lease Group	2,328,451	19,695
Asciano Ltd.	4,175,756	18,946
Iluka Resources Ltd.	1,798,591	17,763
CFS Retail Property Trust Group	8,453,266	17,545
Tatts Group Ltd.	5,744,079	17,479
Cochlear Ltd.	243,551	16,813

	James Hardie Industries SE	1,867,510	16,313
	Computershare Ltd.	1,906,274	15,293
	Crown Ltd.	1,702,090	15,056
	Echo Entertainment Group Ltd.	3,415,801	14,974
	Bendigo and Adelaide Bank Ltd.	1,679,202	14,405
^	APA Group	2,766,948	14,205
	Campbell Brothers Ltd.	287,313	14,062
	Ramsay Health Care Ltd.	562,093	13,986
	Metcash Ltd.	3,721,085	13,311
	Treasury Wine Estates Ltd.	2,775,778	12,834
	Toll Holdings Ltd.	2,915,734	12,248
	Commonwealth Property Office Fund	10,491,639	11,778
	Centro Retail Australia	5,454,305	11,727
	Leighton Holdings Ltd.	652,666	11,661
	Boral Ltd.	3,167,853	11,131
	OZ Minerals Ltd.	1,356,561	10,695
	TABCORP Holdings Ltd.	3,050,689	10,383
	DUET Group	4,695,287	10,236
	UGL Ltd.	715,411	9,762
2	Spark Infrastructure Group	5,419,365	9,264
	Bank of Queensland Ltd.	1,158,994	9,264
	Investa Office Fund	2,900,244	8,835
	Caltex Australia Ltd.	582,928	8,629
	Seek Ltd.	1,302,189	8,275
	GrainCorp Ltd.	845,451	8,144
	Challenger Ltd.	2,256,081	7,903
	SP AusNet	7,035,867	7,772
	Monadelphous Group Ltd.	340,875	7,744
	Ansell Ltd.	553,429	7,695
	Alumina Ltd.	10,509,576	7,398
	Whitehaven Coal Ltd.	1,925,211	7,371
	Adelaide Brighton Ltd.	2,052,650	7,216
	Australian Infrastructure Fund	2,653,790	7,195
	Primary Health Care Ltd.	2,031,978	6,420
*	Regis Resources Ltd.	1,318,909	6,256
	Beach Energy Ltd.	5,415,899	6,208
*	Aurora Oil & Gas Ltd.	1,730,256	6,170
	Atlas Iron Ltd.	3,431,695	6,148
^,* Lynas Corp. Ltd.		7,318,431	6,107
*	Downer EDI Ltd.	1,828,908	5,792
^	David Jones Ltd.	2,264,384	5,774
*	Qantas Airways Ltd.	4,803,157	5,721
^	carsales.com Ltd.	847,510	5,594
	Sims Metal Management Ltd.	635,591	5,501
^	Flight Centre Ltd.	238,128	5,292
	Sydney Airport	1,569,096	5,178
^	Fairfax Media Ltd.	9,359,906	5,130
	DuluxGroup Ltd.	1,566,866	5,046
*	PanAust Ltd.	2,019,635	4,996
	Hastings Diversified Utilities Fund	1,841,991	4,909
	Myer Holdings Ltd.	2,553,169	4,894
	IOOF Holdings Ltd.	735,316	4,804
	Super Retail Group Ltd.	596,272	4,785
	Boart Longyear Ltd.	1,989,685	4,735
	Harvey Norman Holdings Ltd.	2,235,082	4,679
	Aristocrat Leisure Ltd.	1,858,647	4,597
	Cardno Ltd.	520,964	4,555

*	Perseus Mining Ltd.	1,909,323	4,538
	Invocare Ltd.	477,440	4,461
	Mineral Resources Ltd.	520,406	4,335
	Goodman Fielder Ltd.	8,337,838	4,240
	Nufarm Ltd.	742,983	4,239
*	Arrium Ltd.	5,633,060	4,210
	Transfield Services Ltd.	2,132,338	4,111
	SAI Global Ltd.	873,987	4,099
	Seven West Media Ltd.	2,504,118	4,065
*	Resolute Mining Ltd.	2,839,048	4,019
*	BlueScope Steel Ltd.	14,389,504	3,975
	Charter Hall Retail REIT	1,092,954	3,962
	Perpetual Ltd.	158,590	3,957
^,* Paladin Energy Ltd.		3,218,337	3,898
^	JB Hi-Fi Ltd.	417,027	3,858
	BWP Trust	1,825,589	3,782
	Bradken Ltd.	715,116	3,716
*	Sundance Resources Ltd.	10,401,514	3,638
	Ausdrill Ltd.	1,041,928	3,629
^,* Mesoblast Ltd.		532,835	3,504
	AWE Ltd.	2,253,929	3,477
	Medusa Mining Ltd.	663,191	3,339
	Iress Ltd.	471,748	3,313
	Navitas Ltd.	811,456	3,299
^	Platinum Asset Management Ltd.	861,707	3,266
*	Evolution Mining Ltd.	1,987,971	3,211
	Envestra Ltd.	3,537,367	3,185
	Independence Group NL	970,775	3,167
	Sigma Pharmaceuticals Ltd.	5,010,685	3,166
	REA Group Ltd.	218,599	3,138
	Australand Property Group	1,054,693	3,127
	Spotless Group Ltd.	1,123,372	3,081
*	Transpacific Industries Group Ltd.	3,750,848	3,026
^,* Sandfire Resources NL		405,692	2,985
	Fleetwood Corp. Ltd.	217,123	2,972
*	Karoon Gas Australia Ltd.	769,747	2,970
	NRW Holdings Ltd.	976,541	2,937
	Qube Logistics Holdings Ltd.	1,831,020	2,871
	Southern Cross Media Group Ltd.	2,328,861	2,869
	Cabcharge Australia Ltd.	482,959	2,834
^	CSR Ltd.	2,102,284	2,740
	Mount Gibson Iron Ltd.	2,719,323	2,704
	Newcrest Mining Ltd. ADR	107,626	2,643
	GUD Holdings Ltd.	294,975	2,633
^,* Buru Energy Ltd.		740,052	2,622
	ARB Corp. Ltd.	251,405	2,511
*	Acrux Ltd.	623,628	2,476
	McMillan Shakespeare Ltd.	198,732	2,469
	Charter Hall Group	897,012	2,410
^	Billabong International Ltd.	1,698,730	2,396
	Mermaid Marine Australia Ltd.	868,060	2,379
*	Senex Energy Ltd.	3,601,049	2,315
	Abacus Property Group	1,109,643	2,305
*	Macquarie Atlas Roads Group	1,672,454	2,285
	TPG Telecom Ltd.	1,106,418	2,243
^	Kingsgate Consolidated Ltd.	525,020	2,217
*	Silver Lake Resources Ltd.	789,178	2,203

GWA Group Ltd.	999,275	2,202
^,* Discovery Metals Ltd.	1,568,095	2,176
Pacific Brands Ltd.	3,934,796	2,141
Consolidated Media Holdings Ltd.	594,947	2,115
* Silex Systems Ltd.	523,018	2,108
FlexiGroup Ltd.	651,659	2,089
^,* St. Barbara Ltd.	1,420,425	2,063
Emeco Holdings Ltd.	2,573,328	2,043
Automotive Holdings Group	752,530	2,039
iiNET Ltd.	573,273	1,952
Ten Network Holdings Ltd.	3,882,397	1,927
Ardent Leisure Group	1,368,084	1,892
Wotif.com Holdings Ltd.	438,781	1,881
Western Areas NL	514,216	1,879
^,* Beadell Resources Ltd.	2,684,016	1,833
^,* Cudeco Ltd.	526,722	1,829
Industrea Ltd.	1,371,636	1,797
Premier Investments Ltd.	347,763	1,782
^,* Energy World Corp. Ltd.	3,581,293	1,777
SMS Management & Technology Ltd.	286,536	1,717
* Mineral Deposits Ltd.	350,081	1,663
M2 Telecommunications Group Ltd.	464,103	1,574
Macmahon Holdings Ltd.	2,478,318	1,561
^ Decmil Group Ltd.	564,587	1,535
Skilled Group Ltd.	663,461	1,527
^,* Gindalbie Metals Ltd.	3,641,607	1,514
^,* Drillsearch Energy Ltd.	1,233,880	1,487
^,* Aquila Resources Ltd.	665,981	1,473
^,* Pharmaxis Ltd.	1,263,286	1,473
Imdex Ltd.	878,433	1,437
^,* Starpharma Holdings Ltd.	914,201	1,397
Multiplex SITES Trust	17,511	1,369
Troy Resources Ltd.	324,827	1,353
* Integra Mining Ltd.	3,788,629	1,232
* Energy Resources of Australia Ltd.	848,998	1,231
Miclyn Express Offshore Ltd.	623,536	1,224
* Indophil Resources NL	3,442,021	1,183
* Saracen Mineral Holdings Ltd.	2,324,854	1,158
* Northern Iron Ltd.	942,376	1,157
Challenger Infrastructure Fund Class A	820,050	1,156
Programmed Maintenance Services Ltd.	514,616	1,155
^ Aquarius Platinum Ltd.	1,857,127	1,153
* Australian Agricultural Co. Ltd.	980,359	1,134
^,* Northern Star Resources Ltd.	1,228,025	1,133
Challenger Diversified Property Group	1,931,719	1,126
Ausenco Ltd.	347,362	1,120
STW Communications Group Ltd.	1,145,162	1,118
APN News & Media Ltd.	1,960,672	1,098
^ FKP Property Group	2,773,818	1,088
^ Reject Shop Ltd.	105,162	1,084
^,* Horizon Oil Ltd.	3,739,338	1,066
Hills Holdings Ltd.	850,746	956
^,* Gryphon Minerals Ltd.	1,327,169	943
Aspen Group	2,447,578	939
^,* Alkane Resources Ltd.	1,068,527	909
^,* Coalspur Mines Ltd.	1,426,931	901
^,* Red Fork Energy Ltd.	1,073,401	838

^,* Mirabela Nickel Ltd.		3,016,807	833
^,* Endeavour Mining Corp.		348,300	823
	Austin Engineering Ltd.	182,141	803
*	Murchison Metals Ltd.	1,564,118	793
	OrotonGroup Ltd.	96,328	790
^,* Ramelius Resources Ltd.		1,500,049	781
^,* Maverick Drilling & Exploration Ltd.		574,967	775
	Kingsrose Mining Ltd.	645,765	774
*	Flinders Mines Ltd.	6,663,380	764
*	Roc Oil Co. Ltd.	2,619,273	763
	Forge Group Ltd.	167,737	754
	Alesco Corp. Ltd.	349,829	750
	BT Investment Management Ltd.	404,251	744
	CSG Ltd.	930,819	706
	MACA Ltd.	307,386	693
	Cape Lambert Resources Ltd.	2,001,256	689
	Sedgman Ltd.	441,053	674
^,* Bathurst Resources Ltd.		2,217,684	669
^,* Linc Energy Ltd.		1,200,419	668
*	Infigen Energy	2,834,262	667
*	Ainsworth Game Technology Ltd.	283,866	664
*	Nexus Energy Ltd.	4,517,471	632
^,* Biota Holdings Ltd.		869,139	613
	Clough Ltd.	834,621	612
*	Tiger Resources Ltd.	2,021,067	611
^	Astro Japan Property Group	205,611	603
*	Rex Minerals Ltd.	702,448	591
	Sims Metal Management Ltd. ADR	66,577	581
	Austal Ltd.	343,556	579
*	Focus Minerals Ltd.	15,535,728	569
	Tassal Group Ltd.	410,533	545
	Grange Resources Ltd.	1,412,244	529
	Panoramic Resources Ltd.	838,386	519
	Redflex Holdings Ltd.	239,547	514
^,* Gunns Ltd. (Common Stock)		3,024,191	509
	Mincor Resources NL	702,742	471
*	BC Iron Ltd.	169,111	454
	Matrix Composites & Engineering Ltd.	224,837	451
*	Molopo Energy Ltd.	971,524	426
*	Intrepid Mines Ltd.	1,824,263	418
^,* Guildford Coal Ltd.		1,106,236	404
*	OM Holdings Ltd.	869,620	387
^,* Elemental Minerals Ltd.		529,920	384
*	Cockatoo Coal Ltd.	2,197,832	377
*	Perilya Ltd.	1,400,774	373
*	Ivanhoe Australia Ltd.	812,331	366
^,* Ampella Mining Ltd.		687,621	348
^,* Bandanna Energy Ltd.		1,125,170	339
*	Jupiter Mines Ltd.	1,721,089	306
*	Kagara Ltd.	2,282,838	288
*	Kangaroo Resources Ltd.	2,896,535	272
^,* Dart Energy Ltd.		1,723,585	269
*	Metminco Ltd.	2,908,192	248
^,* White Energy Co. Ltd.		730,701	232
	Aditya Birla Minerals Ltd.	433,441	187
	Gunns Ltd.	3,440	154
*	Metals X Ltd.	1,132,161	142

* Aspire Mining Ltd.	1,004,833	120
* BGP Holdings PLC	17,449,685	—
		4,356,341
Austria (0.2%)
OMV AG	630,327	19,777
Andritz AG	322,116	17,609
* Erste Group Bank AG	918,873	16,603
IMMOFINANZ AG	4,035,040	13,193
Telekom Austria AG	1,405,771	12,784
Voestalpine AG	466,400	12,668
Raiffeisen Bank International AG	205,851	6,775
Vienna Insurance Group AG Wiener Versicherung Gruppe	164,855	6,413
Verbund AG	288,040	5,509
Oesterreichische Post AG	142,125	4,528
Wienerberger AG	507,851	4,269
Schoeller-Bleckmann Oilfield Equipment AG	48,225	4,050
Lenzing AG	45,812	4,009
Atrium European Real Estate Ltd.	872,788	3,895
Mayr Melnhof Karton AG	37,500	3,300
Conwert Immobilien Invest SE	280,271	3,162
CA Immobilien Anlagen AG	310,428	3,067
Strabag SE	117,037	2,640
RHI AG	95,028	2,099
Flughafen Wien AG	46,645	1,817
EVN AG	142,960	1,770
Kapsch TrafficCom AG	21,899	1,575
Semperit AG Holding	44,519	1,510
2 AMAG Austria Metall AG	57,049	1,268
Zumtobel AG	116,347	1,247
S IMMO AG	208,107	1,148
Palfinger AG	47,570	934
BWT AG	45,575	732
Rosenbauer International AG	13,699	666
Austria Technologie & Systemtechnik AG	55,434	428
* Intercell AG	166,441	393
		159,838
Belgium (0.8%)
Anheuser-Busch InBev NV	3,437,848	272,014
Solvay SA Class A	253,099	26,278
UCB SA	471,416	23,584
Groupe Bruxelles Lambert SA	344,850	22,525
Umicore SA	486,192	21,513
Ageas	9,939,289	19,713
Belgacom SA	652,336	18,769
Delhaize Group SA	438,207	15,669
Colruyt SA	325,535	14,763
KBC Groep NV	693,452	14,484
Telenet Group Holding NV	241,826	10,651
Ackermans & van Haaren NV	100,930	7,714
Cofinimmo	62,060	6,724
^ Elia System Operator SA/NV	116,045	4,612
* ThromboGenics NV	139,922	4,516
^ NV Bekaert SA	168,666	4,350
D'ieteren SA	95,832	3,978
Mobistar SA	128,341	3,957
Befimmo SCA Sicafi	60,774	3,628

	Gimv NV	75,443	3,295
	Nyrstar (Voting Shares)	649,358	3,111
	Barco NV	46,033	2,640
	Tessenderlo Chemie NV (Voting Shares)	90,698	2,375
	EVS Broadcast Equipment SA	49,393	2,328
	Warehouses De Pauw SCA	44,576	2,246
	Sipef SA	24,924	1,913
	Kinepolis Group NV	18,934	1,629
	Cie d'Entreprises CFE	29,014	1,511
*	RHJ International	303,836	1,417
*	Galapagos NV	78,123	1,403
	Cie Maritime Belge SA	62,384	1,303
^,* KBC Ancora		144,483	1,248
	Arseus NV	76,389	1,242
	Melexis NV	82,620	1,232
	Econocom Group	54,528	1,135
*	AGFA-Gevaert NV	706,284	1,084
	Wereldhave Belgium NV	8,331	812
	Intervest Offices & Warehouses	27,649	673
	Exmar NV	84,120	596
^,* Dexia SA		2,176,249	588
*	Euronav NV	90,269	576
	Recticel SA	88,944	554
^,* Ablynx NV		113,279	394
	Leasinvest Real Estate SCA	4,680	383
*	Ion Beam Applications	71,583	366
*	Deceuninck NV	239,027	311
	Roularta Media Group NV	11,273	192
	Hamon & CIE SA	6,533	119
			536,118
Brazil (2.9%)
	Petroleo Brasileiro SA Prior Pfd.	10,316,433	98,170
	Vale SA Prior Pfd.	4,777,279	84,976
	Itau Unibanco Holding SA Prior Pfd.	4,989,883	78,822
	Itau Unibanco Holding SA ADR	4,778,018	75,540
	Petroleo Brasileiro SA	7,693,566	75,389
	Banco Bradesco SA Prior Pfd.	4,780,619	73,300
	Petroleo Brasileiro SA ADR Type A	3,835,304	72,986
	Cia de Bebidas das Americas Prior Pfd.	1,885,855	72,657
	Vale SA Class B ADR Pfd.	3,798,295	67,344
	Vale SA	3,178,237	57,665
	Banco Bradesco SA ADR	3,406,517	52,256
	Itausa - Investimentos Itau SA Prior Pfd.	11,026,436	51,764
	Cia de Bebidas das Americas ADR	1,339,925	51,654
	Petroleo Brasileiro SA ADR	2,525,562	49,577
	Vale SA Class B ADR	2,398,621	43,295
	BM&FBovespa SA	7,638,687	42,980
	Cielo SA	1,258,147	36,771
	Ultrapar Participacoes SA	1,392,559	32,653
	CCR SA	3,767,637	31,458
	Banco do Brasil SA	2,453,639	25,947
	BRF - Brasil Foods SA	1,816,009	25,930
	Redecard SA	1,440,863	23,239
	Souza Cruz SA	1,632,626	23,129
	Cia Energetica de Minas Gerais Prior Pfd.	1,147,102	21,865
	Gerdau SA Prior Pfd.	2,264,436	20,554
	BR Malls Participacoes SA	1,742,451	20,382

Natura Cosmeticos SA	737,981	19,278
Telefonica Brasil SA Prior Pfd.	801,205	18,709
Cia Energetica de Minas Gerais ADR	901,232	17,132
Banco Santander Brasil SA ADR	2,133,559	16,279
Lojas Renner SA	525,461	15,634
* OGX Petroleo e Gas Participacoes SA	5,521,899	15,387
Bradespar SA Prior Pfd.	970,427	14,287
BRF - Brasil Foods SA ADR	985,308	14,169
Metalurgica Gerdau SA Prior Pfd. Class A	1,172,591	13,350
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	320,424	13,102
Gerdau SA ADR	1,405,078	12,786
Tractebel Energia SA	693,043	12,439
Cia Energetica de Sao Paulo Prior Pfd.	676,461	12,310
Lojas Americanas SA Prior Pfd.	1,727,051	12,204
Cia Hering	594,230	11,802
Oi SA Prior Pfd.	2,247,435	11,165
Telefonica Brasil SA ADR	474,201	11,073
CETIP SA - Mercados Organizados	873,469	11,010
Tim Participacoes SA	2,556,238	10,653
Cia de Saneamento Basico do Estado de Sao Paulo	251,598	10,604
Cia de Saneamento Basico do Estado de Sao Paulo ADR	117,515	9,918
CPFL Energia SA	832,167	9,649
Raia Drogasil SA	841,359	9,452
* Hypermarcas SA	1,465,760	9,406
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,273,619	9,323
BR Properties SA	787,529	9,104
Localiza Rent a Car SA	555,059	8,966
All America Latina Logistica SA	1,924,654	8,885
Cia Siderurgica Nacional SA	1,689,481	8,706
Totvs SA	471,434	8,673
Klabin SA Prior Pfd.	1,927,800	8,504
Banco Santander Brasil SA	1,112,316	8,441
Embraer SA ADR	326,173	8,278
PDG Realty SA Empreendimentos e Participacoes	4,825,672	8,172
Multiplan Empreendimentos Imobiliarios SA	320,087	8,052
Cosan SA Industria e Comercio	523,700	7,958
Centrais Eletricas Brasileiras SA Prior Pfd.	804,768	7,823
Anhanguera Educacional Participacoes SA	530,988	7,540
Cia Siderurgica Nacional SA ADR	1,429,589	7,405
MRV Engenharia e Participacoes SA	1,346,912	7,394
EDP - Energias do Brasil SA	1,018,542	6,745
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,871,500	6,740
Embraer SA	1,052,993	6,711
Oi SA ADR Pfd.	449,658	6,677
AES Tiete SA Prior Pfd.	432,960	6,127
Banco do Estado do Rio Grande do Sul Prior Pfd.	771,016	6,114
Duratex SA	1,048,014	6,112
Cia de Saneamento de Minas Gerais-COPASA	248,522	6,078
EcoRodovias Infraestrutura e Logistica SA	722,231	5,808
Diagnosticos da America SA	982,192	5,531
Odontoprev SA	1,143,801	5,520
Centrais Eletricas Brasileiras SA	797,200	5,470
Oi SA	942,887	5,374
Amil Participacoes SA	539,502	5,192
Cia Paranaense de Energia ADR	251,856	5,103
Marcopolo SA Prior Pfd.	1,028,434	5,069
Multiplus SA	207,350	5,013

* JBS SA	1,774,590	4,685
* Kroton Educacional SA	306,536	4,637
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	112,073	4,534
Obrascon Huarte Lain Brasil SA	521,728	4,496
* Fibria Celulose SA	585,655	4,458
Mills Estruturas e Servicos de Engenharia SA	326,679	4,445
Tim Participacoes SA ADR	207,108	4,380
Porto Seguro SA	499,100	4,316
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	152,578	4,310
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	409,304	3,889
Cia Paranaense de Energia Prior Pfd.	185,200	3,757
* Fibria Celulose SA ADR	482,312	3,709
Braskem SA Prior Pfd.	596,746	3,626
* MPX Energia SA	221,800	3,625
Light SA	292,100	3,606
Estacio Participacoes SA	278,729	3,429
Aliansce Shopping Centers SA	356,640	3,270
Brazil Pharma SA	540,000	3,228
Santos Brasil Participacoes SA	202,449	3,160
Iochpe-Maxion SA	284,276	3,082
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	195,158	3,051
Arezzo Industria e Comercio SA	181,866	2,855
Iguatemi Empresa de Shopping Centers SA	132,900	2,831
Sul America SA	466,734	2,827
* MMX Mineracao e Metalicos SA	988,591	2,784
* HRT Participacoes em Petroleo SA	1,123,546	2,730
* Marfrig Alimentos SA	576,252	2,716
Centrais Eletricas Brasileiras SA ADR	367,234	2,508
Randon Participacoes SA Prior Pfd.	544,305	2,404
Fleury SA	224,818	2,375
LPS Brasil Consultoria de Imoveis SA	135,400	2,372
CPFL Energia SA ADR	99,849	2,311
SLC Agricola SA	207,464	2,293
Grendene SA	400,123	2,261
Even Construtora e Incorporadora SA	711,300	2,260
Ez Tec Empreendimentos e Participacoes SA	212,104	2,251
* LLX Logistica SA	1,521,960	2,228
Sao Martinho SA	199,439	2,141
Restoque Comercio e Confeccoes de Roupas SA	390,156	2,018
Helbor Empreendimentos SA	453,921	2,014
Brasil Insurance Participacoes e Administracao SA	219,143	1,942
Cia Energetica do Ceara Prior Pfd.	96,147	1,802
Equatorial Energia SA	233,236	1,744
Tegma Gestao Logistica	102,600	1,712
Brasil Brokers Participacoes SA	549,700	1,701
Contax Participacoes SA Prior Pfd.	160,369	1,640
Rossi Residencial SA	699,876	1,605
Eternit SA	302,120	1,582
* Gafisa SA	1,266,210	1,576
Centrais Eletricas de Santa Catarina SA Prior Pfd.	82,391	1,544
Centrais Eletricas Brasileiras SA ADR	159,758	1,542
Tecnisa SA	426,249	1,518
Sonae Sierra Brasil SA	106,146	1,463
Brookfield Incorporacoes SA	961,415	1,459
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	296,600	1,395
Abril Educacao SA	92,760	1,387

JSL SA	265,068	1,319
Magazine Luiza SA	256,885	1,285
Banco Panamericano SA Prior Pfd.	658,414	1,269
Autometal SA	161,248	1,244
Banco Daycoval SA Prior Pfd.	265,645	1,239
T4F Entretenimento SA	147,364	1,221
Technos SA	125,111	1,167
JHSF Participacoes SA	371,565	1,126
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	185,350	1,048
Banco ABC Brasil SA Prior Pfd.	197,699	1,015
Cremer SA	132,530	996
* B2W Cia Global Do Varejo	286,343	942
Banco Industrial e Comercial SA Prior Pfd.	324,000	917
Saraiva SA Livreiros Editores Prior Pfd.	78,543	765
TPI - Triunfo Participacoes e Investimentos SA	193,449	765
Minerva SA	167,840	759
* Vanguarda Agro SA	3,880,600	701
* Gafisa SA ADR	283,100	694
Tempo Participacoes SA	361,551	656
Eucatex SA Industria e Comercio Prior Pfd.	205,792	653
Banco Pine SA Prior Pfd.	93,633	614
* Log-in Logistica Intermodal SA	192,228	598
* Gol Linhas Aereas Inteligentes SA ADR	128,200	597
* Fertilizantes Heringer SA	77,564	583
* Camargo Correa Desenvolvimento Imobiliario SA	210,085	556
Braskem SA ADR	42,750	519
Oi SA ADR	87,138	490
Rodobens Negocios Imobiliarios SA	101,545	483
Forjas Taurus SA Prior Pfd.	358,895	454
Parana Banco SA Prior Pfd.	70,700	445
* Viver Incorporadora e Construtora SA	574,773	412
* General Shopping Brasil SA	93,862	407
Industrias Romi SA	147,794	389
* Kepler Weber SA	2,890,300	339
* Refinaria de Petroleos de Manguinhos SA	787,481	311
* Unipar Participacoes SA Prior Pfd.	2,299,400	281
Cia Providencia Industria e Comercio SA	94,684	279
* Positivo Informatica SA	101,700	269
* IdeiasNet SA	283,957	238
Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	221
* Inepar SA Industria e Construcoes Prior Pfd.	178,200	186
Plascar Participacoes Industriais SA	206,986	82
* PDG Realty SA Empreendimentos e Participacoes Rights Exp. 8/17/2012	826,189	16
* Cia de Transmissao de Energia Eletrica Paulista Rights Exp. 8/23/2012	1,237	—
		2,036,743
Canada (8.4%)
Royal Bank of Canada	6,164,663	315,840
Toronto-Dominion Bank	3,877,263	305,124
Bank of Nova Scotia	4,711,842	245,964
Suncor Energy Inc.	6,739,690	206,052
Canadian National Railway Co.	1,894,082	167,093
Potash Corp. of Saskatchewan Inc.	3,676,310	162,764
^ Bank of Montreal	2,530,392	144,933
Barrick Gold Corp.	4,282,915	140,977
TransCanada Corp.	3,014,060	137,261
Enbridge Inc.	3,181,014	130,146
Canadian Natural Resources Ltd.	4,694,031	128,017

Canadian Imperial Bank of Commerce	1,724,355	126,122
Goldcorp Inc.	3,467,526	125,168
Cenovus Energy Inc.	3,227,519	98,642
Manulife Financial Corp.	7,710,681	82,808
Brookfield Asset Management Inc. Class A	2,398,917	81,379
Encana Corp.	3,150,881	70,191
Teck Resources Ltd. Class B	2,469,192	69,261
Rogers Communications Inc. Class B	1,679,600	65,837
Agrium Inc.	676,691	64,366
* Valeant Pharmaceuticals International Inc.	1,247,682	59,470
Canadian Pacific Railway Ltd.	730,172	59,347
Nexen Inc.	2,262,495	57,485
Sun Life Financial Inc.	2,518,223	54,691
Talisman Energy Inc.	4,419,348	54,644
Imperial Oil Ltd.	1,268,710	54,349
National Bank of Canada	689,029	51,310
^ Crescent Point Energy Corp.	1,248,768	49,634
Yamana Gold Inc.	3,197,619	47,413
BCE Inc. (Foreign Shares)	1,094,588	46,584
Thomson Reuters Corp.	1,595,600	45,250
Silver Wheaton Corp.	1,513,777	41,722
Canadian Oil Sands Ltd.	2,073,169	41,718
Kinross Gold Corp.	4,882,036	40,795
^ TELUS Corp. Class A	641,711	39,359
Magna International Inc.	947,999	38,001
Shoppers Drug Mart Corp.	908,592	37,464
First Quantum Minerals Ltd.	2,043,536	37,107
^ Husky Energy Inc.	1,444,182	35,872
Tim Hortons Inc.	674,320	35,859
Intact Financial Corp.	553,650	35,609
Cameco Corp.	1,693,681	35,466
* Catamaran Corp.	413,230	35,099
Power Corp. of Canada	1,491,824	34,274
^ Pembina Pipeline Corp.	1,223,698	32,702
Agnico-Eagle Mines Ltd.	732,342	32,139
Fairfax Financial Holdings Ltd.	85,269	32,098
Shaw Communications Inc. Class B	1,608,177	31,383
Eldorado Gold Corp.	2,884,230	31,205
^ ARC Resources Ltd.	1,237,180	30,879
Franco-Nevada Corp.	592,431	28,911
Pacific Rubiales Energy Corp.	1,255,046	28,396
Penn West Petroleum Ltd.	2,017,356	27,519
Fortis Inc.	807,742	27,015
Great-West Lifeco Inc.	1,218,291	26,337
Power Financial Corp.	1,058,171	26,084
SNC-Lavalin Group Inc.	647,971	25,561
Alimentation Couche Tard Inc. Class B	511,044	24,206
Metro Inc.	431,514	23,946
Saputo Inc.	552,089	23,524
* CGI Group Inc. Class A	968,283	22,815
Bombardier Inc. Class B	6,183,826	22,260
Canadian Tire Corp. Ltd. Class A	335,165	22,162
* MEG Energy Corp.	541,906	22,047
Baytex Energy Corp.	507,772	21,053
Viterra Inc.	1,302,100	20,852
Brookfield Office Properties Inc.	1,191,254	20,372
* New Gold Inc.	1,976,777	20,126

	Vermilion Energy Inc.	394,698	18,400
	Progress Energy Resources Corp.	800,400	18,165
	IAMGOLD Corp.	1,601,712	17,888
	Canadian Utilities Ltd. Class A	252,649	17,635
	IGM Financial Inc.	442,175	17,324
	Finning International Inc.	735,977	16,909
	Dollarama Inc.	268,317	16,722
*	Athabasca Oil Corp.	1,361,847	16,690
^	RioCan REIT	580,487	16,578
^	Loblaw Cos. Ltd.	484,430	15,733
*	Tourmaline Oil Corp.	540,389	15,654
	TMX Group Inc.	310,800	15,341
	TransAlta Corp.	964,077	15,045
	Onex Corp.	393,766	14,987
	CI Financial Corp.	670,850	14,924
^	Keyera Corp.	324,372	14,643
^,* Research In Motion Ltd.		2,026,560	14,509
^,* Ivanhoe Mines Ltd.		1,713,329	14,436
*	Osisko Mining Corp.	1,653,432	14,130
	Gildan Activewear Inc.	495,006	13,959
	TELUS Corp.	220,000	13,737
	Pengrowth Energy Corp.	2,128,376	13,562
	George Weston Ltd.	220,179	13,009
	Peyto Exploration & Development Corp.	567,442	12,109
	Bank of Montreal (Voting Rights)	211,176	12,083
	AltaGas Ltd.	385,015	11,978
	Atco Ltd.	162,414	11,936
	Enerplus Corp.	839,908	11,801
	Bonavista Energy Corp.	621,460	11,297
	CAE Inc.	1,108,472	11,175
	Astral Media Inc. Class A	226,810	11,123
*	Open Text Corp.	245,945	11,112
	Methanex Corp.	400,676	10,999
*	Detour Gold Corp.	479,222	10,628
	Progressive Waste Solutions Ltd.	500,094	10,023
	Aimia Inc.	747,600	9,945
	Pan American Silver Corp.	663,934	9,937
*	Lundin Mining Corp.	2,231,063	9,544
^	Veresen Inc.	714,147	9,165
	Inmet Mining Corp.	224,950	8,948
^	H&R REIT	356,600	8,890
	ShawCor Ltd. Class A	247,033	8,723
	Industrial Alliance Insurance & Financial Services Inc.	389,056	8,671
^	Gibson Energy Inc.	416,998	8,628
	Canadian Western Bank	326,860	8,562
^	Ritchie Bros Auctioneers Inc.	388,889	8,225
	Ensign Energy Services Inc.	550,600	8,109
*	First Majestic Silver Corp.	496,000	8,052
*	Precision Drilling Corp.	1,010,114	8,038
	Bell Aliant Inc.	321,227	7,992
	Alamos Gold Inc.	508,035	7,964
*	AuRico Gold Inc.	1,218,233	7,908
	West Fraser Timber Co. Ltd.	145,384	7,698
	Corus Entertainment Inc. Class B	339,193	7,674
	Trican Well Service Ltd.	637,400	7,652
	Mullen Group Ltd.	348,570	7,647
	MacDonald Dettwiler & Associates Ltd.	137,262	7,521

^,* Westport Innovations Inc.		199,258	7,507
	Cineplex Inc.	248,821	7,443
	Empire Co. Ltd. Class A	128,600	7,321
	RONA Inc.	537,700	7,238
^	Dundee REIT	179,200	6,867
	Toromont Industries Ltd.	326,483	6,788
^	Calloway REIT	230,100	6,780
*	Celtic Exploration Ltd.	384,409	6,712
^	Atlantic Power Corp.	482,423	6,639
	Russel Metals Inc.	257,357	6,618
	Just Energy Group Inc.	596,125	6,598
	Quebecor Inc. Class B	186,295	6,561
*	Celestica Inc.	848,708	6,466
^	Boardwalk REIT	100,586	6,419
	First Capital Realty Inc.	343,767	6,366
	Home Capital Group Inc. Class B	139,315	6,301
	Capital Power Corp.	293,000	6,287
	HudBay Minerals Inc.	734,400	6,203
^	Canadian REIT	143,447	6,028
^	Northland Power Inc.	322,799	5,945
	Jean Coutu Group PJC Inc. Class A	409,800	5,880
	TransForce Inc.	324,412	5,752
*	Tahoe Resources Inc.	380,150	5,747
*	Alacer Gold Corp.	950,921	5,642
	Sherritt International Corp.	1,258,900	5,599
	Trilogy Energy Corp.	229,120	5,550
	Stantec Inc.	191,500	5,501
*	Paramount Resources Ltd. Class A	203,200	5,475
^	Cominar REIT	214,805	5,267
	Laurentian Bank of Canada	108,457	5,142
	Centerra Gold Inc.	704,916	5,068
*	Petrobank Energy & Resources Ltd.	432,136	5,020
^,* Uranium One Inc.		2,084,300	4,759
*	Canfor Corp.	402,300	4,754
	Davis & Henderson Corp.	259,450	4,721
*	B2Gold Corp.	1,463,911	4,700
	North West Co. Inc.	210,421	4,526
^	Poseidon Concepts Corp.	320,721	4,445
*	Harry Winston Diamond Corp.	335,692	4,352
	Canadian Apartment Properties REIT	177,300	4,347
^,* Pretium Resources Inc.		297,345	4,347
*	Dundee Corp. Class A	199,681	4,343
*	Silver Standard Resources Inc.	339,956	4,342
^	PetroBakken Energy Ltd. Class A	338,900	4,207
	Maple Leaf Foods Inc.	421,355	4,202
	AGF Management Ltd. Class B	353,714	4,197
	Linamar Corp.	207,200	4,176
	Pason Systems Inc.	281,635	4,083
	Primaris Retail REIT	169,700	4,063
	Canexus Corp.	516,878	4,061
	Parkland Fuel Corp.	272,922	4,036
	Petrominerales Ltd.	435,457	4,030
^,* NovaGold Resources Inc.		969,962	3,908
*	Rubicon Minerals Corp.	1,236,097	3,870
	CCL Industries Inc. Class B	111,900	3,866
^	Silvercorp Metals Inc.	725,664	3,864
	Enerflex Ltd.	334,891	3,837

	Freehold Royalties Ltd.	196,288	3,801
	Innergex Renewable Energy Inc.	346,759	3,755
	Algonquin Power & Utilities Corp.	569,700	3,749
*	BlackPearl Resources Inc.	1,218,600	3,670
*	Legacy Oil & Gas Inc.	561,270	3,621
	CML HealthCare Inc.	386,718	3,617
	SEMAFO Inc.	1,145,200	3,609
*	Whitecap Resources Inc.	515,503	3,598
	Niko Resources Ltd.	207,433	3,560
*	Torex Gold Resources Inc.	1,811,800	3,523
*	Dundee Precious Metals Inc.	446,900	3,480
	Artis REIT	206,400	3,476
	Major Drilling Group International	341,484	3,463
*	Cott Corp.	407,059	3,450
^	Superior Plus Corp.	469,780	3,448
	Black Diamond Group Ltd.	156,600	3,378
*	Argonaut Gold Inc.	406,306	3,367
	Wajax Corp.	69,514	3,360
*	Banro Corp.	863,103	3,357
	Calfrac Well Services Ltd.	138,100	3,264
	Manitoba Telecom Services Inc.	95,041	3,230
	Allied Properties REIT	106,900	3,198
	Bonterra Energy Corp.	68,305	3,186
*	Secure Energy Services Inc.	380,001	3,175
	Chartwell Seniors Housing REIT	316,267	3,166
*	Crew Energy Inc.	454,100	3,133
	Enbridge Income Fund Holdings Inc.	133,656	3,108
*	Aurizon Mines Ltd.	699,304	3,103
	Trinidad Drilling Ltd.	532,600	3,091
*	Kirkland Lake Gold Inc.	264,416	3,080
	Nevsun Resources Ltd.	873,947	3,050
	Dorel Industries Inc. Class B	109,600	3,049
*	FirstService Corp.	113,646	3,040
*	ATS Automation Tooling Systems Inc.	373,400	3,038
^,* Birchcliff Energy Ltd.		433,497	3,013
*	Endeavour Silver Corp.	376,404	3,010
	Aecon Group Inc.	243,700	2,926
*	TransGlobe Energy Corp.	301,896	2,902
*	Paladin Labs Inc.	58,600	2,898
*	Capstone Mining Corp.	1,278,000	2,867
^	Genworth MI Canada Inc.	167,600	2,838
	Transcontinental Inc. Class A	292,031	2,830
*	Advantage Oil & Gas Ltd.	699,897	2,743
^	Extendicare Inc.	356,988	2,730
	Savanna Energy Services Corp.	359,200	2,708
	Killam Properties Inc.	207,500	2,700
*	Bankers Petroleum Ltd.	1,084,700	2,628
*	Martinrea International Inc.	318,600	2,605
	Wi-Lan Inc.	508,030	2,579
	Cogeco Cable Inc.	70,990	2,561
*	Continental Gold Ltd.	365,171	2,560
^,* Premier Gold Mines Ltd.		584,664	2,559
*	Uranium Participation Corp.	444,700	2,550
	Reitmans Canada Ltd. Class A	212,130	2,538
*	Great Canadian Gaming Corp.	256,900	2,518
	Valener Inc.	154,569	2,449
	Bird Construction Inc.	178,400	2,442

*	OceanaGold Corp.	1,154,000	2,428
	Torstar Corp. Class B	261,700	2,375
	Genivar Inc.	108,615	2,340
	Morneau Shepell Inc.	189,300	2,327
*	Parex Resources Inc.	468,200	2,246
^,* Ithaca Energy Inc.		1,152,100	2,240
*	Taseko Mines Ltd.	866,343	2,194
*	Surge Energy Inc.	314,540	2,192
^	Morguard REIT	120,200	2,175
*	Southern Pacific Resource Corp.	1,550,660	2,165
	Newalta Corp.	173,100	2,147
^,* Seabridge Gold Inc.		145,608	2,145
	Northern Property REIT	64,373	2,134
	Canyon Services Group Inc.	215,256	2,121
*	Fortuna Silver Mines Inc.	550,511	2,081
	Canadian Energy Services & Technology Corp.	196,830	2,067
^,* Gabriel Resources Ltd.		1,170,700	2,055
	EnerCare Inc.	233,500	2,054
^,* Thompson Creek Metals Co. Inc.		697,500	1,947
	Liquor Stores N.A. Ltd.	95,920	1,865
	Total Energy Services Inc.	130,655	1,850
^	Twin Butte Energy Ltd.	740,800	1,839
*	MAG Silver Corp.	199,899	1,838
*	Denison Mines Corp.	1,348,702	1,816
*	Bellatrix Exploration Ltd.	490,207	1,765
	AG Growth International Inc.	53,600	1,764
*	Lake Shore Gold Corp.	1,716,500	1,763
^	Student Transportation Inc.	275,190	1,726
^,* Tanzanian Royalty Exploration Corp.		401,165	1,700
*	Colossus Minerals Inc.	470,500	1,689
	Alaris Royalty Corp.	71,770	1,682
*	Element Financial Corp.	274,400	1,639
	Medical Facilities Corp.	115,200	1,631
	Canaccord Financial Inc.	355,547	1,631
*	Imperial Metals Corp.	191,800	1,608
^,* Extorre Gold Mines Ltd.		386,063	1,605
^,* Endeavour Mining Corp.		663,281	1,561
*	NuVista Energy Ltd.	342,300	1,543
*	Western Energy Services Corp.	214,400	1,505
*	Sprott Resource Corp.	376,500	1,494
^,* China Gold International Resources Corp. Ltd.		642,500	1,486
*	Rainy River Resources Ltd.	341,600	1,472
*	Sabina Gold & Silver Corp.	624,200	1,450
*	Romarco Minerals Inc.	2,419,172	1,447
*	Copper Mountain Mining Corp.	446,611	1,438
^	Premium Brands Holdings Corp.	78,744	1,427
^,* TAG Oil Ltd.		201,000	1,405
*	Norbord Inc.	100,500	1,400
	Capstone Infrastructure Corp.	316,400	1,398
^,* Great Basin Gold Ltd.		2,279,068	1,364
*	High River Gold Mines Ltd.	956,700	1,355
	Canfor Pulp Products Inc.	156,266	1,340
*	SouthGobi Resources Ltd.	339,719	1,335
	Cascades Inc.	275,325	1,307
*	Atrium Innovations Inc.	113,900	1,291
^,* Golden Star Resources Ltd.		1,062,623	1,240
	Crombie REIT	82,200	1,232

*	Sierra Wireless Inc.	128,113	1,207
*	Katanga Mining Ltd.	2,329,500	1,161
*	Canacol Energy Ltd.	2,517,000	1,142
*	San Gold Corp.	1,234,689	1,133
*	Angle Energy Inc.	307,500	1,128
*	Keegan Resources Inc.	357,093	1,093
	GMP Capital Inc.	222,400	1,071
^,* North American Palladium Ltd.		625,499	1,054
*	Connacher Oil and Gas Ltd.	2,139,500	1,035
*	C&C Energia Ltd.	161,300	1,012
	Sprott Inc.	201,500	1,005
^,* Alexco Resource Corp.		243,578	1,003
*	Guide Exploration Ltd. Class A	440,060	1,000
	Gluskin Sheff & Associates Inc.	67,400	971
	Zargon Oil & Gas Ltd.	124,600	958
^	InnVest REIT	185,400	958
*	Queenston Mining Inc.	288,894	951
	Dundee International REIT	87,500	936
	NorthWest Healthcare Properties REIT	69,160	925
*	NGEx Resources Inc.	535,998	909
*	Cequence Energy Ltd.	617,212	892
*	Brick Ltd.	221,000	881
*	Westfire Energy Ltd.	191,900	869
^	Alliance Grain Traders Inc.	61,600	858
^,* International Tower Hill Mines Ltd.		335,175	852
^,* Avion Gold Corp.		1,694,136	845
^,* Gasfrac Energy Services Inc.		239,831	796
*	Boralex Inc. Class A	85,120	742
*	Ivanhoe Energy Inc.	1,121,300	727
^,* Northern Dynasty Minerals Ltd.		304,582	714
*	Augusta Resource Corp.	382,055	705
*	Fortress Paper Ltd. Class A	49,616	704
*	Yukon-Nevada Gold Corp.	2,314,000	704
*	Eastern Platinum Ltd.	3,537,000	688
	Churchill Corp. Class A	83,400	687
*	Sandvine Corp.	573,900	664
^,* Guyana Goldfields Inc.		298,500	661
	Longview Oil Corp.	105,718	657
^,* Alterra Power Corp.		1,370,800	622
*	Pace Oil & Gas Ltd.	197,200	586
^,* Avalon Rare Metals Inc.		379,371	571
*	Fairborne Energy Ltd.	304,700	562
*	EXFO Inc.	111,052	526
*	Eco Oro Minerals Corp.	299,000	477
^,* Exeter Resource Corp.		335,315	468
^,* Mercator Minerals Ltd.		798,900	438
*	Midas Gold Corp.	171,400	403
*	5N Plus Inc.	185,800	382
*	Labrador Iron Mines Holdings Ltd.	178,846	367
*	BNK Petroleum Inc.	451,313	338
^,* Jaguar Mining Inc.		327,600	274
^,* Cline Mining Corp.		738,631	210
^,* Sino-Forest Corp.		811,800	—
*	NovaCopper Inc.	1	—
			5,863,765
Chile (0.5%)
	Empresas COPEC SA	1,941,642	28,154

Cencosud SA	4,260,489	24,314
Latam Airlines Group SA (Santiago Shares)	848,783	20,940
SACI Falabella	2,058,338	20,040
Empresas CMPC SA	4,768,436	17,908
Empresa Nacional de Electricidad SA	9,895,048	16,480
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	265,547	15,936
Enersis SA	41,296,762	13,730
Banco Santander Chile	189,121,687	13,712
CAP SA	315,546	11,341
Banco de Chile	74,235,309	10,580
ENTEL Chile SA	506,287	9,956
* Colbun SA	33,589,216	9,324
Banco de Credito e Inversiones	135,532	8,703
Sociedad Quimica y Minera de Chile SA ADR	130,346	7,812
Empresa Nacional de Electricidad SA ADR	138,505	6,924
Banco Santander Chile ADR	88,440	6,647
Aguas Andinas SA Class A	9,854,661	6,532
Cia Cervecerias Unidas SA	472,459	6,244
Corpbanca	464,486,946	5,802
AES Gener SA	10,166,179	5,528
* Latam Airlines Group SA	217,064	5,296
E.CL SA	2,222,891	5,019
Enersis SA ADR	293,495	4,857
Vina Concha y Toro SA	2,211,895	4,330
Sonda SA	1,436,201	4,302
Administradora de Fondos de Pensiones Provida SA	696,972	4,091
Parque Arauco SA	1,811,313	3,433
Inversiones Aguas Metropolitanas SA	1,712,262	3,118
* Cia Sud Americana de Vapores SA	21,281,074	2,601
* Sociedad Matriz SAAM SA	23,401,428	2,593
Salfacorp SA	1,384,644	2,550
Besalco SA	1,008,236	1,707
Latam Airlines Group SA ADR	65,079	1,600
Cruz Blanca Salud SA	1,061,377	1,165
* AquaChile SA	1,442,726	929
Empresas Iansa SA	10,867,632	869
Masisa SA	8,671,167	844
* Norte Grande SA	75,879,220	802
Enjoy SA	3,413,774	626
Socovesa SA	1,461,070	611
* Empresas La Polar SA	1,148,289	585
Multiexport Foods SA	2,242,559	562
Empresas Hites SA	550,333	365
* Cia Pesquera Camanchaca SA	4,426,768	248
PAZ Corp. SA	343,260	163
		319,873
China (4.1%)
China Mobile Ltd.	25,787,000	300,909
China Construction Bank Corp.	308,772,340	207,476
Industrial & Commercial Bank of China	278,677,760	158,900
CNOOC Ltd.	76,453,000	153,369
Tencent Holdings Ltd.	4,333,249	128,652
Bank of China Ltd.	322,193,306	122,549
PetroChina Co. Ltd.	90,326,000	112,784
China Life Insurance Co. Ltd.	31,858,000	87,453
China Petroleum & Chemical Corp.	71,900,000	64,757
Ping An Insurance Group Co.	7,359,200	57,302

	China Shenhua Energy Co. Ltd.	14,560,000	54,183
	China Overseas Land & Investment Ltd.	17,527,680	41,171
	Agricultural Bank of China Ltd.	91,863,870	37,119
	Belle International Holdings Ltd.	19,847,000	36,472
	China Telecom Corp. Ltd.	59,360,000	30,818
	Want Want China Holdings Ltd.	25,422,500	30,724
	China Merchants Bank Co. Ltd.	16,731,052	30,648
	Hengan International Group Co. Ltd.	3,158,000	29,864
	China Unicom Hong Kong Ltd.	20,135,694	29,461
	China Pacific Insurance Group Co. Ltd.	7,449,238	23,458
	Kunlun Energy Co. Ltd.	13,742,300	22,108
	Tingyi Cayman Islands Holding Corp.	8,334,000	20,589
^	China Minsheng Banking Corp. Ltd.	22,255,432	20,583
	Bank of Communications Co. Ltd.	31,061,150	20,486
	Lenovo Group Ltd.	26,478,000	18,259
	China Resources Land Ltd.	8,742,000	17,609
	China Resources Power Holdings Co. Ltd.	8,143,600	17,114
	China Communications Construction Co. Ltd.	18,974,000	16,546
	China Coal Energy Co. Ltd.	17,608,000	16,108
	China Citic Bank Corp. Ltd.	31,904,446	16,004
	Dongfeng Motor Group Co. Ltd.	11,566,000	15,967
	China Mengniu Dairy Co. Ltd.	5,320,000	15,770
	China Merchants Holdings International Co. Ltd.	4,788,000	14,828
	China Resources Enterprise Ltd.	5,162,000	14,243
	Beijing Enterprises Holdings Ltd.	2,189,500	14,214
^	Anhui Conch Cement Co. Ltd.	5,295,000	13,831
	Inner Mongolia Yitai Coal Co. Class B	2,571,363	13,640
	Jiangxi Copper Co. Ltd.	5,961,000	13,038
	PICC Property & Casualty Co. Ltd.	11,434,400	12,702
	Yanzhou Coal Mining Co. Ltd.	8,338,000	12,339
	ENN Energy Holdings Ltd.	3,204,000	12,222
^	China National Building Material Co. Ltd.	12,304,000	11,927
^	Evergrande Real Estate Group Ltd.	22,490,883	10,390
	China Oilfield Services Ltd.	6,634,000	10,162
	Huaneng Power International Inc.	13,814,000	9,977
^	Great Wall Motor Co. Ltd.	4,444,500	9,935
	Sinopharm Group Co. Ltd.	3,358,800	9,830
	Sun Art Retail Group Ltd.	8,217,000	9,694
	COSCO Pacific Ltd.	7,034,000	9,658
^	Shimao Property Holdings Ltd.	6,503,000	9,268
*	Brilliance China Automotive Holdings Ltd.	10,838,000	8,716
^	Zijin Mining Group Co. Ltd.	25,977,000	8,247
^	Longfor Properties Co. Ltd.	5,552,000	8,134
	Citic Pacific Ltd.	5,510,000	7,944
	Guangdong Investment Ltd.	10,770,000	7,750
	Shandong Weigao Group Medical Polymer Co. Ltd.	6,932,000	7,685
	China State Construction International Holdings Ltd.	7,291,442	7,565
	Tsingtao Brewery Co. Ltd.	1,266,000	7,399
	China Railway Group Ltd.	16,943,000	7,371
	China Railway Construction Corp. Ltd.	8,434,300	7,339
	Country Garden Holdings Co. Ltd.	19,136,285	7,189
	China Vanke Co. Ltd. Class B	5,575,451	7,134
	Guangzhou Automobile Group Co. Ltd.	9,543,883	7,117
^	Agile Property Holdings Ltd.	5,952,000	7,029
^,* Aluminum Corp. of China Ltd.		17,104,000	7,000
	China Gas Holdings Ltd.	13,120,000	6,920
^	Sino-Ocean Land Holdings Ltd.	14,041,500	6,812

	Soho China Ltd.	9,005,000	6,670
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	5,779,022	6,417
	Shanghai Industrial Holdings Ltd.	2,282,000	6,220
^	CSR Corp. Ltd.	8,227,000	6,015
	China Longyuan Power Group Corp.	9,352,000	5,979
	China Resources Gas Group Ltd.	3,079,000	5,936
	Air China Ltd.	8,304,000	5,844
^	MGM China Holdings Ltd.	4,029,600	5,570
	Beijing Capital International Airport Co. Ltd.	8,098,000	5,512
	Parkson Retail Group Ltd.	6,075,000	5,442
	Kingboard Chemical Holdings Ltd.	2,594,000	5,334
	China Communications Services Corp. Ltd.	10,401,600	5,313
^	Geely Automobile Holdings Ltd.	16,105,000	5,306
^,* Weichai Power Co. Ltd.		1,758,800	5,303
^	Golden Eagle Retail Group Ltd.	2,924,000	5,269
	Digital China Holdings Ltd.	3,302,000	5,123
*	China Taiping Insurance Holdings Co. Ltd.	3,639,400	5,108
^	Guangzhou R&F Properties Co. Ltd.	3,910,400	4,953
	China BlueChemical Ltd.	7,558,000	4,946
	Yuexiu Property Co. Ltd.	21,810,000	4,912
	Sino Biopharmaceutical	12,892,000	4,875
^	GCL-Poly Energy Holdings Ltd.	32,931,000	4,843
	Far East Horizon Ltd.	6,973,598	4,828
	China Everbright Ltd.	3,616,000	4,824
	Zhaojin Mining Industry Co. Ltd.	3,788,500	4,697
	Franshion Properties China Ltd.	15,218,000	4,684
	Jiangsu Expressway Co. Ltd.	4,968,000	4,594
	Zhuzhou CSR Times Electric Co. Ltd.	1,935,000	4,579
	Zhejiang Expressway Co. Ltd.	6,308,000	4,570
	Shanghai Electric Group Co. Ltd.	12,162,000	4,542
	Shui On Land Ltd.	11,060,199	4,536
^,* China COSCO Holdings Co. Ltd.		10,979,000	4,518
	Datang International Power Generation Co. Ltd.	12,650,000	4,452
^	Uni-President China Holdings Ltd.	4,679,000	4,446
	China Shanshui Cement Group Ltd.	7,850,000	4,433
^,* Poly Hong Kong Investments Ltd.		8,521,000	4,427
^,2 CITIC Securities Co. Ltd.		2,519,000	4,383
	Wumart Stores Inc.	2,232,000	4,342
^	New World China Land Ltd.	11,260,000	4,308
	China Resources Cement Holdings Ltd.	8,203,845	4,297
	China Everbright International Ltd.	7,917,000	4,086
	Intime Department Store Group Co. Ltd.	4,308,500	4,033
*	Haier Electronics Group Co. Ltd.	3,490,000	4,015
^	Huabao International Holdings Ltd.	8,952,000	3,950
^,* China Shipping Container Lines Co. Ltd.		16,257,000	3,949
	Daphne International Holdings Ltd.	3,950,000	3,927
^	Chongqing Rural Commercial Bank	9,980,000	3,850
	China Southern Airlines Co. Ltd.	7,600,000	3,751
^,* Byd Co. Ltd.		2,213,500	3,743
^	ZTE Corp.	2,757,582	3,658
^	Shenzhou International Group Holdings Ltd.	2,004,000	3,528
	GOME Electrical Appliances Holding Ltd.	42,478,612	3,477
^	China Yurun Food Group Ltd.	5,704,413	3,396
^	Vinda International Holdings Ltd.	2,063,000	3,379
	China Agri-Industries Holdings Ltd.	6,830,000	3,370
	Shougang Fushan Resources Group Ltd.	12,458,000	3,359
	Lee & Man Paper Manufacturing Ltd.	8,254,000	3,358

^	Yingde Gases	3,924,500	3,355
	Nine Dragons Paper Holdings Ltd.	7,037,669	3,281
	China International Marine Containers Group Co. Ltd. Class B	2,668,153	3,221
	Fosun International Ltd.	6,706,000	3,208
*	Semiconductor Manufacturing International Corp.	84,582,000	3,097
	Bosideng International Holdings Ltd.	11,574,000	3,012
	BBMG Corp.	4,804,500	2,974
	Dah Chong Hong Holdings Ltd.	3,439,000	2,942
	Shanghai Pharmaceuticals Holding Co. Ltd.	2,075,900	2,936
^	Greentown China Holdings Ltd.	2,756,000	2,897
^	Skyworth Digital Holdings Ltd.	7,529,000	2,888
^	Sihuan Pharmaceutical Holdings Group Ltd.	7,675,000	2,887
	KWG Property Holding Ltd.	5,112,000	2,806
	Minth Group Ltd.	2,696,000	2,747
^	Hengdeli Holdings Ltd.	9,656,000	2,667
	AviChina Industry & Technology Co. Ltd.	8,744,000	2,622
	Sinopec Shanghai Petrochemical Co. Ltd.	9,698,000	2,590
*	Metallurgical Corp. of China Ltd.	12,285,000	2,568
	China Overseas Grand Oceans Group Ltd.	2,827,500	2,550
*	Minmetals Resources Ltd.	6,728,000	2,532
^	Zhongsheng Group Holdings Ltd.	2,365,000	2,510
	Shenzhen International Holdings Ltd.	39,820,000	2,505
^,* China Zhongwang Holdings Ltd.		6,894,000	2,502
^	Beijing Enterprises Water Group Ltd.	12,928,000	2,405
	Haitian International Holdings Ltd.	2,430,000	2,337
^,* Angang Steel Co. Ltd.		4,524,000	2,312
^	Dongyue Group	4,360,000	2,289
	China Travel International Inv HK	12,500,000	2,278
^	Sinopec Kantons Holdings Ltd.	2,782,000	2,170
	China Shipping Development Co. Ltd.	5,308,000	2,166
	Shenzhen Investment Ltd.	9,410,000	2,158
^	Tong Ren Tang Technologies Co. Ltd.	1,142,000	2,116
	Harbin Electric Co. Ltd.	2,830,000	2,110
^,* China Modern Dairy Holdings Ltd.		7,930,000	2,091
^,* Renhe Commercial Holdings Co. Ltd.		51,071,635	2,088
	Sany Heavy Equipment International Holdings Co. Ltd.	4,149,000	2,073
^,* Hunan Nonferrous Metal Corp. Ltd.		6,632,000	2,051
	Dongfang Electric Corp. Ltd.	1,416,800	2,049
	CSG Holding Co. Ltd. Class B	3,285,692	2,046
^	Anta Sports Products Ltd.	3,647,000	2,035
	China Shineway Pharmaceutical Group Ltd.	1,432,000	2,025
^	China Power International Development Ltd.	7,330,000	1,985
	Sinofert Holdings Ltd.	9,780,000	1,980
^	China Medical System Holdings Ltd.	3,988,500	1,969
	Travelsky Technology Ltd.	3,862,000	1,871
	Tianneng Power International Ltd.	2,976,000	1,825
^,* Glorious Property Holdings Ltd.		12,083,000	1,792
^	China Lumena New Materials Corp.	11,500,000	1,788
^,* China ZhengTong Auto Services Holdings Ltd.		3,763,500	1,787
^	China Rongsheng Heavy Industries Group Holdings Ltd.	12,952,304	1,779
^,* Hopson Development Holdings Ltd.		2,740,000	1,753
^	Guangzhou Pharmaceutical Co. Ltd.	1,006,000	1,745
^	Towngas China Co. Ltd.	2,499,000	1,743
	REXLot Holdings Ltd.	26,950,000	1,695
	Jiangsu Future Land Co. Ltd. Class B	2,796,300	1,671
^	China Metal Recycling Holdings Ltd.	2,346,600	1,656
	Kingboard Laminates Holdings Ltd.	4,384,000	1,647

^,* China Precious Metal Resources Holdings Co. Ltd.		11,510,000	1,644
^	Li Ning Co. Ltd.	3,182,500	1,637
	Ports Design Ltd.	1,648,000	1,615
^	Ajisen China Holdings Ltd.	2,313,000	1,596
*	Citic Resources Holdings Ltd.	11,134,600	1,595
	Sunac China Holdings Ltd.	3,706,000	1,555
	Asian Citrus Holdings Ltd.	3,259,000	1,549
*	China Oil and Gas Group Ltd.	15,600,000	1,541
	Lianhua Supermarket Holdings Co. Ltd.	1,517,000	1,502
*	North Mining Shares Co. Ltd.	32,750,000	1,498
	Anxin-China Holdings Ltd.	8,056,000	1,488
^	Lonking Holdings Ltd.	8,087,000	1,478
	DBA Telecommunication Asia Holdings Ltd.	2,364,000	1,469
^	Biostime International Holdings Ltd.	646,000	1,442
	Zhejiang Southeast Electric Power Co. Class B	3,053,900	1,432
^	Billion Industrial Holdings Ltd.	2,642,500	1,400
^	West China Cement Ltd.	9,376,000	1,399
^,* Kaisa Group Holdings Ltd.		7,740,000	1,397
^	Yuexiu REIT	2,993,000	1,395
*	First Tractor Co. Ltd.	1,744,000	1,359
^	Lijun International Pharmaceutical Holding Ltd.	5,345,000	1,307
	New World Department Store China Ltd.	2,332,000	1,262
	Beijing Capital Land Ltd.	4,128,000	1,259
^	Sinotrans Shipping Ltd.	5,950,500	1,240
	Shenzhen Expressway Co. Ltd.	3,434,000	1,240
^,* China High Speed Transmission Equipment Group Co. Ltd.		4,529,000	1,212
^,* Yanchang Petroleum International Ltd.		16,980,000	1,199
*	Lao Feng Xiang Co. Ltd. Class B	698,800	1,192
^	China Datang Corp. Renewable Power Co. Ltd.	10,414,000	1,186
	Xingda International Holdings Ltd.	3,537,000	1,180
	Phoenix Satellite Television Holdings Ltd.	3,936,000	1,179
	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,153
	Kingsoft Corp. Ltd.	2,760,000	1,140
^	China Water Affairs Group Ltd.	4,708,000	1,138
^	China South City Holdings Ltd.	7,484,000	1,124
^,* Shanghai Industrial Urban Development Group Ltd.		6,496,000	1,106
	C C Land Holdings Ltd.	5,147,000	1,097
	Chaowei Power Holdings Ltd.	1,874,000	1,092
^	Fufeng Group Ltd.	3,459,000	1,086
	Luthai Textile Co. Ltd. Class B	1,368,700	1,073
^	Cosco International Holdings Ltd.	2,774,000	1,053
^	Tibet 5100 Water Resources Holdings Ltd.	4,636,000	1,047
^	China Lilang Ltd.	1,707,000	1,036
	Global Bio-Chem Technology Group Co. Ltd.	8,962,000	1,033
	China National Materials Co. Ltd.	4,265,000	1,026
	Kingway Brewery Holdings Ltd.	3,534,000	1,023
*	Tech Pro Technology Development Ltd.	2,630,000	1,022
	Dazhong Transportation Group Co. Ltd. Class B	2,405,200	1,020
*	Greatview Aseptic Packaging Co. Ltd.	2,108,000	1,014
^	Yuanda China Holdings Ltd.	10,004,000	1,013
^	China Rare Earth Holdings Ltd.	4,754,000	1,003
^	Comba Telecom Systems Holdings Ltd.	3,663,699	981
^	VODone Ltd.	13,006,000	979
	Powerlong Real Estate Holdings Ltd.	5,624,000	971
	Tiangong International Co. Ltd.	4,614,000	948
*	Tianjin Development Hldgs Ltd.	1,980,000	945
^,* Shougang Concord International Enterprises Co. Ltd.		19,806,000	938

	China Suntien Green Energy Corp. Ltd.	5,645,000	938
^,* Sino Oil And Gas Holdings Ltd.		41,215,000	937
^	Hidili Industry International Development Ltd.	4,069,000	933
^	Winsway Coking Coal Holding Ltd.	6,669,000	930
	Hua Han Bio-Pharmaceutical Holdings Ltd.	5,144,800	928
	China SCE Property Holdings Ltd.	3,954,000	916
^	NVC Lighting Holdings Ltd.	5,000,000	909
	Anhui Expressway Co.	1,998,000	893
	Sinotrans Ltd.	7,320,000	892
^	Microport Scientific Corp.	2,081,000	883
	AMVIG Holdings Ltd.	1,954,000	880
	Anton Oilfield Services Group	4,444,000	878
	Ju Teng International Holdings Ltd.	3,086,000	876
	Silver Grant International	5,434,000	872
	China Dongxiang Group Co.	10,970,000	858
	Asia Cement China Holdings Corp.	2,148,000	858
	Hangzhou Steam Turbine Co. Class B	1,108,836	857
	Yuzhou Properties Co.	3,615,600	850
	China Wireless Technologies Ltd.	5,624,000	848
	Xinhua Winshare Publishing and Media Co. Ltd.	1,924,000	843
	Tianjin Port Development Holdings Ltd.	7,660,000	825
	Shanghai Diesel Engine Co. Ltd. Class B	1,620,960	821
	MIE Holdings Corp.	3,218,000	816
	Maoye International Holdings Ltd.	5,209,000	808
^,* Hi Sun Technology China Ltd.		7,278,000	807
^,* China Pharmaceutical Group Ltd.		3,216,000	805
	TCL Multimedia Technology Holdings Ltd.	2,294,000	796
^,* Kingdee International Software Group Co. Ltd.		6,823,600	786
	TPV Technology Ltd.	4,244,000	783
	Shandong Chenming Paper Holdings Ltd. Class B	2,296,000	783
	PCD Stores Group Ltd.	10,856,000	780
	CPMC Holdings Ltd.	1,142,000	779
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	775
	China National Accord Medicines Corp. Ltd. Class B	315,600	769
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	846,120	766
	Central China Real Estate Ltd.	3,111,736	759
^	XTEP International Holdings	2,474,500	756
^	Real Nutriceutical Group Ltd.	2,836,000	750
	Magic Holdings International Ltd.	2,091,600	749
	Qingling Motors Co. Ltd.	3,348,000	744
*	Interchina Holdings Co.	13,140,000	735
^,* China Huiyuan Juice Group Ltd.		2,228,000	734
	Wasion Group Holdings Ltd.	1,736,000	728
*	China Power New Energy Development Co. Ltd.	19,840,000	727
^	Fantasia Holdings Group Co. Ltd.	7,173,000	726
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	630,600	723
	Huangshan Tourism Development Co. Ltd. Class B	654,900	722
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,840,200	709
	CIMC Enric Holdings Ltd.	1,360,000	708
*	Kai Yuan Holdings Ltd.	28,860,000	705
*	China Properties Group Ltd.	2,120,000	703
^,* Golden Meditech Holdings Ltd.		6,340,000	702
*	Shanghai Haixin Group Co. Class B	1,818,194	691
^	Road King Infrastructure Ltd.	1,056,000	683
	Livzon Pharmaceutical Inc. Class B	304,511	681
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,092,025	675
	Yip's Chemical Holdings Ltd.	1,030,000	668

^,* Jinchuan Group International Resources Co. Ltd.		4,281,000	666
	Honghua Group Ltd.	4,396,000	655
	China Haidian Holdings Ltd.	6,132,000	647
	BYD Electronic International Co. Ltd.	3,258,500	642
^	China Singyes Solar Technologies Holdings Ltd.	1,982,400	641
	Sunny Optical Technology Group Co. Ltd.	1,632,000	631
	China Aerospace International Holdings Ltd.	8,706,000	624
	HKC Holdings Ltd.	16,443,000	623
*	China Outfitters Holdings Ltd.	3,210,000	620
*	Chinasoft International Ltd.	2,890,000	618
	China High Precision Automation Group Ltd.	1,777,000	615
^	China Sanjiang Fine Chemicals Co. Ltd.	2,528,000	612
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	4,640,000	609
	Minmetals Land Ltd.	4,984,000	608
	Chiho-Tiande Group Ltd.	1,176,000	603
^,* Boshiwa International Holding Ltd.		2,777,000	602
^,* Dongjiang Environmental Co. Ltd.		143,200	598
^	China All Access Holdings Ltd.	3,144,000	597
^	Yashili International Holdings Ltd.	3,907,000	597
	Trauson Holdings Co. Ltd.	1,388,000	590
^	361 Degrees International Ltd.	2,643,000	590
	Baoye Group Co. Ltd.	1,140,000	583
	China Merchants China Direct Investments Ltd.	466,000	580
	China Forestry Holdings Co. Ltd.	3,050,000	570
	Weiqiao Textile Co.	1,725,500	567
	China Aoyuan Property Group Ltd.	4,366,000	566
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	3,834,000	564
	Shanghai Baosight Software Co. Ltd. Class B	578,670	560
	Hutchison Harbour Ring Ltd.	6,762,000	556
	Beijing North Star Co. Ltd.	3,098,000	555
	Goldlion Holdings Ltd.	1,309,000	552
^	Chongqing Machinery & Electric Co. Ltd.	4,392,000	552
^,* Guangzhou Shipyard International Co. Ltd.		857,800	541
	NetDragon Websoft Inc.	668,508	538
*	SRE Group Ltd.	13,162,000	523
^	Welling Holding Ltd.	3,523,200	520
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	516
	Lingbao Gold Co. Ltd.	1,316,000	503
^	Hilong Holding Ltd.	2,347,000	502
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,745,000	500
	MIN XIN Holdings Ltd.	908,000	495
	Shanghai Highly Group Co. Ltd. Class B	1,091,600	489
^	China Green Holdings Ltd.	2,190,000	487
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	484
*	Pou Sheng International Holdings Ltd.	5,998,000	478
	Texhong Textile Group Ltd.	1,448,000	476
^,* Heng Tai Consumables Group Ltd.		20,075,693	470
^,* Changshouhua Food Co. Ltd.		926,000	463
*	Sinolink Worldwide Holdings Ltd.	7,104,000	454
^,* China ITS Holdings Co. Ltd.		3,475,000	449
	Beijing Jingkelong Co. Ltd.	649,000	439
*	Labixiaoxin Snacks Group Ltd.	1,375,000	439
	Shandong Luoxin Pharmacy Stock Co. Ltd.	574,000	437
	Shandong Airlines Co. Ltd.	513,664	433
	Pacific Online Ltd.	1,309,200	429
^,* Extrawell Pharmaceutical Holdings Ltd.		6,780,000	426
*	CGN Mining Co. Ltd.	4,560,000	426

^	Shandong Chenming Paper Holdings Ltd.	1,337,000	422
	Eastern Communications Co. Ltd. Class B	1,274,400	422
*	Hubei Sanonda Co. Ltd. Class B	1,294,400	422
*	SGSB Group Co. Ltd. Class B	1,210,896	419
^	Sparkle Roll Group Ltd.	7,112,000	413
	Qunxing Paper Holdings Co. Ltd.	1,573,000	412
	Regent Manner International Holdings Ltd.	2,173,000	410
	Shanghai Prime Machinery Co. Ltd.	2,990,000	409
	China Tontine Wines Group Ltd.	4,750,000	407
*	Shanghai Erfangji Co. Ltd. Class B	1,316,000	407
	TCL Communication Technology Holdings Ltd.	1,938,000	404
	Double Coin Holdings Ltd. Class B	945,900	403
*	Hosa International Ltd.	1,628,000	401
^	China Automation Group Ltd.	2,246,000	400
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,635,000	399
*	INESA Electron Co. Ltd. Class B	1,362,220	394
	Wuxi Little Swan Co. Ltd. Class B	484,390	391
^	Peak Sport Products Co. Ltd.	2,686,000	390
	Konka Group Co. Ltd. Class B	1,630,100	388
^	Prince Frog International Holdings Ltd.	1,447,000	384
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	590,800	382
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	669,300	380
	O-Net Communications Group Ltd.	1,695,000	379
^	CITIC Dameng Holdings Ltd.	3,253,000	371
	Winteam Pharmaceutical Group Ltd.	2,086,000	371
*	Citic 21CN Co. Ltd.	7,978,000	369
	Jingwei Textile Machinery	776,000	369
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	363
	Inspur International Ltd.	12,855,000	361
	Lai Fung Holdings Ltd.	19,004,000	356
*	Beijing Properties Holdings Ltd.	7,294,000	352
*	Chigo Holding Ltd.	17,208,000	351
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,270,700	345
	Xiamen International Port Co. Ltd.	3,478,000	344
^,* Daqing Dairy Holdings Ltd.		1,578,000	342
*	Goodtop Tin International Holdings Ltd.	5,820,000	341
*	Asia Energy Logistics Group Ltd.	22,050,000	337
	Shenzhen Chiwan Petroleum Class B	369,300	334
*	Huadian Energy Co. Ltd. Class B	1,582,400	330
*	China Mining Resources Group Ltd.	22,644,000	330
*	Binhai Investment Co. Ltd.	6,388,000	312
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	307
*	Shanghai Dajiang Group Class B	1,319,101	306
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,862,000	302
^,* Heng Xin China Holdings Ltd.		8,704,000	301
	Century Ginwa Retail Holdings Ltd.	5,548,000	300
*	Xiwang Special Steel Co. Ltd.	2,035,000	300
*	China Fangda Group Co. Ltd. Class B	1,313,790	299
	Catic Shenzhen Holdings Ltd.	800,000	295
^,* BaWang International Group Holding Ltd.		4,350,000	295
	Le Saunda Holdings Ltd.	1,076,000	293
^,* Loudong General Nice Resources China Holdings Ltd.		6,465,600	287
	Henderson Investment Ltd.	3,874,000	284
*	Shenzhen International Enterprise Class B	229,100	275
^	Royale Furniture Holdings Ltd.	2,076,750	274
*	Jinzhou Port Co. Ltd. Class B	820,600	272
*	AVIC International Holding HK Ltd.	9,592,000	271

	Hainan Meilan International Airport Co. Ltd.	483,000	268
	Overseas Chinese Town Asia Holdings Ltd.	716,000	267
	Great Wall Technology Co. Ltd.	1,532,000	266
*	China Qinfa Group Ltd.	2,590,000	265
	Dawnrays Pharmaceutical Holdings Ltd.	1,168,000	264
	Good Friend International Holdings Inc.	654,000	264
	Shengli Oil & Gas Pipe Holdings Ltd.	3,924,000	257
^	China Flooring Holding Co. Ltd.	1,431,000	253
	International Taifeng Holdings Ltd.	1,102,000	252
	SinoMedia Holding Ltd.	648,000	250
	DaChan Food Asia Ltd.	1,452,000	248
	SYP Glass Group Co. Ltd.	655,200	247
^	Credit China Holdings Ltd.	2,942,400	245
	Sijia Group Co.	1,027,000	242
	Shandong Molong Petroleum Machinery Co. Ltd.	1,047,200	240
*	Viva China Holdings Ltd.	22,660,000	236
	Beijing Jingneng Clean Energy Co. Ltd.	1,030,000	232
*	ChinaVision Media Group Ltd.	6,300,000	231
	Boer Power Holdings Ltd.	809,000	230
*	PAX Global Technology Ltd.	1,109,000	229
*	SMI Corp. Ltd.	8,872,000	223
*	Solargiga Energy Holdings Ltd.	3,623,000	221
	China Glass Holdings Ltd.	2,186,000	220
*	Global Energy Resources International Group Ltd.	25,840,000	213
^,* Comtec Solar Systems Group Ltd.		2,464,000	208
^	Evergreen International Holdings Ltd.	897,000	204
*	Ausnutria Dairy Corp. Ltd.	1,045,000	197
^	Youyuan International Holdings Ltd.	996,000	193
*	SPG Land Holdings Ltd.	893,000	187
*	Jinan Qingqi Motorcycle Co. Class B	636,000	186
	Yantai North Andre Juice Co.	4,955,000	185
*	Chongqing Iron & Steel Co. Ltd.	1,532,000	184
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	180
	Besunyen Holdings Co. Ltd.	2,038,000	178
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	560,600	176
*	Tsann Kuen China Enterprise Co. Ltd. Class B	2,723,200	175
	Leoch International Technology Ltd.	1,412,000	172
	Shirble Department Stores Holdings China Ltd.	1,836,000	170
	Fiyta Holdings Ltd. Class B	248,720	167
	Changchai Co. Ltd. Class B	507,900	166
	China Starch Holdings Ltd.	6,605,000	165
^	Dynasty Fine Wines Group Ltd.	1,056,000	162
^	SIM Technology Group Ltd.	3,646,000	161
	Nanjing Panda Electronics Co. Ltd.	774,000	160
*	Shanghai Potevio Co. Ltd. Class B	345,100	157
	Embry Holdings Ltd.	346,000	154
*	China Chengtong Development Group Ltd.	3,802,000	154
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	152
*	Richly Field China Development Ltd.	13,280,000	151
^	Real Gold Mining Ltd.	1,345,000	145
	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	144
*	China Nickel Resources Holdings Co. Ltd.	2,066,000	143
*	Greattown Holdings Ltd. Class B	402,000	134
	Da Ming International Holdings Ltd.	976,000	132
	Hefei Meiling Co. Ltd. Class B	336,720	129
	Xiwang Sugar Holdings Co. Ltd.	1,380,000	127
	Trony Solar Holdings Co. Ltd.	1,562,000	127

*	Luoyang Glass Co. Ltd.	716,000	126
*	Shenzhen SEG Co. Ltd. Class B	644,000	126
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	123
	Shanghai Material Trading Co. Ltd. Class B	275,700	122
*	China Textile Machinery Class B	347,692	118
	Wafangdian Bearing Co. Ltd. Class B	225,900	118
*	Zhonglu Co. Ltd. Class B	209,800	117
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	106
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	103
	Dalian Refrigeration Co. Ltd. Class B	212,500	98
^,* China Energine International Holdings Ltd.		3,956,000	95
*	Global Sweeteners Holdings Ltd.	1,690,000	86
^,* China Kingstone Mining Holdings Ltd.		3,279,000	67
			2,872,366
Colombia (0.1%)
	Bancolombia SA ADR	352,634	21,807
	Ecopetrol SA ADR	291,523	16,684
	Ecopetrol SA	1,690,947	4,859
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,088
	Isagen SA ESP	1,000,000	1,387
	Almacenes Exito SA	60,779	1,041
*	Fabricato SA	19,253,146	956
	Grupo de Inversiones Suramericana SA	48,366	829
	Corp Financiera Colombiana SA	31,548	581
	Cementos Argos SA	135,002	533
	Inversiones Argos SA	50,291	483
	Inversiones Argos SA Prior Pfd.	41,850	402
	Interconexion Electrica SA ESP	62,441	397
			54,047
Czech Republic (0.1%)
	CEZ AS	688,423	23,183
	Komercni Banka AS	64,564	10,957
	Telefonica Czech Republic AS	474,692	8,973
*	Unipetrol AS	317,362	2,612
	Philip Morris CR AS	2,752	1,485
	Pegas Nonwovens SA	41,670	903
^,* Central European Media Enterprises Ltd. Class A		158,000	802
	Fortuna Entertainment Group NV	84,483	386
			49,301
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,743,512	268,828
*	Danske Bank A/S	2,787,945	41,328
	AP Moeller - Maersk A/S Class B	5,628	38,940
	Carlsberg A/S Class B	456,366	36,888
	Novozymes A/S	1,040,167	25,572
	Coloplast A/S Class B	96,907	18,349
	DSV A/S	811,923	17,399
	AP Moeller - Maersk A/S Class A	2,355	15,484
	TDC A/S	2,113,685	14,334
	FLSmidth & Co. A/S	227,638	13,673
	Chr Hansen Holding A/S	382,983	10,927
*	William Demant Holding A/S	111,574	10,526
	GN Store Nord A/S	867,184	10,330
*	Topdanmark A/S	49,038	8,313
*	Jyske Bank A/S	289,004	7,733
	Tryg A/S	104,466	5,922

*	Sydbank A/S	304,234	4,923
^,* Vestas Wind Systems A/S		859,727	4,100
	Rockwool International A/S Class B	35,446	3,110
^	NKT Holding A/S	97,242	3,076
	SimCorp A/S	18,882	3,074
	Royal UNIBREW A/S	42,364	2,663
	D/S Norden A/S	103,025	2,523
^	Pandora A/S	245,764	2,352
^	United International Enterprises	12,288	1,947
	ALK-Abello A/S	25,718	1,627
*	Genmab A/S	145,957	1,498
*	Bang & Olufsen A/S	147,312	1,461
	Schouw & Co.	62,032	1,306
	Solar A/S Class B	24,625	1,260
	East Asiatic Co. Ltd. A/S	47,088	1,110
*	Bavarian Nordic A/S	97,774	845
*	Auriga Industries Class B	63,807	806
	Dfds A/S	15,092	726
*	Alm Brand A/S	309,697	604
	IC Companys A/S	26,082	383
*	Greentech Energy Systems AS	106,905	254
*	Amagerbanken A/S	537,565	—
			584,194
Egypt (0.0%)
	Orascom Construction Industries GDR	282,724	12,021
*	Orascom Telecom Holding SAE GDR	1,591,123	4,112
*	Talaat Moustafa Group	1,864,744	1,231
	Commercial International Bank Egypt SAE	253,786	1,140
*	Egyptian Financial Group-Hermes Holding	598,798	1,052
	Telecom Egypt Co.	431,535	896
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	668
	National Societe Generale Bank SAE	93,499	468
	Egyptian Kuwaiti Holding Co. SAE	367,852	444
			22,032
Finland (0.6%)
	Sampo Oyj	1,795,757	47,559
	Kone Oyj Class B	665,979	41,246
^	Nokia Oyj	16,018,662	38,450
	Fortum Oyj	1,900,313	31,786
	UPM-Kymmene Oyj	2,240,485	23,933
	Wartsila OYJ Abp	716,594	21,457
	Metso Oyj	547,034	19,880
	Nokian Renkaat Oyj	474,474	18,893
^	Stora Enso Oyj	2,409,856	13,718
	Elisa Oyj	607,335	12,614
	Outotec Oyj	191,849	8,769
^	YIT Oyj	461,881	8,266
	Orion Oyj Class B	408,142	8,138
	Kesko Oyj Class B	281,176	7,261
	Pohjola Bank plc Class A	591,700	6,859
^	Neste Oil Oyj	547,861	5,780
	Amer Sports Oyj	485,639	5,501
	Huhtamaki Oyj	365,813	5,487
^	Konecranes Oyj	211,479	5,470
^	Kemira Oyj	426,259	5,335
	Tieto Oyj	262,065	4,362

	Sponda Oyj	1,039,164	4,172
^,* Outokumpu Oyj		3,977,793	3,467
	Cargotec Oyj Class B	154,356	3,351
^	Sanoma Oyj	338,952	2,909
	Tikkurila Oyj	153,508	2,639
^	Stockmann OYJ Abp Class B	137,293	2,499
	Citycon Oyj	772,889	2,342
	Uponor Oyj	224,363	2,319
^	Rautaruukki Oyj	340,280	2,214
*	Metsa Board Oyj	843,972	2,160
	Ramirent Oyj	281,368	2,158
	Vacon plc	39,095	1,809
^,* Talvivaara Mining Co. plc		631,888	1,492
	Cramo Oyj	112,957	1,343
^	Technopolis Oyj	281,923	1,150
	Oriola-KD Oyj	424,624	1,003
	PKC Group Oyj	63,290	967
^	Poyry Oyj	161,314	727
^	F-Secure Oyj	337,811	656
	HKScan Oyj	114,877	495
*	Biotie Therapies Oyj	1,007,615	459
	Ponsse Oy	37,284	306
	Atria plc Class A	42,185	259
			381,660
France (5.7%)
	Sanofi	5,166,503	421,524
	Total SA	9,087,368	418,714
	LVMH Moet Hennessy Louis Vuitton SA	1,086,028	163,373
	BNP Paribas SA	4,132,626	152,659
	Danone SA	2,472,329	150,277
	Air Liquide SA	1,335,737	149,384
	Schneider Electric SA	2,230,120	125,741
	L'Oreal SA	1,028,254	123,289
	GDF Suez	5,299,260	118,254
	France Telecom SA	7,931,001	106,205
	Vivendi SA	5,512,688	104,552
	Pernod-Ricard SA	905,849	97,348
	AXA SA	7,561,773	91,874
	Vinci SA	1,939,348	82,126
	Cie Generale d'Optique Essilor International SA	870,496	75,771
	Unibail-Rodamco SE	392,751	75,309
*	Societe Generale SA	2,987,689	65,762
	ArcelorMittal	4,005,956	63,775
	European Aeronautic Defence and Space Co. NV	1,756,276	63,022
	Cie Generale des Etablissements Michelin	770,013	52,320
	Cie de St-Gobain	1,719,799	51,789
	PPR	324,901	48,579
	Technip SA	423,614	44,469
	Carrefour SA	2,463,383	44,079
	Lafarge SA	798,704	36,615
	Renault SA	822,458	35,870
	Safran SA	978,676	33,118
	Legrand SA	1,010,827	32,384
	Christian Dior SA	232,586	32,119
	Publicis Groupe SA	623,176	30,678
	Sodexo	402,085	30,333
	SES SA	1,231,965	29,616

	Alstom SA	881,703	29,221
	Gemalto NV	338,733	25,884
	Dassault Systemes SA	260,497	25,693
	Cap Gemini SA	633,330	23,110
	Electricite de France SA	1,031,101	21,360
	Accor SA	628,986	20,873
	Bureau Veritas SA	232,312	20,507
	Bouygues SA	804,002	20,249
	Casino Guichard Perrachon SA	237,493	19,917
	Arkema SA	263,352	19,385
	Vallourec SA	464,081	19,214
	Edenred	720,702	18,991
*	Credit Agricole SA	4,250,857	18,169
	Veolia Environnement SA	1,509,778	17,083
*	Cie Generale de Geophysique - Veritas	595,936	17,058
	Groupe Eurotunnel SA	2,397,200	17,030
	Eutelsat Communications SA	563,248	17,006
	SCOR SE	716,266	16,973
	STMicroelectronics NV	2,731,754	14,656
	Zodiac Aerospace	145,261	14,166
	Klepierre	428,428	13,935
	Lagardere SCA	499,417	13,469
	Iliad SA	97,750	13,461
	Valeo SA	312,098	13,371
	AtoS	233,339	13,104
	Suez Environnement Co.	1,187,370	13,035
	Thales SA	414,677	12,967
	Societe BIC SA	122,378	12,405
	Remy Cointreau SA	94,812	11,189
^	Aeroports de Paris	143,337	11,106
^,* Alcatel-Lucent		9,952,702	10,984
	Wendel SA	140,014	9,998
	Natixis	3,894,610	9,706
	Gecina SA	93,889	8,595
	Ingenico	153,513	8,210
	Fonciere Des Regions	112,642	8,129
	Neopost SA	140,796	8,016
^,* Peugeot SA		984,823	7,638
	Rexel SA	453,879	7,585
	ICADE	98,765	7,553
	CFAO SA	156,737	7,405
	Imerys SA	143,926	7,245
	CNP Assurances	636,668	6,707
	Rubis SCA	123,463	6,486
	SEB SA	95,934	6,359
	JCDecaux SA	284,058	5,735
	Teleperformance SA	227,216	5,588
	Etablissements Maurel et Prom	360,734	5,535
	Eurazeo	135,648	5,393
^	Bourbon SA	170,397	4,502
	Havas SA	915,311	4,454
	Societe Immobiliere de Location pour l'Industrie et le Commerce	45,269	4,445
	Eiffage SA	167,052	4,416
	IPSOS	149,826	4,350
	Eurofins Scientific	32,917	4,285
	Societe Television Francaise 1	498,635	4,195
	Orpea	111,410	4,150

	Nexans SA	92,027	4,013
	Euler Hermes SA	56,121	3,492
	Virbac SA	19,209	3,375
	Faurecia	207,644	3,293
	Metropole Television SA	235,770	3,267
^,* Air France-KLM		580,784	3,084
	Ipsen SA	123,015	2,915
	APERAM	202,046	2,770
	Nexity SA	114,860	2,727
	Mercialys SA	137,786	2,717
	SA des Ciments Vicat	64,505	2,715
^,* Technicolor SA		1,231,257	2,675
	Plastic Omnium SA	98,743	2,665
*	UBISOFT Entertainment	368,612	2,538
^	Vilmorin & Cie	22,394	2,522
	Rallye SA	86,529	2,515
	Alten Ltd.	89,108	2,509
	Saft Groupe SA	104,253	2,361
	Medica SA	134,639	2,248
^,* Altran Technologies SA		443,527	2,069
	Mersen	70,873	1,792
	Ciments Francais SA	29,627	1,636
*	Club Mediterranee	99,618	1,628
^,* GameLoft SA		282,796	1,615
	Faiveley Transport	27,549	1,598
	Sartorius Stedim Biotech	18,163	1,499
	ANF Immobilier	33,918	1,422
	Societe d'Edition de Canal &	219,133	1,238
^	Beneteau SA	128,982	1,226
^	Bonduelle S.C.A.	13,886	1,187
^,* SOITEC		432,284	1,184
	Groupe Steria SCA	89,620	1,142
	Societe de la Tour Eiffel	19,250	1,034
	Altamir Amboise	129,181	989
	April	67,357	961
	ABC Arbitrage	118,322	946
	Sopra Group SA	19,784	928
*	Parrot SA	30,156	916
*	Bull	315,834	910
^,* PagesJaunes Groupe		510,002	895
^	Credit Agricole Nord de France	62,830	892
*	Maurel & Prom Nigeria SA	392,808	884
	Stallergenes SA	16,011	872
	Fimalac	21,620	832
^	Naturex	14,579	824
	FFP	25,404	819
^,* Carmat		6,896	814
	Sechilienne-Sidec	63,669	813
^	LISI	11,723	765
^,* AB Science SA		64,288	763
	Assystem	41,692	763
	Derichebourg SA	348,658	750
	Boiron SA	24,192	656
	Esso SA Francaise	9,292	644
	Akka Technologies SA	21,689	633
^,* Transgene SA		66,628	600
	Manitou BF SA	35,805	597

^,* Artprice.com		17,605	581
^	Interparfums SA	25,757	540
*	Boursorama	76,300	516
	GL Events	24,957	504
	GFI Informatique SA	146,736	483
	Cie des Alpes	30,964	477
*	Euro Disney SCA	95,938	471
	Tessi SA	5,083	446
^,* Sequana SA		235,272	442
	Jacquet Metal Service	46,816	435
^,* Archos		102,407	431
	Trigano SA	36,867	427
	NRJ Group	64,278	390
	Seche Environnement SA	9,879	340
	Societe Internationale de Plantations d'Heveas SA	4,348	340
	Devoteam SA	29,403	325
	Cegid Group	18,060	302
*	Haulotte Group SA	40,761	274
	Axway Software SA	16,191	265
	Pierre & Vacances SA	18,664	263
	Maisons France Confort	9,729	262
^,* ST Dupont SA		515,374	190
	Vranken - Pommery Monopole	5,904	171
^,* Mauna Kea Technologies		16,109	164
*	Spir Communication	6,326	136
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	11
			3,956,502
Germany (5.3%)
	Siemens AG	3,522,387	298,485
	BASF SE	3,932,066	287,060
	Bayer AG	3,540,216	268,890
	SAP AG	3,939,092	249,987
	Allianz SE	1,949,635	193,421
	Daimler AG	3,872,572	192,953
	E.ON AG	7,712,997	164,149
	Deutsche Telekom AG	12,032,835	135,634
	Deutsche Bank AG	3,975,690	120,705
	Linde AG	791,274	117,687
	Muenchener Rueckversicherungs AG	767,091	108,691
	Bayerische Motoren Werke AG	1,416,187	105,398
	Volkswagen AG Prior Pfd.	618,587	105,267
	RWE AG	2,094,497	82,231
	Adidas AG	895,251	67,146
	Deutsche Post AG	3,627,060	65,118
	Fresenius Medical Care AG & Co. KGaA	899,334	65,011
	Fresenius SE & Co. KGaA	530,468	56,489
	Henkel AG & Co. KGaA Prior Pfd.	762,083	54,710
	Deutsche Boerse AG	833,588	41,470
	K&S AG	736,162	36,318
	Infineon Technologies AG	4,655,610	33,829
	Porsche Automobil Holding SE Prior Pfd.	656,455	33,779
	Henkel AG & Co. KGaA	556,666	32,885
	Continental AG	342,954	31,009
	ThyssenKrupp AG	1,650,762	30,263
	Beiersdorf AG	431,333	28,566
	HeidelbergCement AG	602,359	27,911
	Merck KGaA	277,038	27,863

	Lanxess AG	357,518	24,787
*	Kabel Deutschland Holding AG	384,367	24,051
*	Commerzbank AG	15,519,654	24,051
	Brenntag AG	198,976	21,793
	Volkswagen AG	126,574	20,120
	GEA Group AG	746,244	20,085
*	QIAGEN NV	1,005,775	17,913
	MAN SE	180,019	16,838
	MTU Aero Engines Holding AG	211,847	15,895
	Bilfinger Berger SE	187,993	15,409
	Hannover Rueckversicherung AG	256,379	15,320
	Metro AG	550,629	15,142
	Symrise AG	481,773	15,121
	Deutsche Lufthansa AG	974,761	12,253
^	Rhoen Klinikum AG	523,224	11,236
	Bayerische Motoren Werke AG Prior Pfd.	223,108	11,101
	Hugo Boss AG	105,486	10,605
	Suedzucker AG	285,933	9,851
	Deutsche Wohnen AG	590,954	9,843
	Wirecard AG	457,115	9,023
	Software AG	276,892	9,004
	Fraport AG Frankfurt Airport Services Worldwide	156,818	8,881
	Rheinmetall AG	167,160	8,339
	Fuchs Petrolub AG Prior Pfd.	153,322	8,160
	Stada Arzneimittel AG	254,473	8,052
	ProSiebenSat.1 Media AG Prior Pfd.	372,951	7,806
	United Internet AG	440,900	7,793
	Axel Springer AG	168,447	7,519
	Aurubis AG	147,079	7,501
	GSW Immobilien AG	202,681	7,455
	Deutsche Euroshop AG	187,411	6,872
^	Freenet AG	455,664	6,668
	Celesio AG	360,084	6,550
	Gerresheimer AG	136,181	6,372
*	Hochtief AG	131,391	6,234
	Salzgitter AG	168,557	6,128
^	SGL Carbon SE	149,772	6,060
	RWE AG Prior Pfd.	166,976	5,911
^	Aixtron SE NA	420,406	5,528
	Leoni AG	141,447	5,239
^,* Sky Deutschland AG		1,675,617	5,108
*	Dialog Semiconductor plc	254,161	4,867
	Wincor Nixdorf AG	126,469	4,804
^	Wacker Chemie AG	68,223	4,439
	Pfeiffer Vacuum Technology AG	42,884	4,226
	Gerry Weber International AG	100,664	4,131
	Douglas Holding AG	94,865	3,956
^,* GAGFAH SA		381,989	3,912
	ElringKlinger AG	140,839	3,896
	TAG Immobilien AG	401,606	3,866
*	TUI AG	579,098	3,733
	Fuchs Petrolub AG	74,230	3,728
*	Kloeckner & Co. SE	421,069	3,652
*	Aareal Bank AG	208,006	3,429
	Rational AG	14,884	3,401
	Duerr AG	49,280	3,285
	Carl Zeiss Meditec AG	134,971	3,258

	GFK SE	68,404	3,210
	Vossloh AG	35,704	3,144
	Alstria Office REIT-AG	272,925	3,038
	Gildemeister AG	201,300	3,036
	CTS Eventim AG	96,640	2,837
	KWS Saat AG	9,705	2,644
	Draegerwerk AG & Co. KGaA Prior Pfd.	26,858	2,632
^	Sartorius AG Prior Pfd.	36,763	2,557
	Krones AG	53,278	2,488
*	KUKA AG	106,055	2,404
	Bechtle AG	61,514	2,340
	Hamburger Hafen und Logistik AG	101,775	2,255
^	BayWa AG	58,492	2,174
	Indus Holding AG	87,216	2,041
^,* Morphosys AG		89,829	2,004
	NORMA Group	84,585	1,871
	Drillisch AG	191,829	1,794
	Jungheinrich AG Prior Pfd.	65,528	1,721
^	Sto AG Prior Pfd.	10,956	1,546
	Wacker Neuson SE	101,896	1,512
	Bertrandt AG	21,319	1,511
	Delticom AG	21,810	1,480
^,* IVG Immobilien AG		628,560	1,453
	Hamborner REIT AG	169,737	1,428
	Comdirect Bank AG	147,507	1,318
*	Deutz AG	347,682	1,293
*	Evotec AG	372,738	1,189
	Biotest AG Prior Pfd.	23,127	1,154
	STRATEC Biomedical AG	28,596	1,147
	Tom Tailor Holding AG	65,972	1,135
	MLP AG	204,442	1,100
	QSC AG	385,221	1,095
	Jenoptik AG	162,024	1,093
	Sixt AG Prior Pfd.	69,100	1,066
	Sixt AG	59,549	1,061
^	Balda AG	171,382	1,041
	Draegerwerk AG & Co. KGaA	12,019	1,024
^,* Suss Microtec AG		90,103	1,009
^,* Heidelberger Druckmaschinen AG		781,044	997
	Kontron AG	203,080	992
	Takkt AG	81,611	939
*	ADVA Optical Networking SE	152,189	921
^	Aurelius AG	22,238	903
^,* Nordex SE		240,940	902
*	KHD Humboldt Wedag International AG	150,157	896
	Bauer AG	37,719	879
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	42,027	876
*	Gesco AG	11,181	873
^,* SAF-Holland SA		151,651	863
*	Patrizia Immobilien AG	137,458	840
^	Deutsche Beteiligungs AG	41,181	835
^	DIC Asset AG	99,500	830
^	XING AG	16,477	826
^	H&R AG	54,201	816
*	Tipp24 SE	16,203	693
*	Stroer Out-of-Home Media AG	73,145	685
^	Grammer AG	40,627	670

	Prime Office REIT-AG	153,911	662
	Nemetschek AG	19,484	660
*	Borussia Dortmund GmbH & Co. KGaA	200,912	609
	Cewe Color Holding AG	16,459	595
^	VTG AG	39,696	591
	CENTROTEC Sustainable AG	31,853	484
^	Solarworld AG	320,710	467
	Daimler AG (New York Shares)	9,125	454
	CropEnergies AG	74,013	446
	CAT Oil AG	67,656	421
^,* Air Berlin plc		186,592	417
*	Homag Group AG	26,658	394
	KSB AG	728	379
	R Stahl AG	12,200	376
*	Constantin Medien AG	193,724	349
^,* zooplus AG		10,009	331
^	OHB AG	19,520	329
	DAB Bank AG	73,000	287
^	Asian Bamboo AG	31,667	273
	Muehlbauer Holding AG & Co. KGaA	9,567	259
	Elmos Semiconductor AG	30,282	230
*	Verbio AG	54,229	173
*	Colonia Real Estate AG	40,511	164
*	Lotto24	16,203	63
			3,687,619
Greece (0.1%)
*	Coca Cola Hellenic Bottling Co. SA	859,228	15,055
*	National Bank of Greece SA	3,826,977	5,958
	OPAP SA	960,460	5,771
*	Titan Cement Co. SA	236,190	3,771
*	Alpha Bank AE	2,249,509	3,331
*	Hellenic Petroleum SA	316,243	2,068
*	Bank of Cyprus plc	6,101,554	1,644
	JUMBO SA	409,223	1,526
*	Piraeus Bank SA	5,038,117	1,371
*	Public Power Corp. SA	514,780	1,358
	Motor Oil Hellas Corinth Refineries SA	229,313	1,354
^,* Hellenic Telecommunications Organization SA ADR		1,114,196	1,331
*	Hellenic Telecommunications Organization SA	523,594	1,295
*	EFG Eurobank Ergasias SA	1,512,769	1,251
*	Mytilineos Holdings SA	413,344	1,074
*	Viohalco Hellenic Copper and Aluminum Industry SA	374,495	1,007
	Hellenic Exchanges SA	298,361	909
*	Folli Follie Group	132,970	836
	Metka SA	101,341	755
*	Ellaktor SA	536,378	686
*	Marfin Investment Group Holdings SA	2,407,014	536
	Frigoglass SA	117,202	503
	Intralot SA-Integrated Lottery Systems & Services	371,256	411
*	National Bank of Greece SA ADR	202,529	324
	Eurobank Properties Real Estate Investment Co.	50,776	256
	Terna Energy SA	94,502	137
			54,518
Hong Kong (2.0%)
2	AIA Group Ltd.	43,846,028	153,190
	Sun Hung Kai Properties Ltd.	6,714,164	83,401

	Hutchison Whampoa Ltd.	9,119,301	81,746
	Cheung Kong Holdings Ltd.	5,942,329	77,747
	CLP Holdings Ltd.	7,721,833	66,628
	Hong Kong Exchanges and Clearing Ltd.	4,393,942	58,625
	Hong Kong & China Gas Co. Ltd.	22,305,486	51,605
	BOC Hong Kong Holdings Ltd.	15,850,883	48,481
	Li & Fung Ltd.	24,373,027	47,874
	Power Assets Holdings Ltd.	5,934,209	46,569
	Hang Seng Bank Ltd.	3,271,348	45,385
	Link REIT	9,691,526	42,397
	Wharf Holdings Ltd.	6,479,774	37,314
	Swire Pacific Ltd. Class A	2,909,401	34,814
	Hang Lung Properties Ltd.	9,572,412	33,820
	Sands China Ltd.	10,315,975	30,260
	Hang Lung Group Ltd.	3,757,623	24,257
	Henderson Land Development Co. Ltd.	4,048,367	23,462
	MTR Corp. Ltd.	6,180,393	21,537
	Sino Land Co. Ltd.	12,567,649	21,354
^	Bank of East Asia Ltd.	5,791,195	20,115
	New World Development Co. Ltd.	15,622,300	19,865
	Wheelock & Co. Ltd.	3,922,119	15,329
^,*,
2 Galaxy Entertainment Group Ltd.		6,275,525	15,015
	SJM Holdings Ltd.	8,286,818	14,715
	Kerry Properties Ltd.	3,095,604	14,154
^	Wynn Macau Ltd.	6,640,625	14,072
	Shangri-La Asia Ltd.	6,734,824	13,225
	Cheung Kong Infrastructure Holdings Ltd.	2,058,995	12,474
	Hysan Development Co. Ltd.	2,704,402	11,388
^	ASM Pacific Technology Ltd.	846,308	10,829
	First Pacific Co. Ltd.	8,971,927	10,031
	Yue Yuen Industrial Holdings Ltd.	3,165,799	9,558
	Television Broadcasts Ltd.	1,298,000	9,277
	NWS Holdings Ltd.	5,892,679	8,969
	Cathay Pacific Airways Ltd.	5,028,514	8,294
	AAC Technologies Holdings Inc.	2,852,000	8,277
^	VTech Holdings Ltd.	697,200	8,172
	Hopewell Holdings Ltd.	2,405,137	6,990
	Wing Hang Bank Ltd.	763,380	6,986
	PCCW Ltd.	17,304,452	6,781
^	Esprit Holdings Ltd.	5,518,069	6,649
	Techtronic Industries Co.	4,940,500	6,646
	Lifestyle International Holdings Ltd.	2,406,601	5,504
	Orient Overseas International Ltd.	917,103	5,200
	Stella International Holdings Ltd.	2,074,500	5,166
	Champion REIT	10,244,000	4,490
^	Giordano International Ltd.	6,308,000	4,384
	Cafe de Coral Holdings Ltd.	1,462,000	4,194
	Johnson Electric Holdings Ltd.	6,620,000	3,868
*	G-Resources Group Ltd.	65,580,971	3,785
	Xinyi Glass Holdings Ltd.	7,092,000	3,554
	SmarTone Telecommunications Holdings Ltd.	1,581,000	3,324
^	Luk Fook Holdings International Ltd.	1,346,000	3,245
	Great Eagle Holdings Ltd.	1,209,000	3,054
	Pacific Basin Shipping Ltd.	6,899,000	3,051
	Vitasoy International Holdings Ltd.	3,332,000	2,954
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,090,000	2,953

	Melco International Development Ltd.	3,746,000	2,808
*	Foxconn International Holdings Ltd.	9,234,714	2,750
^	Chow Sang Sang Holdings International Ltd.	1,313,000	2,670
	Trinity Ltd.	3,936,000	2,562
	SA SA International Holdings Ltd.	4,220,000	2,558
	Texwinca Holdings Ltd.	2,712,000	2,551
^	Shun Tak Holdings Ltd.	6,570,500	2,277
^	Brightoil Petroleum Holdings Ltd.	10,108,000	1,969
	Dah Sing Financial Holdings Ltd.	576,000	1,834
^	Kingston Financial Group Ltd.	17,424,000	1,746
	Midland Holdings Ltd.	3,096,000	1,648
^	K Wah International Holdings Ltd.	4,458,000	1,621
	Sunlight REIT	4,325,000	1,592
	Pacific Textile Holdings Ltd.	2,267,000	1,581
^	United Laboratories International Holdings Ltd.	2,864,500	1,355
	Kowloon Development Co. Ltd.	1,383,000	1,346
	Dah Sing Banking Group Ltd.	1,464,000	1,345
	Emperor Watch & Jewellery Ltd.	14,190,000	1,270
^	Value Partners Group Ltd.	2,763,000	1,260
*	CST Mining Group Ltd.	84,744,000	1,260
	Prosperity REIT	4,909,000	1,244
	Singamas Container Holdings Ltd.	5,580,000	1,155
^	SITC International Holdings Co. Ltd.	4,820,949	1,121
	HKR International Ltd.	2,874,400	1,058
^	SOCAM Development Ltd.	1,072,353	1,035
	Regal REIT	4,076,000	984
^	Emperor International Holdings	4,363,333	889
*	China Financial International Investments Ltd.	13,620,000	825
	Regal Hotels International Holdings Ltd.	2,122,000	822
*	Sinopoly Battery Ltd.	22,340,000	802
^	IT Ltd.	1,884,000	788
^,* China Resources and Transportation Group Ltd.		22,100,000	781
	Bonjour Holdings Ltd.	5,062,000	753
	CSI Properties Ltd.	16,061,585	734
*	China Daye Non-Ferrous Metals Mining Ltd.	15,462,000	695
	Truly International Holdings	4,666,000	688
	Citic Telecom International Holdings Ltd.	3,575,000	682
	YGM Trading Ltd.	298,000	675
^,* Silver base Group Holdings Ltd.		1,649,000	667
*	Mongolia Energy Corp. Ltd.	16,502,000	644
	Pico Far East Holdings Ltd.	2,944,000	643
	Glorious Sun Enterprises Ltd.	2,050,000	635
*	Lai Sun Development	34,937,833	627
^	Oriental Watch Holdings	1,980,000	601
	CK Life Sciences International Holdings Inc.	10,716,000	600
^	Man Wah Holdings Ltd.	1,598,000	595
	Sateri Holdings Ltd.	2,628,000	582
	Polytec Asset Holdings Ltd.	6,060,000	551
	SUNeVision Holdings Ltd.	2,836,000	546
	Newocean Energy Holdings Ltd.	2,610,000	544
*	Honbridge Holdings Ltd.	7,068,000	537
*	Pearl Oriental Oil Ltd.	6,756,000	529
	Hongkong Chinese Ltd.	3,394,000	523
	Get Nice Holdings Ltd.	12,486,000	513
*	Apollo Solar Energy Technology Holdings Ltd.	19,136,000	513
	Guotai Junan International Holdings Ltd.	1,728,000	500
	Paliburg Holdings Ltd.	1,648,000	499

* Ming Fung Jewellery Group Ltd.	10,795,115	499
Soundwill Holdings Ltd.	331,746	488
* Fook Woo Group Holdings Ltd.	2,620,000	463
Lee & Man Chemical Co. Ltd.	904,000	435
Samson Holding Ltd.	3,561,000	421
* Sitoy Group Holdings Ltd.	950,000	417
Kosmopolito Hotels International Ltd.	2,119,645	416
* Apac Resources Ltd.	12,900,000	413
EVA Precision Industrial Holdings Ltd.	5,452,000	412
Dickson Concepts International Ltd.	756,500	407
Pacific Andes International Holdings Ltd.	7,191,000	393
^ Cecep Costin New Materials Grp Ltd.	959,000	391
Prosperity International Holdings HK Ltd.	9,100,000	386
Goodbaby International Holdings Ltd.	1,543,000	376
^ Victory City International Holdings Ltd.	3,798,000	366
^ City Telecom HK Ltd.	1,595,000	361
* eSun Holdings Ltd.	2,622,000	336
China WindPower Group Ltd.	11,330,000	330
VST Holdings Ltd.	2,108,000	327
* Titan Petrochemicals Group Ltd.	10,180,000	323
Century City International Holdings Ltd.	4,668,000	305
* IRC Ltd.	3,464,000	301
Richfield Group Holdings Ltd.	6,624,000	263
* Sino-Tech International Holdings Ltd.	28,420,000	256
* Imagi International Holdings Ltd.	19,120,000	246
Haitong International Securities Group Ltd.	782,000	239
Shenyin Wanguo HK Ltd.	790,000	207
Chen Hsong Holdings	720,000	202
Oriental Press Group	1,878,000	196
Neo-Neon Holdings Ltd.	1,515,500	155
* Sun Innovation Holdings Ltd.	10,730,000	143
* Newton Resources Ltd.	2,244,000	112
* Ruifeng Petroleum Chemical Holdings Ltd.	6,516,000	62
Qualipak International	257,350	56
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	—
		1,422,289
Hungary (0.1%)
OTP Bank plc	987,864	15,124
MOL Hungarian Oil and Gas plc	178,048	12,808
Richter Gedeon Nyrt	58,847	9,960
Magyar Telekom Telecommunications plc	1,986,521	3,671
EGIS Pharmaceuticals plc	14,921	1,036
		42,599
India (1.5%)
Reliance Industries Ltd.	5,608,650	74,605
Infosys Ltd.	1,825,950	72,702
Housing Development Finance Corp.	4,667,522	57,699
HDFC Bank Ltd.	5,030,899	52,932
Tata Consultancy Services Ltd.	2,010,957	44,727
ITC Ltd.	9,330,236	43,189
Hindustan Unilever Ltd.	3,780,667	31,708
Tata Motors Ltd.	6,337,118	25,501
ICICI Bank Ltd.	1,334,629	22,967
Larsen & Toubro Ltd.	893,997	21,883
Axis Bank Ltd.	967,102	18,025
State Bank of India	492,799	17,668

HDFC Bank Ltd. ADR	495,515	16,803
Oil & Natural Gas Corp. Ltd.	3,277,077	16,788
Mahindra & Mahindra Ltd.	1,320,550	16,556
Sun Pharmaceutical Industries Ltd.	1,314,809	15,394
Coal India Ltd.	2,157,350	13,885
Bharti Airtel Ltd.	2,437,363	13,084
Jindal Steel & Power Ltd.	1,593,768	11,350
Kotak Mahindra Bank Ltd.	1,165,099	11,167
Sterlite Industries India Ltd.	5,723,616	10,927
Infrastructure Development Finance Co. Ltd.	4,341,324	10,426
GAIL India Ltd.	1,635,074	10,360
Bajaj Auto Ltd.	356,715	10,243
Power Grid Corp. of India Ltd.	4,738,393	10,090
Hindalco Industries Ltd.	4,594,185	9,842
Wipro Ltd.	1,596,471	9,707
Bharat Heavy Electricals Ltd.	2,517,477	9,699
Tata Steel Ltd.	1,294,733	9,589
Ultratech Cement Ltd.	309,612	9,113
Cipla Ltd.	1,471,411	8,935
Ambuja Cements Ltd.	2,644,663	8,545
ICICI Bank Ltd. ADR	245,530	8,500
Asian Paints Ltd.	121,534	7,947
Tata Power Co. Ltd.	4,168,001	7,321
NTPC Ltd.	2,473,944	6,952
Lupin Ltd.	634,905	6,838
Dr Reddy's Laboratories Ltd.	231,640	6,704
* DLF Ltd.	1,747,281	6,525
Zee Entertainment Enterprises Ltd.	2,056,802	6,204
Hero Motocorp Ltd.	169,442	6,078
LIC Housing Finance Ltd.	1,288,544	6,048
Dr Reddy's Laboratories Ltd. ADR	206,707	5,999
* Cairn India Ltd.	974,296	5,811
Godrej Consumer Products Ltd.	509,903	5,724
Shriram Transport Finance Co. Ltd.	537,879	5,574
Jaiprakash Associates Ltd.	4,128,267	5,401
United Spirits Ltd.	368,536	5,358
ACC Ltd.	220,324	5,225
Sesa Goa Ltd.	1,483,710	5,039
* Ranbaxy Laboratories Ltd.	552,441	4,927
Bharat Petroleum Corp. Ltd.	738,876	4,822
JSW Steel Ltd.	369,982	4,424
Rural Electrification Corp. Ltd.	1,265,540	4,264
* Idea Cellular Ltd.	2,815,329	4,036
Reliance Infrastructure Ltd.	456,577	4,036
* Satyam Computer Services Ltd.	2,723,650	3,992
Bank of Baroda	338,915	3,983
Federal Bank Ltd.	528,997	3,921
Wipro Ltd. ADR	500,518	3,909
* Reliance Power Ltd.	2,382,452	3,885
Dabur India Ltd.	1,807,070	3,865
Siemens Ltd.	298,917	3,650
Titan Industries Ltd.	909,962	3,616
Adani Ports and Special Economic Zone	1,665,991	3,596
Power Finance Corp. Ltd.	1,143,846	3,547
HCL Technologies Ltd.	363,965	3,382
State Bank of India GDR	40,643	3,132
Apollo Hospitals Enterprise Ltd.	276,305	3,122

Maruti Suzuki India Ltd.	152,775	3,107
Indiabulls Financial Services Ltd.	750,062	3,051
Adani Enterprises Ltd.	912,020	2,950
Piramal Healthcare Ltd.	290,908	2,700
Tata Global Beverages Ltd.	1,178,555	2,687
Bank of India	500,201	2,669
Canara Bank	389,110	2,549
Mahindra & Mahindra Financial Services Ltd.	193,214	2,451
Reliance Capital Ltd.	403,528	2,406
Aditya Birla Nuvo Ltd.	166,019	2,340
* Unitech Ltd.	5,830,701	2,264
* Jubilant Foodworks Ltd.	111,775	2,252
Bharat Forge Ltd.	405,546	2,180
United Phosphorus Ltd.	1,009,065	2,171
Reliance Communications Ltd.	2,114,497	2,121
* GMR Infrastructure Ltd.	4,394,013	1,826
Hexaware Technologies Ltd.	872,758	1,780
* Wockhardt Ltd.	97,706	1,712
* MAX India Ltd.	530,489	1,674
Ashok Leyland Ltd.	4,180,917	1,668
Strides Arcolab Ltd.	122,494	1,565
Indian Hotels Co. Ltd.	1,472,464	1,558
* Housing Development & Infrastructure Ltd.	1,056,958	1,500
Indiabulls Real Estate Ltd.	1,423,384	1,415
Jammu & Kashmir Bank Ltd.	86,222	1,410
Emami Ltd.	152,603	1,361
Great Eastern Shipping Co. Ltd.	286,023	1,336
Havells India Ltd.	129,627	1,245
CESC Ltd.	232,091	1,238
IFCI Ltd.	1,938,666	1,229
Karur Vysya Bank Ltd.	165,142	1,227
McLeod Russel India Ltd.	207,548	1,193
Bata India Ltd.	71,727	1,143
India Cements Ltd.	765,131	1,141
* Godrej Industries Ltd.	264,138	1,123
Jindal Saw Ltd.	513,324	1,100
Bombay Rayon Fashions Ltd.	247,011	1,095
Sobha Developers Ltd.	174,421	1,089
Redington India Ltd.	884,828	1,081
Financial Technologies India Ltd.	82,181	1,061
Jain Irrigation Systems Ltd. (Common Stock)	729,483	1,058
Ipca Laboratories Ltd.	144,817	1,040
Gujarat Mineral Development Corp. Ltd.	307,542	1,027
Torrent Pharmaceuticals Ltd.	84,899	1,017
Thermax Ltd.	116,766	1,014
Tube Investments Of India	341,316	1,003
Britannia Industries Ltd.	117,355	980
* Welspun Corp. Ltd.	532,644	973
Manappuram Finance Ltd.	1,588,305	954
Indian Overseas Bank	727,562	945
* Suzlon Energy Ltd.	2,858,109	942
Biocon Ltd.	217,593	941
Aurobindo Pharma Ltd.	478,211	935
Gitanjali Gems Ltd.	156,143	918
Andhra Bank	497,059	906
Bajaj Finance Ltd.	48,417	900
Eicher Motors Ltd.	25,207	885

Corp Bank	120,598	877
Gujarat State Petronet Ltd.	685,028	867
Shree Renuka Sugars Ltd.	1,505,103	829
Syndicate Bank	466,222	818
Rajesh Exports Ltd.	347,263	810
Core Education & Technologies Ltd.	155,203	807
Berger Paints India Ltd.	324,244	805
* Voltas Ltd.	420,170	799
Gujarat Gas Co. Ltd.	142,571	792
Maharashtra Seamless Ltd.	129,623	781
UCO Bank	622,639	776
NIIT Technologies Ltd.	148,323	776
* Arvind Ltd.	602,508	774
EID Parry India Ltd.	204,762	772
Raymond Ltd.	124,727	772
Century Textiles & Industries Ltd.	146,811	763
MRF Ltd.	4,438	763
Amtek Auto Ltd.	399,854	736
Sintex Industries Ltd.	674,546	724
Ruchi Soya Industries Ltd.	473,661	722
India Infoline Ltd.	780,845	721
IRB Infrastructure Developers Ltd.	316,363	717
Madras Cements Ltd.	239,443	711
IVRCL Ltd.	893,283	703
Infosys Ltd. ADR	17,690	700
Indraprastha Gas Ltd.	166,125	696
PTC India Ltd.	679,840	690
Sundaram Finance Ltd.	51,523	687
Apollo Tyres Ltd.	489,898	682
TTK Prestige Ltd.	10,454	674
* GVK Power & Infrastructure Ltd.	2,881,989	667
Bayer CropScience Ltd.	41,381	663
MOIL Ltd.	136,772	658
Orissa Minerals Development Co. Ltd.	791	652
EIH Ltd.	456,712	643
Alstom T&D India Ltd.	194,127	636
Supreme Industries Ltd.	139,613	627
* Lanco Infratech Ltd.	2,754,258	623
Gateway Distriparks Ltd.	241,386	614
Phoenix Mills Ltd.	185,104	610
Gujarat State Fertilisers & Chemicals Ltd.	96,998	604
Punj Lloyd Ltd.	660,498	601
* Prestige Estates Projects Ltd.	295,354	595
* Karnataka Bank Ltd.	348,277	594
Page Industries Ltd.	10,897	576
SKF India Ltd.	51,271	561
Dena Bank	334,593	551
Rallis India Ltd.	241,853	550
Nava Bharat Ventures Ltd.	157,120	548
* Pipavav Defence & Offshore Engineering Co. Ltd.	499,387	544
MindTree Ltd.	47,399	537
* Balrampur Chini Mills Ltd.	549,600	531
Educomp Solutions Ltd.	183,662	526
Gruh Finance Ltd.	187,200	516
* Whirlpool of India Ltd.	129,089	516
Dewan Housing Finance Corp. Ltd.	198,514	515
Gujarat Fluorochemicals Ltd.	82,729	514

Amtek India Ltd.	312,170	512
* Hindustan Construction Co. Ltd.	1,625,559	510
* Fortis Healthcare Ltd.	287,682	507
Cox & Kings Ltd.	198,210	495
* Jet Airways India Ltd.	77,901	495
Alok Industries Ltd.	1,743,477	491
* Hathway Cable & Datacom Ltd.	143,463	485
Bombay Dyeing & Manufacturing Co. Ltd.	53,604	483
Monnet Ispat & Energy Ltd.	88,328	482
Bajaj Hindusthan Ltd.	880,127	479
Chambal Fertilizers & Chemicals Ltd.	372,084	476
CMC Ltd.	26,646	470
* Jagran Prakashan Ltd.	283,921	464
Sunteck Realty Ltd.	71,785	458
Novartis India Ltd.	38,361	454
IL&FS Transportation Networks Ltd.	150,174	448
Trent Ltd.	24,255	447
Shoppers Stop Ltd.	69,205	443
Amara Raja Batteries Ltd.	82,959	437
Radico Khaitan Ltd.	219,876	426
Prism Cement Ltd.	462,653	425
State Bank of Bikaner & Jaipur	65,236	415
Graphite India Ltd.	274,513	412
Anant Raj Industries Ltd.	482,092	410
Alstom India Ltd.	62,479	407
* Polaris Financial Technology Ltd.	202,268	404
* NCC Ltd.	593,283	398
Triveni Turbine Ltd.	474,211	389
Rolta India Ltd.	317,890	386
* JSW ISPAT Steel Ltd.	2,061,900	380
* Himachal Futuristic Communications	1,765,189	376
BASF India Ltd.	37,112	372
REI Agro Ltd.	1,981,679	371
* SpiceJet Ltd.	634,162	365
* Unichem Laboratories Ltd.	135,309	362
* Development Credit Bank Ltd.	500,444	360
Tata Investment Corp. Ltd.	43,330	344
ABG Shipyard Ltd.	51,203	343
* Tata Teleservices Maharashtra Ltd.	1,488,444	341
Vijaya Bank	355,907	341
* Indiabulls Power Ltd.	1,476,922	338
Persistent Systems Ltd.	48,394	334
TVS Motor Co. Ltd.	488,005	332
Kemrock Industries & Exports Ltd.	44,983	322
Aban Offshore Ltd.	46,797	319
Edelweiss Financial Services Ltd.	591,314	318
Gujarat NRE Coke Ltd.	944,054	290
Ballarpur Industries Ltd.	844,181	290
State Bank of Travancore	32,344	285
Tata Motors Ltd. ADR	14,000	283
Jyothy Laboratories Ltd.	118,846	264
Cholamandalam Investment and Finance Co. Ltd.	68,772	263
* Sun Pharma Advanced Research Co. Ltd.	194,204	261
BEML Ltd.	44,623	255
* SREI Infrastructure Finance Ltd.	654,035	252
S Kumars Nationwide Ltd.	525,960	250
Bajaj Electricals Ltd.	78,492	249

* Mahanagar Telephone Nigam	448,634	245
Lakshmi Machine Works Ltd.	8,644	241
Greaves Cotton Ltd.	205,630	236
* Indiabulls Infrastructure and Power Ltd.	2,968,835	235
HCL Infosystems Ltd.	341,748	229
Tulip Telecom Ltd.	124,890	228
Clariant Chemicals India Ltd.	19,759	224
* Uttam Galva Steels Ltd.	186,236	217
* Parsvnath Developers Ltd.	304,956	214
Blue Star Ltd.	61,674	211
Ingersoll-Rand India Ltd.	24,626	199
* Orchid Chemicals & Pharmaceuticals Ltd.	99,237	195
FDC Ltd.	129,761	192
* Eros International Media Ltd.	63,367	190
* Vardhman Textiles Ltd.	43,714	186
* Hindustan Oil Exploration Co. Ltd.	86,584	184
VIP Industries Ltd.	140,975	182
* BF Utilities Ltd.	24,986	182
Glodyne Technoserve Ltd.	50,846	180
Navneet Publications India Ltd.	177,002	179
KEC International Ltd.	170,144	174
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	172
Elgi Equipments Ltd.	112,520	171
Orient Paper & Industries Ltd.	146,364	171
Zydus Wellness Ltd.	22,259	166
* Usha Martin Ltd.	332,841	160
Arshiya International Ltd.	71,369	158
SRF Ltd.	42,666	155
Punjab & Sind Bank	135,939	154
NIIT Ltd.	231,147	153
Arrow Webtex Ltd.	147,588	152
Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	151
* DEN Networks Ltd.	66,965	147
Sterlite Technologies Ltd.	249,505	146
Escorts Ltd.	139,878	145
* Texmaco Rail & Engineering Ltd.	151,224	145
Kalpataru Power Transmission Ltd.	107,694	134
* Hotel Leela Venture Ltd.	238,890	132
ICRA Ltd.	5,952	129
Rain Commodities Ltd.	208,870	127
* Merck Ltd.	10,931	120
Uflex Ltd.	62,820	118
Praj Industries Ltd.	122,701	114
* Asahi India Glass Ltd.	105,677	114
* Zuari Holdings Ltd.	19,189	112
Sterlite Industries India Ltd. ADR	14,000	108
Sundram Fasteners Ltd.	123,635	106
Jai Corp. Ltd.	101,667	101
Time Technoplast Ltd.	122,258	98
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	69
* Hexa Tradex Ltd.	41,015	26
* Jain Irrigation Systems Ltd.	32,150	22
		1,060,355
Indonesia (0.7%)
Astra International Tbk PT	86,656,500	63,710
Bank Central Asia Tbk PT	52,142,500	43,942
Telekomunikasi Indonesia Persero Tbk PT	43,208,100	41,672

Bank Rakyat Indonesia Persero Tbk PT	46,918,000	34,441
Bank Mandiri Persero Tbk PT	39,422,624	34,315
Perusahaan Gas Negara Persero Tbk PT	46,668,500	18,619
Semen Gresik Persero Tbk PT	12,713,000	17,315
Unilever Indonesia Tbk PT	6,499,000	16,596
United Tractors Tbk PT	7,218,015	15,900
Indocement Tunggal Prakarsa Tbk PT	6,266,500	14,169
Bank Negara Indonesia Persero Tbk PT	31,660,495	13,234
Gudang Garam Tbk PT	2,039,000	12,081
Indofood Sukses Makmur Tbk PT	18,867,500	10,721
Charoen Pokphand Indonesia Tbk PT	31,643,865	10,615
Adaro Energy Tbk PT	62,039,000	9,509
Bank Danamon Indonesia Tbk PT	14,259,109	9,097
Kalbe Farma Tbk PT	19,430,102	7,827
Lippo Karawaci Tbk PT	79,280,500	7,433
Bumi Resources Tbk PT	63,779,500	6,963
Indo Tambangraya Megah Tbk PT	1,701,300	6,345
Tambang Batubara Bukit Asam Persero Tbk PT	3,470,000	5,794
Jasa Marga Persero Tbk PT	8,798,500	5,277
XL Axiata Tbk PT	7,400,723	4,792
Bhakti Investama Tbk PT	93,754,500	3,986
Astra Agro Lestari Tbk PT	1,640,000	3,961
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,945,000	3,748
Summarecon Agung Tbk PT	20,891,500	3,562
Ciputra Development Tbk PT	46,191,000	3,151
Indosat Tbk PT	5,986,500	3,053
AKR Corporindo Tbk PT	7,044,500	2,698
Vale Indonesia Tbk PT	10,498,500	2,675
Mitra Adiperkasa Tbk PT	3,266,500	2,474
* Garuda Indonesia Persero Tbk PT	29,656,000	2,311
* Tower Bersama Infrastructure Tbk PT	5,090,500	2,105
* Sentul City Tbk PT	90,369,000	2,086
Holcim Indonesia Tbk PT	7,488,500	2,070
Alam Sutera Realty Tbk PT	41,553,000	2,011
* Trada Maritime Tbk PT	21,385,500	2,006
Aneka Tambang Persero Tbk PT	13,881,000	1,871
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	1,865
Bank Tabungan Negara Persero Tbk PT	11,907,500	1,713
* Bakrie Telecom Tbk PT	94,762,000	1,703
* Energi Mega Persada Tbk PT	134,696,032	1,692
Ramayana Lestari Sentosa Tbk PT	12,777,000	1,691
Japfa Comfeed Indonesia Tbk PT	3,656,000	1,671
* Indah Kiat Pulp & Paper Corp. Tbk PT	12,434,500	1,611
Gajah Tunggal Tbk PT	6,509,500	1,592
Surya Semesta Internusa Tbk PT	13,039,500	1,572
* Bakrie and Brothers Tbk PT	285,539,000	1,504
Citra Marga Nusaphala Persada Tbk PT	6,714,000	1,428
* Benakat Petroleum Energy Tbk PT	66,043,000	1,385
Multistrada Arah Sarana Tbk PT	22,888,500	1,155
Timah Persero Tbk PT	8,081,500	1,128
Indika Energy Tbk PT	6,100,500	1,100
* Kawasan Industri Jababeka Tbk PT	57,069,000	1,096
Krakatau Steel Persero Tbk PT	13,596,500	1,073
* Bakrieland Development Tbk PT	167,611,000	1,073
* ABM Investama Tbk PT	2,802,000	1,060
Wijaya Karya Persero Tbk PT	9,658,000	1,015
Sampoerna Agro PT	3,124,500	986

Medco Energi Internasional Tbk PT	5,193,500	946
* Erajaya Swasembada Tbk PT	4,131,500	914
* Pakuwon Jati Tbk PT	38,399,600	908
BW Plantation Tbk PT	5,823,000	907
Agung Podomoro Land Tbk PT	24,396,000	883
Bisi International PT	6,953,500	863
Ciputra Property Tbk PT	12,657,500	839
Bank Bukopin Tbk PT	12,149,166	804
* Panin Financial Tbk PT	50,196,000	733
Bakrie Sumatera Plantations Tbk PT	39,972,500	713
Intiland Development Tbk PT	19,333,500	688
* Barito Pacific Tbk PT	12,416,500	679
Hexindo Adiperkasa Tbk PT	830,000	628
Resource Alam Indonesia Tbk PT	1,548,000	561
* Berlian Laju Tanker Tbk PT	25,926,000	537
* Delta Dunia Makmur Tbk PT	18,122,000	523
* Modernland Realty Tbk PT	10,203,500	483
Selamat Sempurna Tbk PT	2,245,500	473
Nippon Indosari Corpindo Tbk PT	824,000	421
Tunas Baru Lampung Tbk PT	7,396,500	419
Pembangunan Perumahan Persero Tbk PT	5,998,000	380
Clipan Finance Indonesia Tbk PT	6,542,000	292
* Darma Henwa Tbk PT	42,227,000	222
Asahimas Flat Glass Tbk PT	301,000	184
* Polychem Indonesia Tbk PT	4,044,000	158
		498,406
Ireland (0.3%)
CRH plc	3,071,681	56,239
Kerry Group plc Class A	639,259	29,087
* Elan Corp. plc	2,152,583	25,106
* Governor & Co. of the Bank of Ireland	104,811,058	12,985
Paddy Power plc	186,756	12,589
DCC plc	359,633	8,933
C&C Group plc	1,466,313	6,435
Smurfit Kappa Group plc	652,100	4,851
Kingspan Group plc	557,628	4,462
Glanbia plc	550,576	4,132
* Ryanair Holdings plc	701,590	3,428
Grafton Group plc	858,238	2,930
United Drug plc	1,046,628	2,704
Greencore Group plc	1,744,209	2,065
Irish Continental Group plc	77,717	1,428
Aer Lingus Group plc	1,001,337	1,337
FBD Holdings plc	96,422	934
WPP plc ADR	13,107	833
* Ryanair Holdings plc ADR	25,555	753
Total Produce plc	1,492,368	726
* Independent News & Media plc	1,668,414	420
* Irish Bank Resolution Corp. Ltd.	698,992	—
		182,377
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	4,035,081	164,574
Israel Chemicals Ltd.	1,910,547	22,618
* Mellanox Technologies Ltd.	143,065	15,337
* Bank Hapoalim BM	4,542,106	13,162
* Bank Leumi Le-Israel BM	5,351,003	12,064

* NICE Systems Ltd.	262,530	9,468
Bezeq The Israeli Telecommunication Corp. Ltd.	8,098,543	8,148
Israel Corp. Ltd.	10,043	5,751
* Mizrahi Tefahot Bank Ltd.	541,464	4,059
Elbit Systems Ltd.	104,507	3,379
* Israel Discount Bank Ltd. Class A	3,401,638	3,173
Gazit-Globe Ltd.	310,831	2,900
Delek Group Ltd.	20,101	2,667
Paz Oil Co. Ltd.	19,030	1,986
Osem Investments Ltd.	137,494	1,706
* Oil Refineries Ltd.	3,563,606	1,638
Frutarom Industries Ltd.	168,366	1,500
* Strauss Group Ltd.	164,763	1,473
* Retalix Ltd.	63,831	1,339
Alony Hetz Properties & Investments Ltd.	317,379	1,256
Shikun & Binui Ltd.	940,386	1,238
Partner Communications Co. Ltd.	362,280	1,194
Babylon Ltd.	113,300	1,174
* Harel Insurance Investments & Financial Services Ltd.	46,643	1,128
Ormat Industries	246,408	1,070
* Ceragon Networks Ltd.	119,270	968
Migdal Insurance & Financial Holding Ltd.	1,042,506	963
* Given Imaging Ltd.	67,004	946
* First International Bank Of Israel Ltd.	86,634	837
* Jerusalem Oil Exploration	48,855	828
Shufersal Ltd.	368,304	797
Melisron Ltd.	52,278	796
Delek Automotive Systems Ltd.	146,848	794
* Africa Israel Investments Ltd.	307,669	779
* Tower Semiconductor Ltd.	1,183,146	771
Ituran Location and Control Ltd.	68,911	759
Cellcom Israel Ltd. (Registered)	134,474	751
* Nitsba Holdings 1995 Ltd.	111,155	736
Clal Industries and Investments Ltd.	251,239	698
Clal Insurance Enterprises Holdings Ltd.	75,638	645
Matrix IT Ltd.	149,940	583
Electra Ltd.	7,997	582
Cellcom Israel Ltd.	96,644	562
Amot Investments Ltd.	264,112	541
* Menorah Mivtachim Holdings Ltd.	98,527	526
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	19,945	507
Norstar Holdings Inc.	31,255	493
* Airport City Ltd.	118,787	459
* Naphtha Israel Petroleum Corp. Ltd.	148,085	457
* Industrial Buildings Corp.	393,465	455
* Jerusalem Economy Ltd.	110,588	439
Hot Telecommunication System Ltd.	51,244	406
Bayside Land Corp.	2,364	366
* Africa Israel Properties Ltd.	49,002	317
* AL-ROV Israel Ltd.	19,045	310
* Gilat Satellite Networks Ltd.	112,502	289
* Phoenix Holdings Ltd.	194,602	286
* Koor Industries Ltd.	41,126	272
Avgol Industries 1953 Ltd.	361,349	259
* Clal Biotechnology Industries Ltd.	102,659	247
Plasson Industries Ltd.	10,938	241
* FIBI Holdings Ltd.	21,041	230

*	Hadera Paper Ltd.	6,569	224
*	Union Bank of Israel	82,987	212
*	Alrov Properties and Lodgings Ltd.	13,858	180
	Property & Building Corp.	6,092	172
	Israel Land Development Co. Ltd.	24,097	138
*	Discount Investment Corp.	102,366	116
	Alon Holdings Blue Square Israel Ltd.	51,605	103
*	B Communications Ltd.	27,881	66
			306,108
Italy (1.4%)
	Eni SPA	10,290,021	212,184
	Enel SPA	28,200,001	80,533
	Assicurazioni Generali SPA	4,989,398	62,498
*	UniCredit SPA	17,349,189	58,782
	Intesa Sanpaolo SPA (Registered)	43,029,191	54,392
	Saipem SPA	1,134,314	52,132
	Fiat Industrial SPA	3,669,570	35,952
	Tenaris SA	1,740,455	33,752
	Telecom Italia SPA (Registered)	40,129,655	32,667
	Snam SPA	6,876,030	27,641
	Terna Rete Elettrica Nazionale SPA	5,582,038	18,629
	Atlantia SPA	1,418,635	18,625
*	Fiat SPA	3,760,510	18,428
	Telecom Italia SPA (Bearer)	25,700,280	17,892
	Luxottica Group SPA	501,814	17,204
	Prysmian SPA	865,513	13,863
	Enel Green Power SPA	7,495,882	10,718
	Unione di Banche Italiane SCPA	3,681,394	10,662
	Pirelli & C. SPA	1,013,955	10,239
*	Banco Popolare SC	7,589,813	8,839
	Davide Campari-Milano SPA	1,244,469	8,575
	Mediobanca SPA	2,201,590	7,570
	Banca Popolare di Sondrio SCARL	1,335,173	7,344
^,* Finmeccanica SPA		1,728,425	6,315
	Banca Popolare dell'Emilia Romagna Scrl	1,419,632	6,171
	Exor SPA	277,931	6,137
^,* Banca Monte dei Paschi di Siena SPA		27,381,291	6,050
*	Banca Popolare di Milano Scarl	13,209,108	6,047
	Mediaset SPA	3,009,515	5,246
^	Tod's SPA	52,795	4,844
	Azimut Holding SPA	488,761	4,658
^	Impregilo SPA	1,176,095	4,427
^	Lottomatica Group SPA	225,696	4,421
	Intesa Sanpaolo SPA (Bearer)	3,972,372	3,972
	Autogrill SPA	476,343	3,845
^	Salvatore Ferragamo Italia SPA	173,494	3,359
	Buzzi Unicem SPA ( Common Stock)	311,475	3,122
	Ansaldo STS SPA	400,995	3,068
^	Banca Carige SPA	4,023,830	3,065
	Mediolanum SPA	906,250	2,994
^	DiaSorin SPA	108,086	2,959
^,* Unipol Gruppo Finanziario SPA		1,093,827	2,710
	Recordati SPA	396,699	2,676
*	Sorin SPA	1,167,648	2,442
	Banca Generali SPA	205,890	2,337
*	Yoox SPA	174,538	2,318
*	Societa Cattolica di Assicurazioni SCRL	176,352	2,142

	A2A SPA	5,118,438	2,140
	Hera SPA	1,695,451	2,073
	Beni Stabili SPA	3,957,379	1,806
	Danieli & C Officine Meccaniche SPA	163,334	1,774
	De'Longhi SPA	158,851	1,753
	Interpump Group SPA	251,123	1,734
^	Piaggio & C SPA	693,343	1,659
	CIR-Compagnie Industriali Riunite SPA	1,616,954	1,627
	Banca Piccolo Credito Valtellinese Scarl	1,228,895	1,605
	ERG SPA	221,275	1,552
^,* Saras SPA		1,408,355	1,545
	Societa Iniziative Autostradali e Servizi SPA	227,843	1,537
*	Gemina SPA	1,963,188	1,513
	Amplifon SPA	387,933	1,441
^,* Unipol Gruppo Finanziario SPA Prior Pfd.		1,175,072	1,411
	ACEA SPA	256,657	1,370
	Brembo SPA	123,561	1,271
^	Danieli & C Officine Meccaniche SPA (Common Stock)	56,752	1,194
^	Italcementi SPA	277,225	1,139
*	Milano Assicurazioni SPA	3,404,406	1,127
	Astaldi SPA	191,611	1,113
	MARR SPA	121,230	1,095
	Credito Emiliano SPA	323,048	1,093
^	Autostrada Torino-Milano SPA	144,999	942
	Italcementi SPA RSP	424,492	918
^	Trevi Finanziaria Industriale SPA	164,332	880
	Iren SPA	2,227,223	783
	Buzzi Unicem SPA	155,835	749
*	Ei Towers SPA	31,646	737
^	Geox SPA	319,807	735
	Cofide SPA	1,501,166	732
*	Safilo Group SPA	111,975	718
	Zignago Vetro SPA	123,454	700
	Indesit Co. SPA	181,615	649
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	11,820	523
*	DeA Capital SPA	332,916	521
*	Engineering Ingegneria Informatica SPA	15,727	503
	Immobiliare Grande Distribuzione	521,799	493
	Industria Macchine Automatiche SPA	30,014	483
*	Italmobiliare SPA (Common Stock)	60,840	466
^,* Arnoldo Mondadori Editore SPA		408,382	458
	Vittoria Assicurazioni SPA	85,350	446
	Sogefi SPA	185,160	437
^,* RCS MediaGroup SPA		725,674	427
^,* Juventus Football Club SPA		1,690,066	389
	Falck Renewables SPA	355,870	384
	IMMSI SPA	672,788	368
^,* Prelios SPA		2,955,945	361
^,* Landi Renzo SPA		232,365	357
^	Gruppo Editoriale L'Espresso SPA	446,702	349
*	Italmobiliare SPA	25,946	344
	Esprinet SPA	86,418	331
	Marcolin SPA	56,805	316
^	Alerion Cleanpower SPA	74,112	309
*	KME Group SPA	754,652	282
	Cementir Holding SPA	168,770	280
	Banca IFIS SPA	48,249	274

	Cairo Communication SPA	82,741	269
^,* Maire Tecnimont SPA		365,417	260
*	Telecom Italia Media SPA	1,429,503	257
	Reply SPA	11,876	253
^	BasicNet SPA	102,532	251
*	Cam Finanziaria SPA	672,470	239
*	Poltrona Frau SPA	210,555	223
	Sabaf SPA	18,487	215
	Banca Profilo SPA	731,088	215
*	Fondiaria-Sai SPA RSP	3,821	178
*	Snai SPA	166,386	173
*	Ascopiave SPA	154,426	165
^,* Fondiaria-Sai SPA		8,917	11
			969,371
Japan (14.8%)
	Toyota Motor Corp.	11,808,852	451,533
	Mitsubishi UFJ Financial Group Inc.	54,536,803	264,451
	Honda Motor Co. Ltd.	6,979,993	221,896
	Sumitomo Mitsui Financial Group Inc.	5,752,603	181,157
	Canon Inc.	4,854,915	162,121
	Mizuho Financial Group Inc.	97,756,576	161,001
	Takeda Pharmaceutical Co. Ltd.	3,377,967	155,149
	Softbank Corp.	3,790,671	144,629
	FANUC Corp.	819,746	126,559
	Japan Tobacco Inc.	3,849,696	120,937
	Mitsubishi Corp.	6,011,673	118,963
	Hitachi Ltd.	19,336,486	113,997
	Mitsui & Co. Ltd.	7,433,022	109,761
	NTT DOCOMO Inc.	65,349	109,236
	Seven & I Holdings Co. Ltd.	3,222,785	101,997
	Nissan Motor Co. Ltd.	10,635,027	99,993
	Mitsubishi Estate Co. Ltd.	5,350,985	95,840
	East Japan Railway Co.	1,454,334	93,029
	Astellas Pharma Inc.	1,901,849	90,349
	Komatsu Ltd.	3,996,157	88,652
	Shin-Etsu Chemical Co. Ltd.	1,756,139	88,648
	Nippon Telegraph & Telephone Corp.	1,867,988	86,711
	KDDI Corp.	11,510	79,249
	Tokio Marine Holdings Inc.	3,097,360	70,967
	Mitsui Fudosan Co. Ltd.	3,585,111	69,076
	Sumitomo Corp.	4,821,145	67,540
	ITOCHU Corp.	6,447,003	66,738
	Denso Corp.	2,084,140	66,401
	Mitsubishi Electric Corp.	8,267,102	65,511
	Panasonic Corp.	9,448,044	65,393
	Bridgestone Corp.	2,784,427	62,717
	Kao Corp.	2,252,176	60,868
	Toshiba Corp.	17,222,327	57,039
	Nomura Holdings Inc.	15,552,532	54,459
	Tokyo Gas Co. Ltd.	10,539,320	54,325
	Central Japan Railway Co.	6,433	53,148
	Mitsubishi Heavy Industries Ltd.	12,990,354	52,452
	Sony Corp.	4,306,524	52,367
	Inpex Corp.	9,394	52,196
	Kyocera Corp.	655,668	51,878
	Nintendo Co. Ltd.	454,959	50,610
	Keyence Corp.	195,349	48,654

Eisai Co. Ltd.	1,078,064	47,708
Daiichi Sankyo Co. Ltd.	2,876,827	47,343
Otsuka Holdings Co. Ltd.	1,551,259	47,237
Marubeni Corp.	7,064,262	47,122
Fast Retailing Co. Ltd.	226,634	46,545
JX Holdings Inc.	9,597,290	46,133
Kubota Corp.	4,667,816	44,131
Nippon Steel Corp.	21,814,697	43,529
Murata Manufacturing Co. Ltd.	867,369	43,181
ORIX Corp.	449,047	42,452
Kirin Holdings Co. Ltd.	3,712,852	42,115
Secom Co. Ltd.	900,449	41,659
Hoya Corp.	1,865,689	41,383
Nikon Corp.	1,459,275	40,297
Toray Industries Inc.	6,279,271	39,311
Ajinomoto Co. Inc.	2,761,323	39,114
SMC Corp.	230,765	38,767
Dai-ichi Life Insurance Co. Ltd.	36,396	38,152
Sumitomo Mitsui Trust Holdings Inc.	13,324,918	38,059
Sumitomo Realty & Development Co. Ltd.	1,526,678	37,989
Sumitomo Electric Industries Ltd.	3,226,839	37,946
Asahi Group Holdings Ltd.	1,655,129	37,153
Nidec Corp.	464,872	36,602
FUJIFILM Holdings Corp.	1,981,811	35,396
MS&AD Insurance Group Holdings	2,164,307	35,002
Tokyo Electron Ltd.	734,977	34,128
Osaka Gas Co. Ltd.	8,037,833	32,933
Resona Holdings Inc.	8,086,050	32,921
West Japan Railway Co.	727,313	31,369
Fujitsu Ltd.	7,974,460	31,284
Daiwa House Industry Co. Ltd.	2,181,665	30,994
Aeon Co. Ltd.	2,564,401	30,877
Rakuten Inc.	3,101,146	30,854
NKSJ Holdings Inc.	1,604,474	30,584
Nitto Denko Corp.	708,528	30,441
Daito Trust Construction Co. Ltd.	311,180	29,904
Chubu Electric Power Co. Inc.	2,752,843	29,365
Asahi Kasei Corp.	5,381,392	28,522
Suzuki Motor Corp.	1,559,938	28,502
^ Kintetsu Corp.	6,960,281	27,623
Odakyu Electric Railway Co. Ltd.	2,686,027	27,547
Daikin Industries Ltd.	1,004,995	27,302
JGC Corp.	886,954	27,108
Yamato Holdings Co. Ltd.	1,646,466	26,955
Unicharm Corp.	487,163	26,839
Oriental Land Co. Ltd.	213,518	26,563
Terumo Corp.	650,228	26,558
Daiwa Securities Group Inc.	7,094,635	26,442
Hankyu Hanshin Holdings Inc.	4,896,523	26,224
Isuzu Motors Ltd.	5,092,517	25,962
JFE Holdings Inc.	1,970,457	25,829
Nippon Building Fund Inc.	2,624	25,460
Asahi Glass Co. Ltd.	4,313,682	25,325
T&D Holdings Inc.	2,477,536	25,185
Aisin Seiki Co. Ltd.	821,241	24,964
Mitsubishi Chemical Holdings Corp.	5,777,468	24,381
Shizuoka Bank Ltd.	2,400,025	24,154

	Kansai Electric Power Co. Inc.	3,210,778	24,087
	Sumitomo Metal Mining Co. Ltd.	2,239,088	23,916
	LIXIL Group Corp.	1,140,901	23,844
	Bank of Yokohama Ltd.	5,251,951	23,786
	Tobu Railway Co. Ltd.	4,386,205	23,698
	Tokyu Corp.	4,867,628	23,338
	Sekisui House Ltd.	2,384,758	22,788
	Yahoo Japan Corp.	62,164	22,599
	Ono Pharmaceutical Co. Ltd.	352,566	22,256
	Japan Real Estate Investment Corp.	2,328	21,970
	Shiseido Co. Ltd.	1,532,999	21,940
	Shimano Inc.	317,565	21,088
	Sumitomo Metal Industries Ltd.	14,338,081	21,017
	Dentsu Inc.	771,833	20,489
	TDK Corp.	527,216	19,997
	Toyota Industries Corp.	737,631	19,625
	Yamada Denki Co. Ltd.	371,060	19,231
^	Ricoh Co. Ltd.	2,765,396	18,907
	Chiba Bank Ltd.	3,241,172	18,881
	Sega Sammy Holdings Inc.	884,657	18,851
	Keikyu Corp.	2,002,941	18,687
	Lawson Inc.	258,709	18,582
	Fuji Heavy Industries Ltd.	2,502,535	18,550
	Chugai Pharmaceutical Co. Ltd.	953,894	18,345
	Shionogi & Co. Ltd.	1,279,356	18,223
	Dai Nippon Printing Co. Ltd.	2,396,474	18,215
	Keio Corp.	2,477,166	18,190
	Sumitomo Chemical Co. Ltd.	6,494,583	17,992
^,* Olympus Corp.		930,920	17,433
	Omron Corp.	867,495	17,274
	Kuraray Co. Ltd.	1,466,618	17,166
	Toyota Tsusho Corp.	913,245	16,886
	Isetan Mitsukoshi Holdings Ltd.	1,559,002	16,413
	NTT Data Corp.	5,406	16,329
	Chugoku Electric Power Co. Inc.	1,276,089	16,265
	Makita Corp.	481,298	16,083
^	Yakult Honsha Co. Ltd.	415,111	16,049
*	Mitsubishi Motors Corp.	16,623,468	15,850
	Sekisui Chemical Co. Ltd.	1,839,537	15,629
	Credit Saison Co. Ltd.	676,559	15,341
	Nippon Yusen KK	6,898,384	15,265
*	NEC Corp.	11,151,887	14,856
	Toppan Printing Co. Ltd.	2,397,486	14,853
	Nippon Express Co. Ltd.	3,640,540	14,824
	Rohm Co. Ltd.	410,799	14,744
	Mitsubishi Tanabe Pharma Corp.	959,798	14,648
	Sharp Corp.	4,269,310	14,605
	Konica Minolta Holdings Inc.	2,054,871	14,489
	Kawasaki Heavy Industries Ltd.	6,069,460	14,412
	Nitori Holdings Co. Ltd.	153,702	14,371
	Mitsui OSK Lines Ltd.	4,731,398	14,279
	Kyushu Electric Power Co. Inc.	1,814,736	14,173
	Daihatsu Motor Co. Ltd.	824,365	13,777
	Benesse Holdings Inc.	290,994	13,735
	JSR Corp.	767,063	13,502
	Sysmex Corp.	309,468	13,480
	Trend Micro Inc.	452,734	13,424

Santen Pharmaceutical Co. Ltd.	315,234	13,411
Japan Retail Fund Investment Corp.	8,003	13,385
NGK Insulators Ltd.	1,160,859	13,323
Hisamitsu Pharmaceutical Co. Inc.	264,470	13,312
Mitsubishi Materials Corp.	4,795,813	13,219
* Mazda Motor Corp.	10,992,976	13,184
MEIJI Holdings Co. Ltd.	286,216	13,070
Obayashi Corp.	2,794,906	12,688
Hirose Electric Co. Ltd.	131,813	12,577
* Tohoku Electric Power Co. Inc.	1,924,949	12,418
FamilyMart Co. Ltd.	261,987	12,398
Joyo Bank Ltd.	2,767,015	12,330
Kyowa Hakko Kirin Co. Ltd.	1,107,935	12,323
Taisho Pharmaceutical Holdings Co. Ltd.	152,983	12,207
Taisei Corp.	4,389,292	12,067
Fukuoka Financial Group Inc.	3,305,621	12,055
Sony Financial Holdings Inc.	749,874	11,960
IHI Corp.	5,618,608	11,958
OJI Paper Co. Ltd.	3,555,170	11,840
Teijin Ltd.	4,022,937	11,766
Electric Power Development Co. Ltd.	498,275	11,721
Shikoku Electric Power Co. Inc.	749,009	11,545
Namco Bandai Holdings Inc.	799,031	11,475
NSK Ltd.	1,867,893	11,285
^ All Nippon Airways Co. Ltd.	4,840,075	11,181
Showa Denko KK	6,156,902	11,093
Shimamura Co. Ltd.	95,046	11,031
Sankyo Co. Ltd.	220,313	10,920
Kurita Water Industries Ltd.	480,523	10,808
Suzuken Co. Ltd.	299,004	10,717
Keisei Electric Railway Co. Ltd.	1,182,586	10,673
Hamamatsu Photonics KK	304,017	10,622
Toho Gas Co. Ltd.	1,759,733	10,581
Taiheiyo Cement Corp.	4,794,680	10,538
Kajima Corp.	3,631,413	10,386
* Tokyo Electric Power Co. Inc.	6,207,691	10,322
Miraca Holdings Inc.	239,465	10,176
J Front Retailing Co. Ltd.	2,053,526	10,175
Yamaha Motor Co. Ltd.	1,201,884	10,151
Bank of Kyoto Ltd.	1,384,691	10,127
USS Co. Ltd.	93,747	10,089
Kobe Steel Ltd.	10,676,660	9,981
TonenGeneral Sekiyu KK	1,206,838	9,875
^ Dena Co. Ltd.	455,220	9,863
Mitsubishi UFJ Lease & Finance Co. Ltd.	246,373	9,834
United Urban Investment Corp. Class A	9,046	9,815
Kansai Paint Co. Ltd.	926,524	9,671
Nisshin Seifun Group Inc.	810,673	9,653
Nippon Meat Packers Inc.	732,126	9,567
* Nexon Co. Ltd.	464,300	9,500
Nissin Foods Holdings Co. Ltd.	248,462	9,493
Sumitomo Heavy Industries Ltd.	2,356,629	9,443
Ube Industries Ltd.	4,328,344	9,438
Nabtesco Corp.	431,456	9,415
Mitsubishi Gas Chemical Co. Inc.	1,640,593	9,408
Alfresa Holdings Corp.	176,770	9,397
Hachijuni Bank Ltd.	1,770,535	9,394

Chugoku Bank Ltd.	736,209	9,375
Brother Industries Ltd.	1,011,089	9,340
Tokyu Land Corp.	1,838,814	9,274
Yokogawa Electric Corp.	896,944	9,189
Toyo Suisan Kaisha Ltd.	381,665	9,165
TOTO Ltd.	1,235,937	9,159
Konami Corp.	428,696	9,137
Stanley Electric Co. Ltd.	620,340	9,119
Advance Residence Investment Corp.	4,669	9,115
MediPal Holdings Corp.	631,317	9,081
THK Co. Ltd.	510,324	9,023
Kikkoman Corp.	715,714	8,982
Rinnai Corp.	138,775	8,934
^ Japan Prime Realty Investment Corp.	3,433	8,921
Jupiter Telecommunications Co. Ltd.	8,925	8,908
Nomura Research Institute Ltd.	430,049	8,884
NGK Spark Plug Co. Ltd.	758,683	8,783
Toho Co. Ltd.	489,013	8,760
Chiyoda Corp.	671,879	8,726
Sumitomo Rubber Industries Ltd.	721,745	8,656
Nippon Electric Glass Co. Ltd.	1,630,931	8,586
NOK Corp.	447,930	8,565
Iyo Bank Ltd.	1,103,262	8,497
MISUMI Group Inc.	344,600	8,348
Takashimaya Co. Ltd.	1,143,922	8,336
Mitsui Chemicals Inc.	3,713,535	8,323
Ibiden Co. Ltd.	512,514	8,307
McDonald's Holdings Co. Japan Ltd.	286,794	8,290
JTEKT Corp.	941,254	8,263
Sojitz Corp.	5,328,387	8,261
Shimadzu Corp.	1,009,080	8,232
^ Hitachi Construction Machinery Co. Ltd.	458,940	8,204
Advantest Corp.	641,289	8,138
Suruga Bank Ltd.	764,441	8,071
Kamigumi Co. Ltd.	1,003,414	8,047
Amada Co. Ltd.	1,525,692	8,023
Shimizu Corp.	2,539,794	7,910
Gunma Bank Ltd.	1,617,633	7,864
Idemitsu Kosan Co. Ltd.	92,860	7,778
Hitachi Metals Ltd.	705,941	7,727
Hino Motors Ltd.	1,114,783	7,704
Don Quijote Co. Ltd.	230,000	7,673
Yamaguchi Financial Group Inc.	910,340	7,671
Dainippon Sumitomo Pharma Co. Ltd.	684,092	7,555
Asics Corp.	644,411	7,543
Toyo Seikan Kaisha Ltd.	639,832	7,514
Nomura Real Estate Holdings Inc.	405,747	7,493
Air Water Inc.	621,553	7,476
Daicel Corp.	1,244,782	7,450
Aeon Mall Co. Ltd.	309,172	7,395
Frontier Real Estate Investment Corp.	905	7,381
^ Anritsu Corp.	596,000	7,366
Oracle Corp. Japan	164,138	7,347
Hokuriku Electric Power Co.	717,652	7,299
Shinsei Bank Ltd.	6,476,037	7,296
Tsumura & Co.	259,313	7,293
Japan Steel Works Ltd.	1,331,494	7,243

	Hokkaido Electric Power Co. Inc.	783,278	7,196
	Kagome Co. Ltd.	321,600	7,142
	NHK Spring Co. Ltd.	675,389	7,075
	UNY Co. Ltd.	772,000	6,948
	Nippon Shokubai Co. Ltd.	569,000	6,922
	Marui Group Co. Ltd.	942,675	6,890
	Yamazaki Baking Co. Ltd.	490,640	6,839
	Nomura Real Estate Office Fund Inc. Class A	1,187	6,826
	Hitachi Chemical Co. Ltd.	448,815	6,817
	Denki Kagaku Kogyo KK	2,046,447	6,738
	Daido Steel Co. Ltd.	1,191,463	6,722
	Nippon Paint Co. Ltd.	813,000	6,697
	Sawai Pharmaceutical Co. Ltd.	61,200	6,669
	Yokohama Rubber Co. Ltd.	956,000	6,611
	Yamaha Corp.	683,156	6,569
	Hakuhodo DY Holdings Inc.	99,488	6,552
	SBI Holdings Inc.	96,691	6,529
*	Tokyo Tatemono Co. Ltd.	1,772,000	6,528
^	Casio Computer Co. Ltd.	991,283	6,516
	Hitachi High-Technologies Corp.	261,463	6,508
	Ebara Corp.	1,726,000	6,485
	Yaskawa Electric Corp.	904,412	6,481
^	Sanrio Co. Ltd.	187,040	6,450
	Nippon Kayaku Co. Ltd.	668,000	6,430
^	K's Holdings Corp.	196,700	6,405
^	Osaka Securities Exchange Co. Ltd.	1,078	6,368
	Kewpie Corp.	429,900	6,355
	Nishi-Nippon City Bank Ltd.	2,906,372	6,353
^	Aeon Credit Service Co. Ltd.	331,865	6,326
	Park24 Co. Ltd.	412,100	6,295
^	Gree Inc.	394,955	6,252
	Kaneka Corp.	1,209,429	6,220
	Citizen Holdings Co. Ltd.	1,119,191	6,183
	Obic Co. Ltd.	30,230	6,133
	Dowa Holdings Co. Ltd.	998,000	6,120
	Seven Bank Ltd.	2,450,219	6,113
	Nissan Chemical Industries Ltd.	580,400	6,088
	Itochu Techno-Solutions Corp.	116,349	6,016
	Taiyo Nippon Sanso Corp.	1,073,882	6,009
	Mori Trust Sogo Reit Inc.	717	6,004
^	GS Yuasa Corp.	1,493,526	5,916
	COMSYS Holdings Corp.	472,700	5,892
	Otsuka Corp.	66,877	5,876
	Zeon Corp.	710,000	5,816
	Dainippon Screen Manufacturing Co. Ltd.	868,000	5,798
	Disco Corp.	109,900	5,772
^,* Kawasaki Kisen Kaisha Ltd.		3,792,710	5,744
	Toyoda Gosei Co. Ltd.	280,163	5,728
	Ushio Inc.	453,343	5,713
	Aozora Bank Ltd.	2,481,297	5,685
	Japan Logistics Fund Inc.	638	5,629
	77 Bank Ltd.	1,495,000	5,627
	Mitsubishi Logistics Corp.	532,435	5,622
	Kobayashi Pharmaceutical Co. Ltd.	107,100	5,585
	Azbil Corp.	275,900	5,581
	Furukawa Electric Co. Ltd.	2,689,000	5,574
	Sotetsu Holdings Inc.	1,649,000	5,554

Hulic Co. Ltd.	1,051,100	5,503
Orix JREIT Inc.	1,215	5,456
Glory Ltd.	263,100	5,444
Wacoal Holdings Corp.	456,000	5,439
Nagase & Co. Ltd.	471,700	5,431
Horiba Ltd.	153,300	5,411
Nichirei Corp.	1,063,000	5,391
Tosoh Corp.	2,190,279	5,381
Sugi Holdings Co. Ltd.	161,600	5,374
Sumitomo Osaka Cement Co. Ltd.	1,627,000	5,374
^ Nippon Paper Group Inc.	422,956	5,349
Shiga Bank Ltd.	973,000	5,327
DIC Corp.	3,074,000	5,288
Nippon Accommodations Fund Inc. Class A	783	5,279
Cosmo Oil Co. Ltd.	2,412,850	5,262
NTN Corp.	1,959,324	5,255
Koito Manufacturing Co. Ltd.	413,800	5,226
Awa Bank Ltd.	848,000	5,207
Nihon Kohden Corp.	159,600	5,187
Fuji Electric Co. Ltd.	2,337,774	5,155
Ryohin Keikaku Co. Ltd.	94,400	5,100
Minebea Co. Ltd.	1,455,000	5,083
NET One Systems Co. Ltd.	358,400	5,080
Rohto Pharmaceutical Co. Ltd.	374,000	5,057
Yamato Kogyo Co. Ltd.	177,555	5,006
Takara Holdings Inc.	730,000	4,984
H2O Retailing Corp.	484,000	4,971
Autobacs Seven Co. Ltd.	100,400	4,942
Sumitomo Forestry Co. Ltd.	571,200	4,922
Sundrug Co. Ltd.	141,300	4,914
^ Calbee Inc.	69,900	4,867
Lion Corp.	878,000	4,865
Mitsui Mining & Smelting Co. Ltd.	2,352,000	4,847
M3 Inc.	913	4,744
Senshu Ikeda Holdings Inc.	923,560	4,720
^ Kakaku.com Inc.	147,900	4,706
Rengo Co. Ltd.	853,000	4,693
* Oki Electric Industry Co. Ltd.	2,984,000	4,667
House Foods Corp.	276,500	4,611
Coca-Cola West Co. Ltd.	264,926	4,534
ABC-Mart Inc.	112,389	4,530
Ito En Ltd.	238,500	4,529
Aoyama Trading Co. Ltd.	230,900	4,510
^ Seiko Epson Corp.	565,711	4,502
Japan Petroleum Exploration Co.	120,053	4,501
Juroku Bank Ltd.	1,374,000	4,491
San-In Godo Bank Ltd.	641,000	4,485
Toyobo Co. Ltd.	3,549,000	4,474
Fujikura Ltd.	1,486,000	4,453
CyberAgent Inc.	2,259	4,437
Keiyo Bank Ltd.	985,000	4,415
Hokkoku Bank Ltd.	1,213,000	4,405
Nifco Inc.	197,600	4,390
Sapporo Holdings Ltd.	1,394,000	4,384
Daiwahouse Residential Investment Corp.	627	4,381
Kaken Pharmaceutical Co. Ltd.	306,000	4,339
Tsuruha Holdings Inc.	66,900	4,326

Ogaki Kyoritsu Bank Ltd.	1,254,000	4,321
Alps Electric Co. Ltd.	720,500	4,291
Showa Shell Sekiyu KK	789,759	4,285
KYORIN Holdings Inc.	196,000	4,272
Hikari Tsushin Inc.	89,400	4,264
Sapporo Hokuyo Holdings Inc.	1,484,000	4,243
Square Enix Holdings Co. Ltd.	274,807	4,240
OSG Corp.	312,000	4,232
Sankyu Inc.	1,131,000	4,231
Nanto Bank Ltd.	985,000	4,162
Hyakugo Bank Ltd.	994,000	4,161
Seino Holdings Co. Ltd.	617,000	4,161
Izumi Co. Ltd.	206,100	4,147
Daishi Bank Ltd.	1,416,000	4,143
Capcom Co. Ltd.	199,800	4,064
Mabuchi Motor Co. Ltd.	104,216	4,042
Shimachu Co. Ltd.	189,800	3,989
Kenedix Realty Investment Corp. Class A	1,244	3,985
Hitachi Zosen Corp.	3,264,500	3,980
Hoshizaki Electric Co. Ltd.	154,400	3,964
Hitachi Capital Corp.	218,500	3,964
Kiyo Holdings Inc.	2,801,000	3,924
* Haseko Corp.	5,719,500	3,918
Toho Holdings Co. Ltd.	198,800	3,900
NTT Urban Development Corp.	4,827	3,890
Sanwa Holdings Corp.	926,000	3,876
Maruichi Steel Tube Ltd.	198,812	3,861
Duskin Co. Ltd.	195,700	3,859
Nisshinbo Holdings Inc.	584,000	3,823
Unipres Corp.	143,500	3,796
* Sumco Corp.	496,778	3,768
Onward Holdings Co. Ltd.	503,000	3,761
Higo Bank Ltd.	714,000	3,760
Mitsui Engineering & Shipbuilding Co. Ltd.	2,978,000	3,735
Kinden Corp.	552,006	3,712
Japan Excellent Inc.	743	3,650
Hyakujushi Bank Ltd.	990,000	3,634
Daiichikosho Co. Ltd.	177,100	3,627
^ Zensho Holdings Co. Ltd.	281,700	3,603
^ Shochiku Co. Ltd.	368,000	3,601
Hitachi Transport System Ltd.	196,000	3,595
^ Nippon Sheet Glass Co. Ltd.	3,892,413	3,591
Kyowa Exeo Corp.	348,400	3,575
Lintec Corp.	197,100	3,572
^ Taiyo Yuden Co. Ltd.	435,500	3,570
Kagoshima Bank Ltd.	592,000	3,559
Ship Healthcare Holdings Inc.	136,000	3,555
FP Corp.	51,000	3,544
Musashino Bank Ltd.	127,300	3,522
Tokyo Ohka Kogyo Co. Ltd.	166,000	3,495
OKUMA Corp.	576,000	3,436
Asatsu-DK Inc.	120,200	3,435
Fukuyama Transporting Co. Ltd.	613,000	3,429
Tokai Carbon Co. Ltd.	832,000	3,424
Wacom Co. Ltd.	1,528	3,402
Tokai Rika Co. Ltd.	218,800	3,381
Maeda Road Construction Co. Ltd.	253,000	3,365

	Nisshin Steel Co. Ltd.	3,053,926	3,360
	Century Tokyo Leasing Corp.	193,000	3,346
	IT Holdings Corp.	320,500	3,317
	Sumitomo Bakelite Co. Ltd.	797,000	3,296
	Bank of Okinawa Ltd.	77,900	3,294
	Pigeon Corp.	75,500	3,288
	Ezaki Glico Co. Ltd.	285,000	3,286
	Canon Marketing Japan Inc.	242,600	3,266
	Tsubakimoto Chain Co.	583,000	3,266
	Mori Hills REIT Investment Corp.	775	3,264
	Tokyu REIT Inc.	673	3,258
	Megmilk Snow Brand Co. Ltd.	191,800	3,246
	Aica Kogyo Co. Ltd.	210,200	3,244
	Sohgo Security Services Co. Ltd.	238,800	3,236
	Nissan Shatai Co. Ltd.	294,000	3,219
	Industrial & Infrastructure Fund Investment Corp.	486	3,182
	Toagosei Co. Ltd.	847,000	3,182
	Tadano Ltd.	466,000	3,174
^	Penta-Ocean Construction Co. Ltd.	1,246,000	3,138
	Daikyo Inc.	1,249,000	3,126
	Mochida Pharmaceutical Co. Ltd.	260,000	3,110
	Komeri Co. Ltd.	124,400	3,108
	Start Today Co. Ltd.	233,776	3,093
	Pola Orbis Holdings Inc.	94,816	3,087
	Fukuoka REIT Co. Class A	437	3,083
	Kose Corp.	131,500	3,080
	Calsonic Kansei Corp.	631,000	3,075
	Toyota Boshoku Corp.	274,378	3,072
^	Tokuyama Corp.	1,371,000	3,054
	Matsumotokiyoshi Holdings Co. Ltd.	135,500	3,053
	HIS Co. Ltd.	88,400	3,053
	Mori Seiki Co. Ltd.	416,800	3,051
	TS Tech Co. Ltd.	189,100	3,039
	SKY Perfect JSAT Holdings Inc.	7,286	3,035
	Fuji Oil Co. Ltd.	238,200	3,004
^,* Pioneer Corp.		1,096,200	2,996
	Heiwa Corp.	164,800	2,978
	Nomura Real Estate Residential Fund Inc.	561	2,970
	NOF Corp.	602,000	2,903
	Miura Co. Ltd.	114,900	2,896
	Meitec Corp.	134,600	2,883
	Premier Investment Corp.	817	2,865
	ADEKA Corp.	340,000	2,863
	Cosmos Pharmaceutical Corp.	35,100	2,854
	Nihon Parkerizing Co. Ltd.	203,000	2,850
	Central Glass Co. Ltd.	770,000	2,847
	Tokai Tokyo Financial Holdings Inc.	846,000	2,844
	Daiwa Office Investment Corp. Class A	1,051	2,843
	Nikkiso Co. Ltd.	249,000	2,840
	Takara Standard Co. Ltd.	383,000	2,839
	Hanwa Co. Ltd.	788,000	2,812
	Morinaga Milk Industry Co. Ltd.	771,000	2,799
	Yamanashi Chuo Bank Ltd.	666,000	2,794
	Sangetsu Co. Ltd.	113,700	2,793
	Iwatani Corp.	736,000	2,777
	Accordia Golf Co. Ltd.	4,221	2,764
	Nippon Konpo Unyu Soko Co. Ltd.	231,000	2,757

Takata Corp.	138,100	2,748
^ Matsui Securities Co. Ltd.	466,800	2,737
Toyo Ink SC Holdings Co. Ltd.	757,000	2,728
Top REIT Inc.	592	2,715
SCSK Corp.	199,636	2,698
Nippo Corp.	225,000	2,682
Arcs Co. Ltd.	122,100	2,681
Nichi-iko Pharmaceutical Co. Ltd.	124,700	2,669
Bank of Iwate Ltd.	63,300	2,660
Okasan Securities Group Inc.	753,000	2,653
Ain Pharmaciez Inc.	42,400	2,652
Meidensha Corp.	723,000	2,649
Asahi Diamond Industrial Co. Ltd.	229,000	2,635
^ Yoshinoya Holdings Co. Ltd.	1,970	2,625
^ KYB Co. Ltd.	615,000	2,617
Toda Corp.	855,000	2,610
Taikisha Ltd.	119,400	2,599
Nippon Shinyaku Co. Ltd.	211,000	2,590
Toho Bank Ltd.	841,000	2,586
Daiseki Co. Ltd.	154,100	2,578
SHO-BOND Holdings Co. Ltd.	86,800	2,578
Arnest One Corp.	188,300	2,575
Exedy Corp.	129,000	2,572
Resorttrust Inc.	144,800	2,539
Maeda Corp.	529,000	2,531
Sumitomo Warehouse Co. Ltd.	559,000	2,526
Nipro Corp.	456,900	2,520
Maruha Nichiro Holdings Inc.	1,685,000	2,511
Global One Real Estate Investment Corp.	398	2,502
Aomori Bank Ltd.	828,000	2,500
Hogy Medical Co. Ltd.	51,300	2,482
Ryosan Co. Ltd.	132,300	2,446
Chiyoda Co. Ltd.	100,400	2,412
TOMONY Holdings Inc.	591,100	2,403
Tokyo Seimitsu Co. Ltd.	154,000	2,393
Keihin Corp.	178,400	2,386
Kokuyo Co. Ltd.	319,800	2,376
DCM Holdings Co. Ltd.	340,300	2,361
Itoham Foods Inc.	565,000	2,358
Fuji Machine Manufacturing Co. Ltd.	143,800	2,338
Fuyo General Lease Co. Ltd.	71,900	2,331
Point Inc.	66,740	2,330
Jafco Co. Ltd.	130,800	2,310
Nippon Light Metal Co. Ltd.	2,118,000	2,302
Xebio Co. Ltd.	105,600	2,298
Towa Pharmaceutical Co. Ltd.	39,300	2,295
Toyo Tire & Rubber Co. Ltd.	770,000	2,291
Yamagata Bank Ltd.	562,000	2,291
^ Parco Co. Ltd.	180,800	2,288
Nachi-Fujikoshi Corp.	704,000	2,269
^ OSAKA Titanium Technologies Co.	76,700	2,255
Daio Paper Corp.	372,000	2,243
Daifuku Co. Ltd.	376,000	2,242
Nippon Soda Co. Ltd.	541,000	2,233
* Mitsumi Electric Co. Ltd.	345,300	2,219
Okumura Corp.	648,000	2,217
^ Kadokawa Group Holdings Inc.	78,400	2,210

* Tokyo Dome Corp.	759,000	2,197
Inaba Denki Sangyo Co. Ltd.	76,000	2,185
Hokuetsu Kishu Paper Co. Ltd.	475,000	2,184
Toyo Engineering Corp.	510,000	2,181
Tamron Co. Ltd.	66,800	2,176
Universal Entertainment Corp.	98,100	2,170
Nitto Boseki Co. Ltd.	733,000	2,158
Avex Group Holdings Inc.	141,600	2,145
Kureha Corp.	523,000	2,136
Oita Bank Ltd.	673,000	2,132
Cocokara fine Inc.	62,800	2,131
Valor Co. Ltd.	130,400	2,124
Earth Chemical Co. Ltd.	57,900	2,116
TSI Holdings Co. Ltd.	339,900	2,115
Toshiba TEC Corp.	575,000	2,115
Pacific Metals Co. Ltd.	595,000	2,112
Makino Milling Machine Co. Ltd.	415,000	2,110
Nippon Suisan Kaisha Ltd.	912,600	2,103
Nitto Kogyo Corp.	117,000	2,101
Fancl Corp.	172,200	2,097
Nichias Corp.	418,000	2,089
United Arrows Ltd.	79,700	2,087
MOS Food Services Inc.	104,100	2,086
Toshiba Plant Systems & Services Corp.	169,000	2,078
Bank of Nagoya Ltd.	684,000	2,067
FCC Co. Ltd.	133,900	2,066
Nissin Kogyo Co. Ltd.	155,500	2,063
Oiles Corp.	106,700	2,063
So-net Entertainment Corp.	491	2,062
Paramount Bed Holdings Co. Ltd.	68,000	2,055
^ Shinko Electric Industries Co. Ltd.	294,000	2,044
Noritz Corp.	118,100	2,037
^ Bic Camera Inc.	3,802	2,024
Futaba Corp.	134,400	2,000
Moshi Moshi Hotline Inc.	186,500	1,999
Sumitomo Light Metal Industries Ltd.	2,066,000	1,992
Toshiba Machine Co. Ltd.	480,000	1,990
Sankyo-Tateyama Holdings Inc.	1,096,000	1,989
Internet Initiative Japan Inc.	462	1,986
PanaHome Corp.	324,000	1,983
Nippon Flour Mills Co. Ltd.	450,000	1,979
Gunze Ltd.	748,000	1,970
Sekisui House SI Investment Co. Class A	454	1,969
WATAMI Co. Ltd.	89,200	1,962
Tokyo Broadcasting System Holdings Inc.	169,900	1,954
Bank of the Ryukyus Ltd.	159,500	1,952
Kissei Pharmaceutical Co. Ltd.	111,000	1,947
Topy Industries Ltd.	751,000	1,946
Alpine Electronics Inc.	185,400	1,946
^ Message Co. Ltd.	559	1,942
Nishimatsu Construction Co. Ltd.	1,124,000	1,940
* Leopalace21 Corp.	576,200	1,928
* Kanematsu Corp.	1,636,000	1,925
Amano Corp.	239,400	1,918
MID Reit Inc.	778	1,908
Takasago Thermal Engineering Co. Ltd.	247,800	1,892
^ Dr Ci:Labo Co. Ltd.	561	1,891

	Dydo Drinco Inc.	40,400	1,885
	Iseki & Co. Ltd.	724,000	1,883
	Heiwado Co. Ltd.	130,300	1,877
	Kintetsu World Express Inc.	60,600	1,873
	Mandom Corp.	73,100	1,871
	IBJ Leasing Co. Ltd.	74,200	1,865
	Saizeriya Co. Ltd.	121,800	1,865
	Nishimatsuya Chain Co. Ltd.	219,100	1,864
	Jaccs Co. Ltd.	578,000	1,860
	Joshin Denki Co. Ltd.	163,000	1,856
	Aeon Delight Co. Ltd.	79,700	1,837
	Mizuno Corp.	354,000	1,836
	Fujitsu General Ltd.	219,000	1,833
	Kandenko Co. Ltd.	388,000	1,831
	Nichicon Corp.	224,700	1,822
	Mirait Holdings Corp.	251,100	1,820
	Canon Electronics Inc.	87,300	1,812
	Japan Airport Terminal Co. Ltd.	158,700	1,809
	Sumitomo Real Estate Sales Co. Ltd.	34,600	1,796
^	Colowide Co. Ltd.	221,500	1,796
	Taiyo Holdings Co. Ltd.	70,800	1,788
	Asahi Holdings Inc.	103,900	1,788
	Okamura Corp.	224,000	1,778
	Press Kogyo Co. Ltd.	402,000	1,778
	Nisshin Oillio Group Ltd.	449,000	1,774
	Toppan Forms Co. Ltd.	192,500	1,772
^	Topcon Corp.	246,300	1,754
	Tokyo Steel Manufacturing Co. Ltd.	472,400	1,746
	Yodogawa Steel Works Ltd.	474,000	1,745
	Morinaga & Co. Ltd.	760,000	1,744
	Japan Aviation Electronics Industry Ltd.	213,000	1,743
	Kisoji Co. Ltd.	85,300	1,736
^	JVC Kenwood Corp.	567,900	1,733
	Nichii Gakkan Co.	185,300	1,729
	Hokuto Corp.	88,100	1,723
^	eAccess Ltd.	9,423	1,720
	Japan Securities Finance Co. Ltd.	358,800	1,714
	Fuji Seal International Inc.	90,600	1,700
*	JFE Shoji Trade Corp.	475,100	1,693
	Ariake Japan Co. Ltd.	78,800	1,690
	Japan Rental Housing Investments Inc. Class A	3,391	1,686
	Fujitec Co. Ltd.	279,000	1,682
	Sanken Electric Co. Ltd.	452,000	1,675
	Fuji Co. Ltd.	74,300	1,673
	Chofu Seisakusho Co. Ltd.	75,200	1,662
	Heiwa Real Estate Co. Ltd.	710,500	1,656
	Japan Wool Textile Co. Ltd.	246,000	1,654
	Shinmaywa Industries Ltd.	333,000	1,653
	Sintokogio Ltd.	175,100	1,652
	Senko Co. Ltd.	374,000	1,652
	Modec Inc.	91,600	1,652
*	Showa Corp.	215,300	1,650
	Tokai Rubber Industries Ltd.	151,100	1,639
	Yamazen Corp.	232,200	1,633
	Hitachi Koki Co. Ltd.	219,000	1,627
^,* Orient Corp.		1,198,500	1,609
	Paltac Corp.	113,100	1,605

Nippon Seiki Co. Ltd.	163,000	1,599
Tomy Co. Ltd.	258,000	1,596
EDION Corp.	330,900	1,594
Toho Zinc Co. Ltd.	486,000	1,588
Aichi Bank Ltd.	31,800	1,575
^ Tsugami Corp.	242,000	1,565
Sakata Seed Corp.	118,100	1,562
Tachi-S Co. Ltd.	95,000	1,558
Okinawa Electric Power Co. Inc.	57,100	1,550
TOKAI Holdings Corp.	325,200	1,541
Daiwabo Holdings Co. Ltd.	859,000	1,539
Hokuetsu Bank Ltd.	807,000	1,538
Sanden Corp.	488,000	1,532
NEC Networks & System Integration Corp.	90,900	1,531
Shima Seiki Manufacturing Ltd.	106,600	1,522
Trusco Nakayama Corp.	78,800	1,521
TOC Co. Ltd.	287,800	1,521
Japan Hotel REIT Investment Corp.	5,676	1,514
Plenus Co. Ltd.	80,200	1,511
^ Toho Titanium Co. Ltd.	132,900	1,509
Miyazaki Bank Ltd.	605,000	1,503
Relo Holdings Inc.	43,200	1,502
Eighteenth Bank Ltd.	596,000	1,501
Transcosmos Inc.	110,300	1,499
Misawa Homes Co. Ltd.	102,500	1,496
AOKI Holdings Inc.	67,200	1,494
Max Co. Ltd.	133,000	1,493
Round One Corp.	290,600	1,491
Sanyo Special Steel Co. Ltd.	404,000	1,485
Aichi Steel Corp.	392,000	1,485
Takasago International Corp.	302,000	1,481
Musashi Seimitsu Industry Co. Ltd.	86,300	1,479
Doutor Nichires Holdings Co. Ltd.	118,200	1,477
Mitsui-Soko Co. Ltd.	429,000	1,458
Nihon Unisys Ltd.	217,800	1,451
Komori Corp.	241,700	1,450
EPS Corp.	533	1,443
Kato Sangyo Co. Ltd.	76,400	1,441
Kuroda Electric Co. Ltd.	123,400	1,441
ZERIA Pharmaceutical Co. Ltd.	84,000	1,433
Ricoh Leasing Co. Ltd.	62,200	1,430
Hankyu Reit Inc. Class A	314	1,423
Sanyo Chemical Industries Ltd.	234,000	1,418
GMO internet Inc.	281,500	1,412
Star Micronics Co. Ltd.	151,500	1,411
Geo Holdings Corp.	1,266	1,408
Toei Co. Ltd.	298,000	1,407
NSD Co. Ltd.	160,200	1,404
Alpen Co. Ltd.	74,500	1,404
Fuji Kyuko Co. Ltd.	220,000	1,400
Kitz Corp.	352,500	1,400
Monex Group Inc.	8,597	1,395
CKD Corp.	222,900	1,394
Aida Engineering Ltd.	233,400	1,386
Nippon Densetsu Kogyo Co. Ltd.	139,000	1,385
Seikagaku Corp.	133,100	1,384
HAJIME CONSTRUCTION Co. Ltd.	47,300	1,381

Yuasa Trading Co. Ltd.	736,000	1,372
San-A Co. Ltd.	36,700	1,365
Foster Electric Co. Ltd.	89,200	1,362
Marudai Food Co. Ltd.	361,000	1,358
Sekisui Jushi Corp.	129,000	1,346
Shinko Plantech Co. Ltd.	145,800	1,344
Coca-Cola Central Japan Co. Ltd.	104,000	1,336
Hosiden Corp.	225,800	1,324
Seiren Co. Ltd.	199,300	1,323
^ PGM Holdings K K	1,748	1,323
Megachips Corp.	72,900	1,322
Shizuoka Gas Co. Ltd.	204,000	1,320
Doshisha Co. Ltd.	45,600	1,319
^ Seria Co. Ltd.	85,800	1,319
^ Akebono Brake Industry Co. Ltd.	301,900	1,318
Sanyo Shokai Ltd.	398,000	1,316
Token Corp.	30,050	1,311
Daibiru Corp.	186,900	1,305
Mitsuboshi Belting Co. Ltd.	223,000	1,304
TKC Corp.	63,900	1,304
Mitsubishi Pencil Co. Ltd.	76,300	1,303
Hitachi Kokusai Electric Inc.	198,000	1,302
Kansai Urban Banking Corp.	1,021,000	1,298
Megane TOP Co. Ltd.	113,000	1,298
Sato Holdings Corp.	83,300	1,297
Vital KSK Holdings Inc.	130,900	1,292
Toyo Corp.	116,100	1,291
Tochigi Bank Ltd.	402,000	1,290
Honeys Co. Ltd.	70,120	1,289
Heiwa Real Estate REIT Inc. Class A	2,156	1,287
^ Kohnan Shoji Co. Ltd.	107,600	1,283
Eizo Nanao Corp.	65,900	1,279
Minato Bank Ltd.	708,000	1,279
Nitta Corp.	83,300	1,277
Izumiya Co. Ltd.	256,000	1,273
^ Iino Kaiun Kaisha Ltd.	307,200	1,270
TV Asahi Corp.	806	1,270
Denki Kogyo Co. Ltd.	271,000	1,269
Topre Corp.	138,800	1,264
Kyoei Steel Ltd.	64,900	1,262
Toa Corp.	742,000	1,262
T-Gaia Corp.	617	1,260
Kurabo Industries Ltd.	738,000	1,258
Yokohama Reito Co. Ltd.	160,100	1,256
Cawachi Ltd.	62,200	1,255
NS Solutions Corp.	64,600	1,255
Chugoku Marine Paints Ltd.	256,000	1,251
Royal Holdings Co. Ltd.	105,500	1,247
St. Marc Holdings Co. Ltd.	33,000	1,246
Totetsu Kogyo Co. Ltd.	98,000	1,245
^ Kappa Create Co. Ltd.	56,700	1,244
Enplas Corp.	42,500	1,243
Fuji Soft Inc.	80,000	1,238
Nippon Thompson Co. Ltd.	288,000	1,237
Riken Corp.	319,000	1,237
Ryobi Ltd.	475,000	1,235
Milbon Co. Ltd.	39,260	1,234

^,* Ulvac Inc.		157,800	1,225
	Nippon Signal Co. Ltd.	191,600	1,215
	GROWELL HOLDINGS Co. Ltd.	33,330	1,215
	Inabata & Co. Ltd.	197,700	1,215
	Sakai Chemical Industry Co. Ltd.	392,000	1,207
	NEC Mobiling Ltd.	33,000	1,201
*	Seiko Holdings Corp.	442,000	1,200
	Nippon Synthetic Chemical Industry Co. Ltd.	203,000	1,198
^	Temp Holdings Co. Ltd.	104,300	1,193
	Ohsho Food Service Corp.	47,700	1,181
	Nippon Denko Co. Ltd.	376,000	1,180
	Torii Pharmaceutical Co. Ltd.	53,400	1,174
	Daihen Corp.	380,000	1,172
	Takuma Co. Ltd.	268,000	1,168
	Bando Chemical Industries Ltd.	328,000	1,163
	Sanki Engineering Co. Ltd.	215,000	1,154
	KEY Coffee Inc.	61,700	1,154
	Higashi-Nippon Bank Ltd.	529,000	1,153
	Daido Metal Co. Ltd.	123,000	1,150
	Bank of Saga Ltd.	487,000	1,146
^,* Matsuya Co. Ltd.		130,200	1,144
	Yellow Hat Ltd.	71,000	1,143
	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,139
	Nippon Road Co. Ltd.	295,000	1,138
	CREATE SD HOLDINGS Co. Ltd.	41,300	1,138
^	Nihon M&A Center Inc.	38,400	1,134
	OBIC Business Consultants Ltd.	21,550	1,133
	Nissin Electric Co. Ltd.	178,000	1,131
	France Bed Holdings Co. Ltd.	529,000	1,131
*	Hitachi Cable Ltd.	660,000	1,131
	Cosel Co. Ltd.	85,700	1,130
	TPR Co. Ltd.	78,400	1,127
	Yaoko Co. Ltd.	30,600	1,123
	Pal Co. Ltd.	20,450	1,123
^	MonotaRO Co. Ltd.	55,100	1,121
	Takamatsu Construction Group Co. Ltd.	64,600	1,121
^	Kinugawa Rubber Industrial Co. Ltd.	177,000	1,120
	Fujimi Inc.	79,400	1,119
*	Nippon Chemi-Con Corp.	501,000	1,118
	Toridoll.corp	64,500	1,117
	Nagaileben Co. Ltd.	73,900	1,117
	BML Inc.	41,600	1,116
^	Toyo Tanso Co. Ltd.	40,100	1,114
	Itochu Enex Co. Ltd.	205,000	1,114
	Okuwa Co. Ltd.	80,000	1,106
	Showa Sangyo Co. Ltd.	337,000	1,100
	Tecmo Koei Holdings Co. Ltd.	140,300	1,098
	Ministop Co. Ltd.	62,600	1,095
	Nippon Coke & Engineering Co. Ltd.	903,000	1,095
*	Unitika Ltd.	2,205,000	1,092
*	Furukawa Co. Ltd.	1,324,000	1,092
	Koa Corp.	122,600	1,090
^,* Nissha Printing Co. Ltd.		107,432	1,085
	Yachiyo Bank Ltd.	53,500	1,074
	Kanamoto Co. Ltd.	94,000	1,064
	Noritake Co. Ltd.	424,000	1,062
	Melco Holdings Inc.	52,100	1,059

*	Kenedix Inc.	8,064	1,059
	Kasumi Co. Ltd.	150,000	1,059
	San-Ai Oil Co. Ltd.	218,000	1,053
	Tokyo Tomin Bank Ltd.	116,700	1,053
	Mitsui Sugar Co. Ltd.	318,000	1,052
	Mitsubishi Steel Manufacturing Co. Ltd.	497,000	1,047
^,* Futaba Industrial Co. Ltd.		224,100	1,045
	Descente Ltd.	167,000	1,043
	Mitsubishi Shokuhin Co. Ltd.	45,400	1,042
	Asahi Intecc Co. Ltd.	38,100	1,040
	Okamoto Industries Inc.	251,000	1,036
	Riso Kagaku Corp.	62,500	1,035
	Digital Garage Inc.	619	1,033
	Nitto Kohki Co. Ltd.	48,500	1,032
	Tsukuba Bank Ltd.	302,500	1,028
	JSP Corp.	69,200	1,025
	Japan Pulp & Paper Co. Ltd.	307,000	1,025
	Sanyo Denki Co. Ltd.	164,000	1,023
	Pack Corp.	59,800	1,013
	Kyokuto Kaihatsu Kogyo Co. Ltd.	113,100	1,010
	Chudenko Corp.	106,800	1,008
	ASKUL Corp.	81,400	1,006
*	Ishihara Sangyo Kaisha Ltd.	1,252,000	1,000
^,* Aiful Corp.		586,800	994
	Goldcrest Co. Ltd.	64,520	993
	Pilot Corp.	538	993
	Nippon Carbon Co. Ltd.	451,000	989
	kabu.com Securities Co. Ltd.	329,900	989
	Asahi Co. Ltd.	59,900	986
	Organo Corp.	145,000	986
	J Trust Co. Ltd.	98,000	986
^,* Toko Inc.		377,000	985
	Taihei Dengyo Kaisha Ltd.	143,000	981
	Idec Corp.	109,400	977
	Yorozu Corp.	65,700	973
*	Fujiya Co. Ltd.	390,000	973
	Zenrin Co. Ltd.	101,700	964
	Weathernews Inc.	26,861	960
^	Ai Holdings Corp.	172,800	959
	Aiphone Co. Ltd.	49,600	959
	Kyudenko Corp.	168,000	957
	Nippon Sharyo Ltd.	274,000	957
	DTS Corp.	74,400	956
	Fields Corp.	586	955
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	237,000	954
	Towa Bank Ltd.	954,000	947
*	OncoTherapy Science Inc.	605	947
*	Aderans Co. Ltd.	77,900	941
	Godo Steel Ltd.	488,000	939
	Tokai Corp.	36,700	938
	Toyo Construction Co. Ltd.	1,104,000	937
	Ryoyo Electro Corp.	89,800	936
	Furukawa-Sky Aluminum Corp.	348,000	931
*	Clarion Co. Ltd.	500,000	931
^	Ringer Hut Co. Ltd.	68,500	928
	Funai Electric Co. Ltd.	72,300	923
	Kaga Electronics Co. Ltd.	89,000	918

*	Mitsubishi Paper Mills Ltd.	1,094,000	918
	J-Oil Mills Inc.	320,000	917
	Toyo Kanetsu KK	412,000	917
^,* Daiei Inc.		397,850	917
	Osaka Steel Co. Ltd.	54,500	915
	Prima Meat Packers Ltd.	496,000	909
	Sumikin Bussan Corp.	373,000	901
	Mikuni Coca-Cola Bottling Co. Ltd.	104,000	899
	Tokyu Livable Inc.	76,900	896
	Mitsuba Corp.	137,000	891
	Nichiha Corp.	77,500	889
	SWCC Showa Holdings Co. Ltd.	1,060,000	888
	Aisan Industry Co. Ltd.	109,600	886
	Okabe Co. Ltd.	146,300	884
	Arc Land Sakamoto Co. Ltd.	58,600	881
^	Starbucks Coffee Japan Ltd.	1,360	880
	Nippon Koei Co. Ltd.	240,000	869
	Nittetsu Mining Co. Ltd.	233,000	857
	Kamei Corp.	92,000	857
	Hibiya Engineering Ltd.	76,500	855
^	Maruwa Co. Ltd.	30,043	853
	C Uyemura & Co. Ltd.	22,800	851
	Mars Engineering Corp.	37,400	849
	Matsuda Sangyo Co. Ltd.	57,900	840
	Pacific Industrial Co. Ltd.	145,000	836
	Nippon Valqua Industries Ltd.	304,000	833
	Nippon Ceramic Co. Ltd.	58,900	832
	Nippon Beet Sugar Manufacturing Co. Ltd.	396,000	832
	Sodick Co. Ltd.	169,200	830
^	COOKPAD Inc.	31,600	830
^	Harmonic Drive Systems Inc.	36,600	828
	NEC Fielding Ltd.	66,400	824
	Fujicco Co. Ltd.	67,000	824
	Daiichi Jitsugyo Co. Ltd.	173,000	819
^	Atom Corp.	176,200	817
	Marusan Securities Co. Ltd.	247,900	815
	Yokogawa Bridge Holdings Corp.	115,000	815
	Taihei Kogyo Co. Ltd.	174,000	813
	Japan Digital Laboratory Co. Ltd.	73,300	807
	Shindengen Electric Manufacturing Co. Ltd.	274,000	804
^	Access Co. Ltd.	1,139	800
	Macnica Inc.	37,800	797
	Bunka Shutter Co. Ltd.	178,000	796
	Macromill Inc.	72,400	795
	T RAD Co. Ltd.	244,000	795
	Neturen Co. Ltd.	107,500	788
	Nuflare Technology Inc.	98	782
	Nidec Sankyo Corp.	145,000	781
	Mani Inc.	23,200	779
^	Kumiai Chemical Industry Co. Ltd.	162,000	779
	Icom Inc.	35,100	777
	Itochu-Shokuhin Co. Ltd.	21,000	777
	Oyo Corp.	73,000	774
	Nichiden Corp.	30,100	770
^	Kyoritsu Maintenance Co. Ltd.	35,600	769
	Daiso Co. Ltd.	263,000	767
	Shin-Etsu Polymer Co. Ltd.	179,000	761

	Tocalo Co. Ltd.	54,400	760
	Kyosan Electric Manufacturing Co. Ltd.	185,000	757
	Yusen Logistics Co. Ltd.	66,400	757
^	Juki Corp.	509,000	753
	Fujita Kanko Inc.	229,000	746
	Nishio Rent All Co. Ltd.	62,000	744
	Nihon Dempa Kogyo Co. Ltd.	62,300	744
	Chugai Ro Co. Ltd.	259,000	744
	Nafco Co. Ltd.	41,800	741
^	Keiyo Co. Ltd.	119,400	739
	Mie Bank Ltd.	334,000	735
	Tokyotokeiba Co. Ltd.	538,000	733
	Eagle Industry Co. Ltd.	94,000	733
	Yushin Precision Equipment Co. Ltd.	39,300	732
^	Ichibanya Co. Ltd.	25,000	731
	Hitachi Medical Corp.	56,000	731
	Achilles Corp.	542,000	731
^	Tokyo Rope Manufacturing Co. Ltd.	466,000	730
	Tsutsumi Jewelry Co. Ltd.	31,100	729
	Mitsui Matsushima Co. Ltd.	471,571	728
*	Konaka Co. Ltd.	63,400	728
	Atsugi Co. Ltd.	610,000	724
	Shinko Shoji Co. Ltd.	83,200	720
	Kyodo Printing Co. Ltd.	275,000	713
	Belluna Co. Ltd.	89,350	713
^,* SxL Corp.		410,000	712
	Osaki Electric Co. Ltd.	93,000	711
*	Chiba Kogyo Bank Ltd.	131,600	711
	Ines Corp.	117,300	706
^,* Fudo Tetra Corp.		509,200	705
	SMK Corp.	235,000	703
	Sinfonia Technology Co. Ltd.	331,000	699
	Gulliver International Co. Ltd.	22,950	699
^	New Japan Chemical Co. Ltd.	108,300	696
	Hosokawa Micron Corp.	139,000	695
	Nihon Nohyaku Co. Ltd.	156,000	685
^	Dai-ichi Seiko Co. Ltd.	40,400	684
	Takara Bio Inc.	132,700	683
	Nihon Yamamura Glass Co. Ltd.	312,000	683
	Fuso Pharmaceutical Industries Ltd.	222,000	673
	Proto Corp.	21,100	671
	Siix Corp.	55,600	669
	Mitsuuroko Holdings Co. Ltd.	100,600	668
	Koatsu Gas Kogyo Co. Ltd.	105,000	662
	Toenec Corp.	124,000	661
	Ichiyoshi Securities Co. Ltd.	135,200	659
	Katakura Industries Co. Ltd.	79,200	658
	Union Tool Co.	44,200	654
*	Nippon Yakin Kogyo Co. Ltd.	636,000	651
	Senshukai Co. Ltd.	103,700	650
	Stella Chemifa Corp.	36,100	644
	Maruetsu Inc.	175,000	642
	Sanoh Industrial Co. Ltd.	80,400	639
	Axell Corp.	29,800	638
	Sinanen Co. Ltd.	150,000	636
	Sanshin Electronics Co. Ltd.	86,500	636
	Shikoku Chemicals Corp.	116,000	630

	Nissin Corp.	233,000	629
	Tokyu Community Corp.	18,800	625
	Systena Corp.	796	623
	Sumitomo Seika Chemicals Co. Ltd.	166,000	620
	Torishima Pump Manufacturing Co. Ltd.	64,500	617
	Taiho Kogyo Co. Ltd.	57,500	617
^	Goldwin Inc.	119,000	616
	Dunlop Sports Co. Ltd.	51,371	615
	Tamura Corp.	262,000	614
	Gurunavi Inc.	52,800	610
	Jin Co. Ltd.	29,000	609
	Matsuya Foods Co. Ltd.	32,300	607
	Daiken Corp.	233,000	602
	Seika Corp.	209,000	599
^	Daikokutenbussan Co. Ltd.	21,300	596
^	JCR Pharmaceuticals Co. Ltd.	55,800	595
	Maruzen Showa Unyu Co. Ltd.	184,000	595
	CMK Corp.	168,700	592
	Iida Home Max	65,000	591
	Takiron Co. Ltd.	183,000	584
	Hisaka Works Ltd.	71,000	581
	Yonekyu Corp.	61,900	579
	Daiwa Industries Ltd.	121,000	577
	Daidoh Ltd.	84,600	577
	Nohmi Bosai Ltd.	91,000	576
^	Nissen Holdings Co. Ltd.	137,600	575
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	575
	Tsukishima Kikai Co. Ltd.	68,000	575
	Toyo Kohan Co. Ltd.	177,000	574
	Pronexus Inc.	96,000	573
	Yurtec Corp.	156,000	570
	Corona Corp.	44,900	570
^,* Skymark Airlines Inc.		117,800	570
	Kinki Sharyo Co. Ltd.	156,000	566
	Denyo Co. Ltd.	49,200	565
^	Takaoka Electric Manufacturing Co. Ltd.	297,000	563
	Nice Holdings Inc.	237,000	562
	Information Services International-Dentsu Ltd.	67,000	562
	Uchida Yoko Co. Ltd.	194,000	560
	Dwango Co. Ltd.	367	556
	Daisyo Corp.	41,500	554
	Aichi Corp.	123,300	553
	Kura Corp.	39,700	551
	Paris Miki Holdings Inc.	89,200	551
	Takihyo Co. Ltd.	101,000	550
	Chori Co. Ltd.	437,000	550
	Ferrotec Corp.	108,200	546
	Kanto Denka Kogyo Co. Ltd.	178,000	541
	CMIC Holdings Co. Ltd.	34,700	536
	Roland Corp.	68,000	528
	Jeol Ltd.	236,000	527
	Hioki EE Corp.	31,300	520
	Dai Nippon Toryo Co. Ltd.	504,000	518
	Sumitomo Precision Products Co. Ltd.	104,000	517
	Tenma Corp.	54,500	516
	GCA Savvian Group Corp.	567	514
^	GMO Payment Gateway Inc.	26,600	514

	Tohokushinsha Film Corp.	63,000	514
	Touei Housing Corp.	49,200	511
	Simplex Holdings Inc.	1,375	511
	Mitsui Home Co. Ltd.	93,000	510
	Hakuto Co. Ltd.	50,100	507
	Chiyoda Integre Co. Ltd.	42,700	503
*	Mitsui High-Tec Inc.	105,100	503
	Obara Group Inc.	43,400	502
	Shimojima Co. Ltd.	40,900	497
	Cleanup Corp.	78,700	490
	Tokyu Construction Co. Ltd.	256,970	488
^,* Daiichi Chuo KK		480,000	484
^	Japan Drilling Co. Ltd.	15,900	478
	Airport Facilities Co. Ltd.	103,800	476
	Meiko Electronics Co. Ltd.	56,900	476
	Toho Real Estate Co. Ltd.	89,800	472
	Gun-Ei Chemical Industry Co. Ltd.	180,000	472
	Sasebo Heavy Industries Co. Ltd.	443,000	472
	Roland DG Corp.	40,800	470
	ASKA Pharmaceutical Co. Ltd.	86,000	468
	Pasona Group Inc.	694	467
	Alpha Systems Inc.	36,300	466
	Mitsubishi Research Institute Inc.	21,000	465
	Chuetsu Pulp & Paper Co. Ltd.	260,000	463
	AOC Holdings Inc.	137,400	449
^	Meiwa Corp.	76,500	449
	Mimasu Semiconductor Industry Co. Ltd.	57,400	447
^	Bit-isle Inc.	54,000	446
	ST Corp.	39,000	446
	Uniden Corp.	188,000	445
	Yahagi Construction Co. Ltd.	100,000	445
	Toda Kogyo Corp.	101,000	442
	Shibusawa Warehouse Co. Ltd.	155,000	436
	Kanto Natural Gas Development Ltd.	84,000	431
^,* FDK Corp.		412,000	428
	Sekisui Plastics Co. Ltd.	138,000	419
	Nippon Steel Trading Co. Ltd.	159,000	416
^	MTI Ltd.	366	414
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	136,000	414
^	Mixi Inc.	286	412
*	Japan Radio Co. Ltd.	194,000	411
	NEC Capital Solutions Ltd.	30,100	406
	Onoken Co. Ltd.	48,700	402
*	NS United Kaiun Kaisha Ltd.	305,000	401
	Yomiuri Land Co. Ltd.	125,000	395
	Furuya Metal Co. Ltd.	11,400	390
	Nidec Copal Corp.	45,000	386
	Otsuka Kagu Ltd.	37,500	366
^,* Best Denki Co. Ltd.		187,000	358
	Japan Vilene Co. Ltd.	84,000	356
	Meito Sangyo Co. Ltd.	26,500	354
*	Usen Corp.	394,890	351
	Japan Cash Machine Co. Ltd.	44,700	334
	Tokyo Energy & Systems Inc.	67,000	328
	Shinsho Corp.	158,000	325
	Gakken Holdings Co. Ltd.	152,000	319
	Krosaki Harima Corp.	151,000	318

	Nidec-Tosok Corp.	38,300	312
	S Foods Inc.	35,000	311
	Nippon Kanzai Co. Ltd.	16,500	309
	Namura Shipbuilding Co. Ltd.	100,100	307
*	Psc Inc.	3,400	301
	Nidec Copal Electronics Corp.	50,800	279
	Ohara Inc.	29,900	262
	Kojima Co. Ltd.	80,300	258
	Furuno Electric Co. Ltd.	63,800	252
	Tv Tokyo Holdings Corp.	19,400	225
	Noritsu Koki Co. Ltd.	46,700	214
	Nippon Koshuha Steel Co. Ltd.	211,000	214
	Future Architect Inc.	547	207
^,* Sparx Group Co. Ltd.		2,674	173
			10,260,876
Malaysia (0.9%)
	CIMB Group Holdings Bhd.	20,683,100	51,755
	Malayan Banking Bhd.	14,729,190	41,146
	Sime Darby Bhd.	11,541,300	36,171
	Genting Bhd.	8,757,800	26,437
	Petronas Chemicals Group Bhd.	11,987,027	25,178
	Tenaga Nasional Bhd.	11,645,800	25,084
	IOI Corp. Bhd.	13,734,786	23,375
	Public Bank Bhd. (Foreign)	4,520,794	20,760
	Axiata Group Bhd.	10,902,300	20,380
	DiGi.Com Bhd.	13,356,400	18,904
	Maxis Bhd.	8,002,050	16,368
	Kuala Lumpur Kepong Bhd.	2,062,386	15,616
	Petronas Gas Bhd.	2,542,600	15,008
	AMMB Holdings Bhd.	7,091,300	14,506
	Genting Malaysia Bhd.	12,713,500	13,632
	YTL Corp. Bhd.	21,119,786	12,504
	Hong Leong Bank Bhd.	2,423,060	10,571
	PPB Group Bhd.	2,025,900	9,827
	British American Tobacco Malaysia Bhd.	490,900	9,349
	Telekom Malaysia Bhd.	4,608,400	8,300
	IJM Corp. Bhd.	4,990,460	8,232
	Gamuda Bhd.	7,011,000	7,836
*	Sapurakencana Petroleum Bhd.	9,690,641	7,587
*,2 Felda Global Ventures Holdings Bhd.		4,606,924	7,581
	Petronas Dagangan Bhd.	1,049,700	7,018
	MISC Bhd.	4,727,280	6,809
	UMW Holdings Bhd.	2,236,100	6,744
	RHB Capital Bhd.	2,801,700	6,579
	AirAsia Bhd.	5,336,600	6,365
	Bumi Armada Bhd.	4,998,100	6,245
	Alliance Financial Group Bhd.	4,314,700	5,841
	YTL Power International Bhd.	9,419,258	5,396
	Dialog Group Bhd.	6,221,060	4,753
	Lafarge Malayan Cement Bhd.	1,806,100	4,603
*	UEM Land Holdings Bhd.	6,583,303	4,165
	Malaysia Airports Holdings Bhd.	2,339,500	4,155
	Berjaya Sports Toto Bhd.	3,042,628	4,153
	Parkson Holdings Bhd.	2,634,139	4,073
	KPJ Healthcare Bhd.	1,998,400	3,775
	Hong Leong Financial Group Bhd.	914,300	3,626
	Malaysian Resources Corp. Bhd.	6,011,600	3,457

Sunway REIT	7,520,300	3,429
Multi-Purpose Holdings Bhd.	3,025,900	3,421
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,000,371	3,385
IGB Corp. Bhd.	3,604,248	3,152
Kulim Malaysia Bhd.	1,817,200	2,997
Genting Plantations Bhd.	980,900	2,954
Media Prima Bhd.	3,785,400	2,902
Bursa Malaysia Bhd.	1,382,900	2,774
KLCC Property Holdings Bhd.	1,643,700	2,670
DRB-Hicom Bhd.	3,242,700	2,659
MMC Corp. Bhd.	3,190,600	2,438
Berjaya Corp. Bhd.	10,476,600	2,437
Top Glove Corp. Bhd.	1,425,000	2,437
SP Setia Bhd.	2,107,200	2,437
CapitaMalls Malaysia Trust	4,413,900	2,325
Carlsberg Brewery Malaysia Bhd.	609,600	2,301
WCT Bhd.	2,564,000	2,065
Affin Holdings Bhd.	1,372,200	1,596
* Pavilion REIT	3,663,500	1,555
TAN Chong Motor Holdings Bhd.	1,093,700	1,550
Time dotCom Bhd.	1,381,740	1,530
* Sunway Bhd.	2,118,227	1,526
Mah Sing Group Bhd.	2,104,800	1,495
QL Resources Bhd.	1,414,680	1,447
HAP Seng Consolidated Bhd.	2,624,100	1,445
IJM Plantations Bhd.	1,204,500	1,386
MSM Malaysia Holdings Bhd.	851,500	1,376
Supermax Corp. Bhd.	1,886,100	1,315
JCY International Bhd.	2,648,400	1,306
IJM Land Bhd.	1,628,700	1,300
Eastern & Oriental Bhd.	2,659,800	1,295
Media Chinese International Ltd.	2,547,300	1,240
* POS Malaysia Bhd.	1,316,800	1,221
Malaysia Building Society	1,511,885	1,199
Sarawak Oil Palms Bhd.	544,600	1,197
Hartalega Holdings Bhd.	848,700	1,191
QSR Brands Bhd.	553,200	1,149
KFC Holdings Malaysia Bhd.	932,200	1,133
* Malaysian Airline System Bhd.	3,284,200	1,112
UOA Development Bhd.	1,941,800	1,057
BIMB Holdings Bhd.	1,068,600	1,037
Tradewinds Malaysia Bhd.	370,200	992
TSH Resources Bhd.	1,139,200	945
Hap Seng Plantations Holdings Bhd.	906,300	906
Ta Ann Holdings Bhd.	598,320	894
Kian JOO CAN Factory Bhd.	1,055,800	874
OSK Holdings Bhd.	1,856,890	852
APM Automotive Holdings Bhd.	504,500	806
Padini Holdings Bhd.	1,205,100	787
Wah Seong Corp. Bhd.	1,305,200	779
MBM Resources Bhd.	626,960	776
Unisem M Bhd.	1,640,500	673
Malaysian Bulk Carriers Bhd.	1,254,100	644
TA Enterprise Bhd.	3,639,800	621
* KNM Group Bhd.	3,100,900	621
* Mulpha International Bhd.	4,462,300	604
Mudajaya Group Bhd.	748,666	598

TH Plantations Bhd.	692,200	557
Lion Industries Corp. Bhd.	1,523,300	543
United Malacca Bhd.	222,700	540
Kossan Rubber Industries	523,600	527
Aeon Credit Service M Bhd.	145,500	512
* Hibiscus Petroleum Bhd.	935,900	504
Press Metal Bhd.	833,300	478
Malayan Flour Mills Bhd.	985,900	474
Benalec Holdings Bhd.	1,272,500	470
Rimbunan Sawit Bhd.	1,293,900	445
Perisai Petroleum Teknologi Bhd.	1,560,300	444
TDM Bhd.	309,800	442
CB Industrial Product Holding Bhd.	504,000	424
Lingui Development Bhd.	837,000	409
Eversendai Corp. Bhd.	804,800	397
Evergreen Fibreboard Bhd.	1,412,200	392
Hock Seng LEE Bhd.	713,898	373
Hai-O Enterprise Bhd.	558,500	370
Muhibbah Engineering M Bhd.	1,202,700	354
WTK Holdings Bhd.	893,500	341
* KSK Group Bhd.	1,526,500	335
Latexx Partners Bhd.	592,400	332
Faber Group Bhd.	715,200	329
Petron Malaysia Refining & Marketing Bhd.	251,100	270
Dayang Enterprise Holdings Bhd.	418,900	267
Ann Joo Resources Bhd.	509,000	266
TA Global Bhd.	2,933,300	262
* Scomi Group Bhd.	3,802,200	261
* Malaysia Building Society Warrants	489,785	235
Malaysian Pacific Industries Bhd.	261,100	234
CSC Steel Holdings Bhd.	602,100	230
Coastal Contracts Bhd.	368,133	221
YTL E-Solutions Bhd.	877,000	215
* ECM Libra Financial Group Bhd.	759,500	211
Paramount Corp. Bhd.	411,600	211
Uchi Technologies Bhd.	523,900	200
* YTL Land & Development Bhd.	555,100	199
Masterskill Education Group Bhd.	720,600	194
* Landmarks Bhd.	597,800	193
Kim Loong Resources Bhd.	217,700	183
Naim Holdings Bhd.	266,600	150
Tradewinds Corp. Bhd.	586,300	148
* Kinsteel Bhd.	1,091,000	144
* Puncak Niaga Holding Bhd.	297,200	127
* Alam Maritim Resources Bhd.	756,100	124
* Dialog Group Bhd. Warrants Exp. 02/15/2017	441,280	82
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	64
* Sunway Bhd. Warrants Exp. 08/17/2016	341,245	50
* WCT Bhd. Warrants Exp. 02/24/2016	288,480	41
Public Bank Bhd. (Local)	8,900	41
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	28
* MBM Resources Bhd. Warrants	88,380	20
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	6
* QL Resources Bhd. Warrants Exp. 2/27/2016	34,224	2
		639,548
Mexico (1.1%)
America Movil SAB de CV	168,841,569	225,740

Fomento Economico Mexicano SAB de CV	8,326,917	71,256
Wal-Mart de Mexico SAB de CV	22,790,187	64,557
Grupo Televisa SAB	11,018,983	50,271
Grupo Mexico SAB de CV Class B	16,372,755	45,898
Grupo Financiero Banorte SAB de CV	7,944,783	42,542
* Cemex SAB de CV	45,246,607	31,574
Grupo Modelo SAB de CV	2,714,137	24,475
Industrias Penoles SAB de CV	593,903	24,474
Grupo Financiero Inbursa SAB de CV	8,487,747	22,109
Coca-Cola Femsa SAB de CV	1,840,704	20,509
Alfa SAB de CV Class A	1,216,400	19,559
Grupo Bimbo SAB de CV Class A	6,980,115	17,384
Mexichem SAB de CV	3,182,945	15,086
Kimberly-Clark de Mexico SAB de CV Class A	6,580,931	13,757
* Minera Frisco SAB de CV	2,671,581	10,621
Arca Continental SAB de CV	1,376,156	8,661
Grupo Carso SAB de CV	2,416,508	8,357
Grupo Aeroportuario del Sureste SAB de CV Class B	871,791	7,774
* Genomma Lab Internacional SAB de CV Class B	3,145,101	6,341
El Puerto de Liverpool SAB de CV	800,960	6,268
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,464,400	5,757
Compartamos SAB de CV	4,436,274	4,464
* Empresas ICA SAB de CV	2,560,513	4,261
* Industrias CH SAB de CV Class B	731,744	3,687
TV Azteca SAB de CV	4,278,824	2,831
* Corp GEO SAB de CV	2,111,857	2,220
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,910
* Alsea SAB de CV	1,333,306	1,841
* Desarrolladora Homex SAB de CV	924,700	1,818
* Gruma SAB de CV Class B	673,300	1,762
Bolsa Mexicana de Valores SAB de CV	880,852	1,682
* Grupo Simec SAB de CV Class B	438,810	1,461
Grupo Aeroportuario del Centro Norte Sab de CV	636,761	1,341
Grupo Herdez SAB de CV	543,616	1,327
* Urbi Desarrollos Urbanos SAB de CV	2,187,000	1,279
* Grupo Aeromexico SAB de CV	630,178	992
* Consorcio ARA SAB de CV	3,504,666	972
* Grupo Famsa SAB de CV Class A	791,771	935
* Axtel SAB de CV	3,016,258	460
Cia Minera Autlan SAB de CV Class B	187,000	208
		778,421
Morocco (0.0%)
* Douja Promotion Groupe Addoha SA	84,813	654
Maroc Telecom SA	49,896	602
Attijariwafa Bank	15,081	583
		1,839
Netherlands (1.6%)
Unilever NV	6,973,820	242,117
* ING Groep NV	16,383,483	107,777
ASML Holding NV	1,796,067	103,736
Koninklijke Philips Electronics NV	4,315,722	94,913
Koninklijke Ahold NV	4,473,552	54,454
Akzo Nobel NV	1,005,073	54,248
Heineken NV	985,518	53,396
Koninklijke KPN NV	4,286,770	35,186
Reed Elsevier NV	2,939,511	34,455

	Aegon NV	7,343,890	33,337
	Koninklijke DSM NV	659,825	32,478
*	DE Master Blenders 1753 NV	2,487,813	28,832
	Wolters Kluwer NV	1,295,809	21,525
	Heineken Holding NV	431,459	19,830
	Fugro NV	297,172	19,446
	Koninklijke Vopak NV	301,246	19,090
	TNT Express NV	1,444,370	15,655
	Randstad Holding NV	513,668	15,560
	Corio NV	277,908	12,276
	Nutreco NV	151,294	10,863
	Koninklijke Boskalis Westminster NV	302,489	9,856
*	SBM Offshore NV	729,865	8,895
	Royal Imtech NV	303,821	7,748
	ASM International NV	185,464	7,033
	PostNL NV	1,684,336	6,849
	Aalberts Industries NV	392,323	6,195
	Eurocommercial Properties NV	167,819	5,664
	Delta Lloyd NV	434,139	5,661
	Arcadis NV	244,041	5,085
	Wereldhave NV	88,274	4,634
	CSM	281,168	4,200
	Tetragon Financial Group Ltd.	496,805	3,732
	TKH Group NV	148,278	2,993
	Vastned Retail NV	77,500	2,948
	Unit4 NV	113,099	2,634
	Sligro Food Group NV	111,859	2,585
	Koninklijke Ten Cate NV	105,512	2,467
	Mediq NV	232,337	2,451
	Koninklijke BAM Groep NV	910,411	2,384
	USG People NV	281,789	1,866
	Nieuwe Steen Investments NV	210,150	1,808
^,* TomTom NV		410,491	1,641
	BinckBank NV	233,561	1,551
	Brunel International NV	38,310	1,460
	Beter Bed Holding NV	77,416	1,392
	Exact Holding NV	57,952	1,183
	Accell Group	66,003	1,105
^,* AMG Advanced Metallurgical Group NV		123,797	1,012
	BE Semiconductor Industries NV	133,673	1,002
	Amsterdam Commodities NV	57,363	861
	Kendrion NV	38,608	768
	Koninklijke Wessanen NV	300,380	760
^,* SNS REAAL NV		533,354	655
*	Grontmij	223,806	616
	KAS Bank NV	44,419	383
*	Kardan NV	159,996	132
	Aegon NV (New York Shares)	922	4
*	Nieuwe Steen Warrants Exp. 04/01/2013	58,978	—
			1,121,387
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	8,246,621	17,684
	Fletcher Building Ltd.	2,686,197	13,243
	Auckland International Airport Ltd.	3,923,390	7,894
	SKYCITY Entertainment Group Ltd.	2,465,285	7,091
	Contact Energy Ltd.	1,565,803	6,335
*	Chorus Ltd.	1,683,647	4,228

	Ryman Healthcare Ltd.	1,317,851	3,898
	Infratil Ltd.	2,243,451	3,791
	Fisher & Paykel Healthcare Corp. Ltd.	2,185,437	3,367
	Sky Network Television Ltd.	769,011	3,093
	Mainfreight Ltd.	382,112	2,881
	Kiwi Income Property Trust	3,276,753	2,862
	Goodman Property Trust	3,436,156	2,809
	AMP NZ Office Ltd.	3,500,278	2,803
	Vector Ltd.	1,063,847	2,390
	Freightways Ltd.	599,957	1,878
*	Trade Me Ltd.	563,824	1,692
	Nuplex Industries Ltd.	772,345	1,578
	Fletcher Building Ltd. ( Australian Shares)	240,759	1,185
	Warehouse Group Ltd.	464,990	976
*	Fisher & Paykel Appliances Holdings Ltd.	2,139,105	976
	Air New Zealand Ltd.	1,293,623	942
	New Zealand Oil & Gas Ltd.	1,411,467	929
*	PGG Wrightson Ltd.	2,067,999	518
			95,043
Norway (0.8%)
	Statoil ASA	4,773,501	113,450
	Seadrill Ltd.	1,506,613	58,715
	Telenor ASA	3,099,562	52,412
	DNB ASA	4,180,435	43,890
	Yara International ASA	800,467	37,798
	Subsea 7 SA	1,200,047	25,082
	Orkla ASA	3,306,349	23,600
	Norsk Hydro ASA	3,991,161	16,210
	Petroleum Geo-Services ASA	934,878	13,680
	TGS Nopec Geophysical Co. ASA	442,780	12,941
	Gjensidige Forsikring ASA	848,264	10,380
	Aker Solutions ASA	707,487	10,366
	Schibsted ASA	324,815	9,938
*	Marine Harvest ASA	12,238,891	8,154
^	Golar LNG Ltd.	186,325	7,193
	ProSafe SE	980,869	7,160
*	Storebrand ASA	1,458,991	5,547
	Fred Olsen Energy ASA	139,757	5,282
	Tomra Systems ASA	624,302	4,903
*	DNO International ASA	2,793,804	3,695
^,* Algeta ASA		130,106	3,548
*	Det Norske Oljeselskap ASA	243,094	3,339
	Aker ASA	104,623	2,924
	Cermaq ASA	238,365	2,822
	Norwegian Property ASA	1,770,644	2,481
	Atea ASA	289,010	2,416
^	SpareBank 1 SMN	426,603	2,245
	Stolt-Nielsen Ltd.	120,007	2,113
	Opera Software ASA	304,632	2,092
^,* Dockwise Ltd.		105,073	1,795
	Austevoll Seafood ASA	404,261	1,670
*	Norwegian Air Shuttle AS	90,407	1,620
	Leroey Seafood Group ASA	88,063	1,501
	Kvaerner ASA	639,946	1,479
^,* Nordic Semiconductor ASA		502,776	1,289
*	Songa Offshore SE	529,482	1,264
	BW Offshore Ltd.	1,357,957	1,245

^,* Clavis Pharma ASA		125,365	1,219
*	Polarcus Ltd.	1,424,349	1,213
*	Hoegh LNG Holdings Ltd.	156,444	1,199
^,* Sevan Drilling AS		1,110,052	1,174
*	Electromagnetic GeoServices AS	512,558	1,157
	Pronova BioPharma ASA	706,059	1,092
^,* Archer Ltd.		605,329	1,062
	Golden Ocean Group Ltd.	1,113,780	827
^	Northern Offshore Ltd.	490,615	818
^	Frontline Ltd.	204,165	772
*	Northland Resources SA	901,824	747
^,* Norwegian Energy Co. AS		797,698	724
	Bakkafrost P/F	95,577	696
^,* Renewable Energy Corp. ASA		1,996,356	692
*	BWG Homes ASA	300,729	605
*	Eltek ASA	884,897	573
*	Panoro Energy ASA	911,600	543
	Copeinca ASA	76,030	529
*	Deep Sea Supply plc	323,418	501
*	Hurtigruten ASA	736,557	429
^,* Morpol ASA		274,286	374
			523,185
Peru (0.2%)
	Cia de Minas Buenaventura SA ADR	524,107	19,088
	Credicorp Ltd. ( New York Shares)	149,151	17,292
	Credicorp Ltd.	141,272	16,529
	Southern Copper Corp.	509,844	16,458
	Cia de Minas Buenaventura SA	289,871	11,204
	Volcan Cia Minera SAA Class B	8,789,567	9,707
	Southern Copper Corp. (New York Shares)	215,533	6,919
*	Rio Alto Mining Ltd.	674,216	2,946
	Ferreycorp SAA	3,332,791	2,716
	Casa Grande SAA	153,606	769
	Refineria La Pampilla SA Relapasa	2,087,365	469
	Corp Aceros Arequipa SA	785,993	407
*	Cia Minera Atacocha SA Class B	1,616,341	209
			104,713
Philippines (0.2%)
	SM Investments Corp.	916,880	16,407
	Philippine Long Distance Telephone Co.	183,240	12,001
	Ayala Land Inc.	22,300,000	11,626
	SM Prime Holdings Inc.	29,773,700	9,957
	Aboitiz Equity Ventures Inc.	8,141,800	9,571
*	BDO Unibank Inc.	6,119,297	9,418
	Ayala Corp.	735,116	7,638
	Manila Electric Co.	1,138,183	7,202
	Aboitiz Power Corp.	7,894,823	6,514
	International Container Terminal Services Inc.	3,310,020	5,742
	San Miguel Corp.	1,979,317	5,275
	Bank of the Philippine Islands	3,031,661	5,259
	Universal Robina Corp.	3,510,180	4,929
	Alliance Global Group Inc.	17,605,041	4,903
	DMCI Holdings Inc.	3,419,340	4,781
	Energy Development Corp.	31,038,900	4,497
	Jollibee Foods Corp.	1,751,820	4,316
	Metropolitan Bank & Trust	1,736,962	4,149

	Globe Telecom Inc.	141,815	3,890
	Robinsons Land Corp.	7,100,534	3,304
	Security Bank Corp.	844,860	2,852
	Megaworld Corp.	44,637,000	2,405
*	First Gen Corp.	5,136,800	2,358
*	Belle Corp.	16,992,108	2,038
	Manila Water Co. Inc.	3,113,700	1,941
	Puregold Price Club Inc.	2,849,400	1,810
	First Philippine Holdings Corp.	947,740	1,756
	Cebu Air Inc.	915,960	1,510
	Rizal Commercial Banking Corp.	1,383,240	1,470
*	Philippine National Bank	758,670	1,358
*	Philex Petroleum Corp.	1,384,000	1,306
	Vista Land & Lifescapes Inc.	12,324,250	1,295
	Filinvest Land Inc.	38,599,000	1,256
*	Atlas Consolidated Mining & Development	3,009,800	1,253
	Nickel Asia Corp.	1,740,700	1,165
	SM Development Corp.	7,051,853	1,045
	Lopez Holdings Corp.	7,486,770	1,040
*	Lepanto Consolidated Mining	28,196,000	928
	Philweb Corp.	1,877,280	698
*	Global-Estate Resorts Inc.	6,361,000	311
			171,174
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,687,792	26,088
	Powszechny Zaklad Ubezpieczen SA	240,613	25,416
	KGHM Polska Miedz SA	600,209	22,674
^	Bank Pekao SA	506,264	21,125
	PGE SA	3,194,482	17,769
	Telekomunikacja Polska SA	3,151,939	14,849
^,* Polski Koncern Naftowy Orlen SA		1,376,568	14,708
^,* Polskie Gornictwo Naftowe i Gazownictwo SA		7,595,448	9,197
^	Tauron Polska Energia SA	4,552,026	6,254
^	Lubelski Wegiel Bogdanka SA	146,493	5,322
^,* BRE Bank SA		62,095	5,280
^	Jastrzebska Spolka Weglowa SA	169,353	4,715
*	Kernel Holding SA	224,188	4,673
^	Asseco Poland SA	297,113	4,036
^	Synthos SA	2,516,947	3,984
^,* Cyfrowy Polsat SA		831,050	3,637
	Bank Handlowy w Warszawie SA	139,887	3,385
^	Eurocash SA	288,243	3,370
*	Get Bank SA	5,504,385	2,622
^,* Globe Trade Centre SA		1,321,700	2,456
*	Grupa Lotos SA	288,928	2,255
	Enea SA	452,565	2,105
^,* Netia SA		1,165,433	2,073
^,* Bank Millennium SA		1,796,642	1,873
^	TVN SA	706,657	1,579
	Warsaw Stock Exchange	110,442	1,124
	Zaklady Azotowe Pulawy SA	30,656	1,025
	Budimex SA	45,450	759
*	Ciech SA	140,150	668
^,* Boryszew SA		4,096,085	648
^,* Getin Holding SA		1,255,919	618
*	Kopex SA	111,028	574
*	KRUK SA	35,738	485

*	Rafako SA	198,033	481
*	Alchemia SA	292,598	468
	Agora SA	179,985	435
*	Rovese SA	681,922	414
^	Polimex-Mostostal SA	2,081,360	403
	Narodowy Fundusz Inwestycyjny Midas SA	2,108,100	383
*	Impexmetal SA	341,713	354
*	LC Corp. SA	881,597	329
^,* Bioton SA		16,654,238	293
			220,906
Portugal (0.1%)
	EDP - Energias de Portugal SA	8,168,556	18,621
	Jeronimo Martins SGPS SA	944,204	14,800
	Galp Energia SGPS SA	990,131	13,393
	Portugal Telecom SGPS SA	2,764,130	11,724
*	Banco Espirito Santo SA	8,619,517	5,299
*	Brisa Auto-Estradas de Portugal SA	744,302	2,507
	Portucel Empresa Produtora de Pasta e Papel SA	832,364	2,042
^,* Banco Comercial Portugues SA		16,271,426	1,880
^	Sonae	3,487,218	1,847
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	689,898	1,748
	Semapa-Sociedade de Investimento e Gestao	233,719	1,437
	REN - Redes Energeticas Nacionais SA	541,831	1,339
^,* Banco BPI SA		1,777,562	1,096
	Altri SGPS SA	486,334	675
	Sonaecom - SGPS SA	313,117	470
^	Mota-Engil SGPS SA	197,588	248
			79,126
Russia (1.3%)
	Gazprom OAO ADR (London Shares)	13,189,733	121,272
	Sberbank of Russia	36,549,624	101,474
	Gazprom OAO	19,227,051	88,785
	Lukoil Sponsored ADR	1,352,693	76,049
	Uralkali OJSC	5,951,049	49,994
	Lukoil OAO	832,096	46,793
	NovaTek OAO GDR	390,329	43,831
	Mobile Telesystems OJSC ADR	2,211,623	41,910
	Magnit OJSC GDR	1,123,524	36,251
	MMC Norilsk Nickel OJSC	203,120	31,531
	Tatneft OAO ADR	672,146	25,145
	Rosneft OAO GDR	3,506,139	20,990
	VTB Bank OJSC GDR	5,522,444	17,949
*	Surgutneftegas OAO ADR	2,110,066	17,592
	Rostelecom OJSC	5,005,373	17,320
	Surgutneftegas OAO Prior Pfd.	29,802,637	17,277
	Federal Hydrogenerating Co. JSC	496,222,558	12,624
	Tatneft OAO	2,014,715	12,342
	Rosneft OAO	1,935,441	11,743
	Sistema JSFC GDR	517,537	10,685
	AK Transneft OAO Prior Pfd.	6,651	10,640
*	Federal Grid Co. Unified Energy System JSC	1,352,942,440	9,552
	Sberbank of Russia Prior Pfd.	4,258,901	8,366
	Surgutneftegas OAO	9,433,936	7,965
*	Inter Rao Ues OAO	8,213,749,773	6,735
	Severstal OAO GDR	425,855	4,748
	Novolipetsk Steel OJSC GDR	285,253	4,727

Mechel ADR	636,613	4,125
* IDGC Holding JSC	74,151,055	4,094
LSR Group GDR	904,103	4,019
TMK OAO GDR	244,360	3,485
Severstal OAO	297,218	3,348
* PIK Group	780,470	1,766
* OGK-1 OAO	77,095,400	1,513
Aeroflot - Russian Airlines OJSC	1,130,221	1,465
OGK-2 OAO	96,947,306	1,310
Sberbank of Russia ADR	104,104	1,152
Interregional Distribution Network Co. Center and Privolzhya OJSC	178,053,453	940
* Sollers OJSC	66,771	881
* AvtoVAZ OAO	1,422,095	697
* RAO Energy System of East OAO	61,682,100	399
* AvtoVAZ OAO Prior Pfd.	798,260	391
Protek	497,782	371
Mosenergosbyt JSC	21,540,740	262
* RBC OJSC	537,429	254
VTB Bank OJSC	147,466,163	243
* Pharmacy Chain 36.6 OAO	240,134	237
* Belon OJSC	662,845	165
MMC Norilsk Nickel OJSC ADR	9,538	147
* TGK-5	828,028,359	99
		885,653
Singapore (1.4%)
Singapore Telecommunications Ltd.	34,096,577	97,843
DBS Group Holdings Ltd.	7,770,858	91,676
United Overseas Bank Ltd.	5,444,346	87,215
Oversea-Chinese Banking Corp. Ltd.	11,039,779	84,435
Keppel Corp. Ltd.	6,118,484	54,760
Genting Singapore plc	26,123,282	27,266
CapitaLand Ltd.	10,932,724	26,200
Fraser and Neave Ltd.	3,950,210	25,923
Singapore Press Holdings Ltd.	6,911,428	22,792
Wilmar International Ltd.	8,224,579	21,299
City Developments Ltd.	2,143,150	20,070
Singapore Exchange Ltd.	3,682,830	19,712
Singapore Airlines Ltd.	2,298,698	19,515
SembCorp Industries Ltd.	4,181,759	17,713
Golden Agri-Resources Ltd.	29,364,506	17,390
Singapore Technologies Engineering Ltd.	6,571,600	17,389
Jardine Cycle & Carriage Ltd.	454,085	16,990
Hutchison Port Holdings Trust	22,364,169	16,957
Global Logistic Properties Ltd.	8,877,340	15,965
CapitaMall Trust	9,989,322	15,700
Ascendas REIT	8,162,571	14,857
Noble Group Ltd.	16,449,515	14,111
SembCorp Marine Ltd.	3,543,972	13,790
ComfortDelGro Corp. Ltd.	8,078,232	10,888
^ Olam International Ltd.	6,731,903	9,923
Suntec REIT	8,527,000	9,880
CapitaCommercial Trust	8,533,000	9,166
Keppel Land Ltd.	3,184,435	8,747
UOL Group Ltd.	1,993,790	8,275
StarHub Ltd.	2,592,110	7,974
CapitaMalls Asia Ltd.	5,726,853	7,467
Venture Corp. Ltd.	1,124,000	6,722

	Yangzijiang Shipbuilding Holdings Ltd.	8,313,636	6,595
	SATS Ltd.	2,871,000	5,936
	Singapore Post Ltd.	6,133,000	5,172
	Mapletree Industrial Trust	4,901,880	5,121
	Mapletree Logistics Trust	5,761,000	4,688
	CDL Hospitality Trusts	2,715,000	4,467
	SMRT Corp. Ltd.	3,233,000	4,228
*	Neptune Orient Lines Ltd.	3,930,630	3,611
*	Biosensors International Group Ltd.	3,668,000	3,609
	Starhill Global REIT	6,084,000	3,468
	Mapletree Commercial Trust	3,905,000	3,352
^	Cosco Corp. Singapore Ltd.	4,252,513	3,291
	M1 Ltd.	1,593,000	3,233
	STX OSV Holdings Ltd.	2,417,000	3,035
	Frasers Centrepoint Trust	2,080,000	3,002
	Overseas Union Enterprise Ltd.	1,455,000	2,970
^	Hyflux Ltd.	2,464,000	2,738
^	Sakari Resources Ltd.	2,587,000	2,706
^,* Yanlord Land Group Ltd.		2,688,000	2,607
	Ascott Residence Trust	2,635,000	2,588
	K-REIT Asia	2,826,100	2,516
	Indofood Agri Resources Ltd.	2,232,000	2,481
	Cache Logistics Trust	2,794,000	2,478
	Parkway Life REIT	1,570,000	2,467
	First Resources Ltd.	1,573,000	2,395
^,* Ezra Holdings Ltd.		2,915,000	2,302
	Cambridge Industrial Trust	4,745,000	2,282
^	Wing Tai Holdings Ltd.	1,972,000	2,229
	CapitaRetail China Trust	1,927,000	2,221
	Lippo Malls Indonesia Retail Trust	6,344,000	2,111
	Raffles Medical Group Ltd.	1,018,000	2,025
^,* LionGold Corp. Ltd.		1,970,000	2,008
	Ezion Holdings Ltd.	2,638,000	1,989
2	ARA Asset Management Ltd.	1,766,800	1,974
	Frasers Commercial Trust	2,111,600	1,848
	Sabana Shari'ah Compliant Industrial REIT	2,228,118	1,805
^	Wheelock Properties Singapore Ltd.	1,207,000	1,757
	First REIT	2,025,000	1,545
	UOB-Kay Hian Holdings Ltd.	1,121,000	1,458
	CSE Global Ltd.	2,086,000	1,427
	Super Group Ltd. (Singapore)	876,000	1,408
*	Jaya Holdings Ltd.	3,035,000	1,356
	Ascendas India Trust	2,167,000	1,346
	United Engineers Ltd.	726,000	1,326
	Perennial China Retail Trust	3,337,000	1,311
	AIMS AMP Capital Industrial REIT	1,234,400	1,271
^	Sound Global Ltd.	2,565,000	1,262
^	Midas Holdings Ltd.	3,979,000	1,160
^,* Tiger Airways Holdings Ltd.		2,031,500	1,136
	K-Green Trust	1,369,000	1,072
	OSIM International Ltd.	1,072,000	1,046
	GMG Global Ltd.	10,544,000	1,005
	Boustead Singapore Ltd.	1,243,000	973
	Ho Bee Investment Ltd.	962,000	959
	CWT Ltd.	855,000	854
	GuocoLeisure Ltd.	1,817,000	835
^,* Ying Li International Real Estate Ltd.		3,427,000	832

*	Swiber Holdings Ltd.	1,779,000	830
	Stamford Land Corp. Ltd.	1,863,000	815
^,*,
2 China Minzhong Food Corp. Ltd.		1,678,000	763
	Hong Leong Asia Ltd.	516,000	705
^	Raffles Education Corp. Ltd.	2,166,999	684
	China Aviation Oil Singapore Corp. Ltd.	858,000	681
*	Gallant Venture Ltd.	3,007,000	673
	Sheng Siong Group Ltd.	1,753,000	666
	Tat Hong Holdings Ltd.	798,000	631
	Chip Eng Seng Corp. Ltd.	1,902,000	625
	Tuan Sing Holdings Ltd.	2,244,230	510
	SC Global Developments Ltd.	622,000	484
^	Mewah International Inc.	1,294,662	439
^	Rotary Engineering Ltd.	995,000	405
	Transpac Industrial Holdings Ltd.	353,700	398
	Amtek Engineering Ltd.	811,340	389
	Hi-P International Ltd.	634,000	374
	China XLX Fertiliser Ltd.	1,139,000	302
	K1 Ventures Ltd.	2,094,000	225
*	Otto Marine Ltd.	2,839,500	211
*	KS Energy Ltd.	276,000	174
			986,481
South Africa (1.9%)
	MTN Group Ltd.	7,262,099	130,558
	Sasol Ltd.	2,344,031	97,238
	Naspers Ltd.	1,669,717	90,578
	Standard Bank Group Ltd.	5,104,667	70,229
	AngloGold Ashanti Ltd.	1,636,715	55,394
	FirstRand Ltd.	13,278,936	44,264
	Gold Fields Ltd.	3,101,858	39,812
	Shoprite Holdings Ltd.	1,832,791	35,941
	Impala Platinum Holdings Ltd.	2,292,330	35,926
	Sanlam Ltd.	7,648,527	32,829
	Remgro Ltd.	1,843,814	31,355
	Bidvest Group Ltd.	1,284,110	30,731
	Truworths International Ltd.	1,874,814	23,391
	Tiger Brands Ltd.	691,459	22,202
	Kumba Iron Ore Ltd.	343,602	21,324
	Aspen Pharmacare Holdings Ltd.	1,211,003	21,233
	Growthpoint Properties Ltd.	6,904,494	21,183
	Woolworths Holdings Ltd.	3,220,539	20,926
	ABSA Group Ltd.	1,223,265	19,932
	Nedbank Group Ltd.	866,513	18,889
	Vodacom Group Ltd.	1,584,889	18,356
	Imperial Holdings Ltd.	761,556	17,381
	Harmony Gold Mining Co. Ltd.	1,657,703	16,345
	Life Healthcare Group Holdings Ltd.	4,015,590	16,271
	Foschini Group Ltd.	872,443	15,007
	Mr Price Group Ltd.	1,004,626	14,954
	Anglo American Platinum Ltd.	286,780	14,697
	Steinhoff International Holdings Ltd.	4,914,386	14,581
	African Bank Investments Ltd.	3,093,544	13,625
	RMB Holdings Ltd.	2,999,460	13,258
	Redefine Properties Ltd.	11,431,233	12,699
	Exxaro Resources Ltd.	527,042	10,716
	Spar Group Ltd.	726,798	10,504

MMI Holdings Ltd.	4,349,657	9,768
Massmart Holdings Ltd.	457,946	9,601
Barloworld Ltd.	928,221	9,360
African Rainbow Minerals Ltd.	457,226	8,602
Nampak Ltd.	2,659,999	8,341
AVI Ltd.	1,169,211	8,338
Discovery Holdings Ltd.	1,245,757	8,129
Clicks Group Ltd.	1,175,079	7,740
Capital Property Fund	5,836,170	7,608
Aveng Ltd.	1,711,831	7,437
Reunert Ltd.	767,407	7,408
Tongaat Hulett Ltd.	445,981	7,356
Netcare Ltd.	3,714,382	7,278
* Sappi Ltd.	2,310,308	6,935
Pretoria Portland Cement Co. Ltd.	2,182,359	6,819
RMI Holdings	3,051,064	6,714
* Brait SE	1,827,424	6,238
Investec Ltd.	992,578	5,928
Resilient Property Income Fund Ltd.	1,020,219	5,821
Liberty Holdings Ltd.	490,092	5,540
* Murray & Roberts Holdings Ltd.	1,881,794	5,356
Assore Ltd.	148,673	5,327
Pick n Pay Stores Ltd.	1,026,192	5,248
Aeci Ltd.	549,470	5,183
Adcock Ingram Holdings Ltd.	700,925	5,092
Fountainhead Property Trust	5,013,397	4,819
Hyprop Investments Ltd.	562,848	4,628
Sun International Ltd.	475,419	4,562
DataTec Ltd.	759,457	4,249
ArcelorMittal South Africa Ltd.	753,872	4,069
Mondi Ltd.	461,969	3,931
Acucap Properties Ltd.	662,605	3,771
Coronation Fund Managers Ltd.	1,018,594	3,625
JD Group Ltd.	648,726	3,453
Illovo Sugar Ltd.	991,368	3,451
Wilson Bayly Holmes-Ovcon Ltd.	211,697	3,336
SA Corporate Real Estate Fund Nominees Pty Ltd.	7,605,469	3,319
Northam Platinum Ltd.	1,049,287	3,245
JSE Ltd.	354,779	3,236
Lewis Group Ltd.	361,253	3,090
Santam Ltd.	154,051	3,048
Omnia Holdings Ltd.	216,840	2,886
Allied Electronics Corp. Ltd. Prior Pfd.	931,342	2,564
Emira Property Fund	1,611,906	2,549
Grindrod Ltd.	1,620,192	2,529
* Super Group Ltd. (South Africa)	1,248,997	2,449
Pick'n Pay Holdings Ltd.	1,063,345	2,443
* Telkom SA Ltd.	1,065,465	2,312
Vukile Property Fund Ltd.	988,915	2,248
Sycom Property Fund	616,082	2,103
Astral Foods Ltd.	159,442	1,978
Mpact Ltd.	889,923	1,854
Hudaco Industries Ltd.	133,432	1,729
EOH Holdings Ltd.	382,849	1,656
Cashbuild Ltd.	85,919	1,570
Famous Brands Ltd.	192,524	1,490
Cipla Medpro South Africa Ltd.	1,494,733	1,463

Group Five Ltd.	484,605	1,331
* Royal Bafokeng Platinum Ltd.	230,361	1,314
African Oxygen Ltd.	546,125	1,273
City Lodge Hotels Ltd.	125,334	1,252
Clover Industries Ltd.	693,664	1,171
Metair Investments Ltd.	383,446	1,157
Blue Label Telecoms Ltd.	1,692,354	1,141
Adcorp Holdings Ltd.	304,423	992
Advtech Ltd.	1,412,868	973
Pinnacle Technology Holdings Ltd.	475,216	911
Allied Technologies Ltd.	152,141	873
DRDGOLD Ltd.	1,424,401	870
Afgri Ltd.	1,197,986	774
Zeder Investments Ltd.	2,197,758	736
Raubex Group Ltd.	407,179	666
Palabora Mining Co. Ltd.	51,671	574
Stefanutti Stocks Holdings Ltd.	439,550	544
* Basil Read Holdings Ltd.	370,481	519
* Merafe Resources Ltd.	5,279,266	516
* Sentula Mining Ltd.	2,123,578	466
* Hulamin Ltd.	809,318	449
Allied Electronics Corp. Ltd.	154,788	447
		1,342,100
South Korea (3.7%)
Samsung Electronics Co. Ltd.	406,727	467,541
Hyundai Motor Co.	660,112	137,135
Kia Motors Corp.	1,128,047	77,328
Hyundai Mobis	291,715	76,636
2 Samsung Electronics Co. Ltd. GDR	132,442	76,061
POSCO	195,855	62,555
Samsung Electronics Co. Ltd. Prior Pfd.	88,022	62,498
LG Chem Ltd.	198,597	54,496
Shinhan Financial Group Co. Ltd.	1,412,160	44,791
NHN Corp.	175,132	42,443
* SK Hynix Inc.	2,228,630	42,335
KB Financial Group Inc.	1,269,771	39,988
Hyundai Heavy Industries Co. Ltd.	178,395	37,801
SK Innovation Co. Ltd.	256,103	34,804
KT&G Corp.	468,752	34,536
Hana Financial Group Inc.	988,490	31,306
Samsung C&T Corp.	534,133	30,143
Samsung Fire & Marine Insurance Co. Ltd.	152,111	28,449
POSCO ADR	336,837	26,789
LG Electronics Inc.	455,381	24,895
Samsung Heavy Industries Co. Ltd.	692,270	23,672
Samsung Electro-Mechanics Co. Ltd.	254,594	23,633
LG Display Co. Ltd.	993,160	21,216
2 Samsung Life Insurance Co. Ltd.	256,407	20,978
LG Corp.	405,158	20,774
E-Mart Co. Ltd.	89,404	20,722
LG Household & Health Care Ltd.	39,993	20,617
Samsung Engineering Co. Ltd.	128,071	20,502
Samsung SDI Co. Ltd.	145,642	18,197
Hyundai Steel Co.	237,806	17,483
Cheil Industries Inc.	200,481	17,086
S-Oil Corp.	193,218	16,261
Woori Finance Holdings Co. Ltd.	1,550,257	15,099

SK Holdings Co. Ltd.	110,899	15,059
Hyundai Engineering & Construction Co. Ltd.	285,765	14,929
* Korea Electric Power Corp.	653,680	14,603
Hankook Tire Co. Ltd.	386,760	14,177
Shinhan Financial Group Co. Ltd. ADR	208,183	13,230
NCSoft Corp.	65,363	12,845
Honam Petrochemical Corp.	61,342	12,772
Amorepacific Corp.	13,772	12,469
Korea Zinc Co. Ltd.	36,371	12,266
Orion Corp.	15,330	12,126
OCI Co. Ltd.	66,329	11,670
Samsung Securities Co. Ltd.	262,085	11,117
Celltrion Inc.	445,987	11,038
Lotte Shopping Co. Ltd.	43,137	11,026
GS Holdings	217,909	10,956
Doosan Heavy Industries & Construction Co. Ltd.	201,202	10,721
Hyundai Glovis Co. Ltd.	55,827	10,657
Hyundai Motor Co. 2nd Pfd.	161,808	10,628
Samsung Techwin Co. Ltd.	158,763	10,163
* Korea Electric Power Corp. ADR	878,852	9,711
Hyundai Wia Corp.	66,069	9,638
KB Financial Group Inc. ADR	298,186	9,342
GS Engineering & Construction Corp.	150,872	9,187
Daelim Industrial Co. Ltd.	118,714	9,101
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	410,180	8,958
SK C&C Co. Ltd.	96,900	8,522
Kangwon Land Inc.	413,820	8,502
CJ CheilJedang Corp.	33,549	8,204
* Korea Exchange Bank	1,083,990	8,003
BS Financial Group Inc.	763,820	7,994
Mando Corp.	53,822	7,723
Industrial Bank of Korea	687,190	7,402
Woongjin Coway Co. Ltd.	231,120	7,212
Hyundai Department Store Co. Ltd.	63,836	7,160
Daewoo Securities Co. Ltd.	747,313	6,917
* Doosan Infracore Co. Ltd.	424,950	6,743
Dongbu Insurance Co. Ltd.	182,010	6,717
Hyundai Marine & Fire Insurance Co. Ltd.	269,460	6,650
Hanwha Chemical Corp.	357,110	6,533
DGB Financial Group Inc.	574,470	6,525
Korean Air Lines Co. Ltd.	152,940	6,489
Kumho Petro chemical Co. Ltd.	58,814	6,331
Cheil Worldwide Inc.	374,280	6,253
Hotel Shilla Co. Ltd.	141,450	6,023
Hyundai Motor Co. Prior Pfd.	103,160	6,001
LS Corp.	76,456	5,965
Shinsegae Co. Ltd.	30,884	5,674
LG Uplus Corp.	970,560	5,632
Samsung Card Co. Ltd.	184,638	5,434
SK Telecom Co. Ltd.	42,498	5,400
Hyundai Hysco Co. Ltd.	136,020	5,239
Woori Investment & Securities Co. Ltd.	548,355	5,216
Korea Investment Holdings Co. Ltd.	167,810	5,090
Daewoo International Corp.	153,827	4,865
Doosan Corp.	41,345	4,810
Daum Communications Corp.	49,290	4,800
Hanwha Corp.	189,040	4,793

Hyundai Mipo Dockyard	46,251	4,790
Hyosung Corp.	97,998	4,606
* Hanjin Shipping Co. Ltd.	361,403	4,562
KCC Corp.	17,941	4,487
Korea Aerospace Industries Ltd.	184,000	4,367
Korea Life Insurance Co. Ltd.	752,070	4,319
Kolon Industries Inc.	73,636	4,315
SK Telecom Co. Ltd. ADR	310,457	4,306
Lotte Confectionery Co. Ltd.	3,065	4,262
Samsung Fine Chemicals Co. Ltd.	77,711	4,230
Hyundai Development Co.	235,120	4,208
LG International Corp.	126,300	4,147
KT Corp.	145,112	4,142
SK Networks Co. Ltd.	510,250	3,986
* Hyundai Merchant Marine Co. Ltd.	180,900	3,972
CJ Corp.	61,080	3,940
Yuhan Corp.	35,907	3,927
AMOREPACIFIC Group	11,927	3,871
Korea Gas Corp.	97,483	3,815
S1 Corp.	73,445	3,739
Hyundai Securities Co. Ltd.	481,970	3,563
LS Industrial Systems Co. Ltd.	61,736	3,560
Halla Climate Control Corp.	152,420	3,409
* Daewoo Engineering & Construction Co. Ltd.	451,150	3,375
SKC Co. Ltd.	83,550	3,268
LG Innotek Co. Ltd.	41,915	3,244
SK Chemicals Co. Ltd.	61,051	3,141
LIG Insurance Co. Ltd.	161,080	3,113
* Kumho Tire Co. Inc.	235,720	3,074
Lotte Chilsung Beverage Co. Ltd.	2,603	3,002
Korean Reinsurance Co.	331,453	2,851
* GemVax & Kael Co. Ltd.	86,558	2,789
KIWOOM Securities Co. Ltd.	53,032	2,783
Green Cross Corp.	21,695	2,771
Grand Korea Leisure Co. Ltd.	127,170	2,714
* Asiana Airlines Inc.	415,660	2,707
LG Chem Ltd. Prior Pfd.	31,954	2,703
Dong-A Pharmaceutical Co. Ltd.	31,795	2,613
Nexen Tire Corp.	143,950	2,587
NongShim Co. Ltd.	13,274	2,587
Seoul Semiconductor Co. Ltd.	135,012	2,515
Hyundai Greenfood Co. Ltd.	179,620	2,506
Mirae Asset Securities Co. Ltd.	94,627	2,452
* Medipost Co. Ltd.	26,911	2,350
Poongsan Corp.	87,550	2,323
Hyundai Home Shopping Network Corp.	26,976	2,250
Youngone Corp.	89,520	2,240
* SM Entertainment Co.	52,599	2,218
KP Chemical Corp.	207,026	2,195
* 3S Korea Co. Ltd.	155,325	2,084
STX Offshore & Shipbuilding Co. Ltd.	237,290	2,083
KEPCO Plant Service & Engineering Co. Ltd.	46,940	2,064
Fila Korea Ltd.	34,959	2,047
Huchems Fine Chemical Corp.	96,850	2,028
Lock & Lock Co. Ltd.	83,247	1,989
Ahnlab Inc.	19,178	1,989
LG Fashion Corp.	83,360	1,977

Dongkuk Steel Mill Co. Ltd.	151,810	1,970
CJ O Shopping Co. Ltd.	12,366	1,961
* CJ E&M Corp.	92,942	1,895
Meritz Fire & Marine Insurance Co. Ltd.	210,559	1,887
* KT Skylife Co. Ltd.	83,950	1,862
Paradise Co. Ltd.	163,956	1,838
Binggrae Co. Ltd.	21,411	1,677
* SK Broadband Co. Ltd.	626,119	1,639
Able C&C Co. Ltd.	30,225	1,637
Seah Besteel Corp.	53,690	1,560
SFA Engineering Corp.	41,078	1,518
Tong Yang Life Insurance	158,050	1,517
STX Pan Ocean Co. Ltd.	436,250	1,497
LG Hausys Ltd.	27,606	1,478
* Hanmi Pharm Co. Ltd.	20,420	1,464
* Hanjin Heavy Industries & Construction Co. Ltd.	134,172	1,414
* LG Life Sciences Ltd.	44,961	1,406
Interflex Co. Ltd.	27,233	1,394
Hana Tour Service Inc.	34,873	1,392
Namyang Dairy Products Co. Ltd.	2,033	1,375
Lotte Samkang Co. Ltd.	3,069	1,374
iMarketKorea Inc.	68,840	1,370
Sungwoo Hitech Co. Ltd.	121,356	1,359
WeMade Entertainment Co. Ltd.	29,002	1,345
* Chabio & Diostech Co. Ltd.	181,793	1,339
* TK Corp.	57,876	1,281
Hansol Paper Co.	160,600	1,277
Daishin Securities Co. Ltd.	174,590	1,262
Youngone Holdings Co. Ltd.	23,820	1,261
Global & Yuasa Battery Co. Ltd.	27,970	1,192
* Duksan Hi-Metal Co. Ltd.	64,112	1,186
Daeduck Electronics Co.	125,730	1,179
STX Corp. Co. Ltd.	143,421	1,176
NEPES Corp.	77,241	1,175
Partron Co. Ltd.	116,521	1,174
Sung Kwang Bend Co. Ltd.	63,375	1,171
Daesang Corp.	92,440	1,150
Handsome Co. Ltd.	57,710	1,136
Daou Technology Inc.	114,630	1,134
KT Corp. ADR	79,250	1,129
Green Cross Holdings Corp.	88,910	1,128
Taekwang Industrial Co. Ltd.	1,589	1,127
Cosmax Inc.	46,780	1,122
SK Securities Co. Ltd.	1,106,110	1,118
POSCO Chemtech Co. Ltd.	9,090	1,115
* Kumho Industrial Co. Ltd.	230,540	1,114
EG Corp.	21,542	1,107
Dongsuh Co. Inc.	40,117	1,101
* Seegene Inc.	25,750	1,089
CJ CGV Co. Ltd.	47,360	1,088
Capro Corp.	86,180	1,076
Posco ICT Co. Ltd.	181,218	1,064
Melfas Inc.	56,643	1,064
TONGYANG Securities Inc.	316,610	1,050
* Gamevil Inc.	15,303	1,050
OCI Materials Co. Ltd.	26,106	1,046
* RNL BIO Co. Ltd.	294,680	1,019

Soulbrain Co. Ltd.	34,882	1,011
S&T Dynamics Co. Ltd.	86,100	1,002
Dongyang Mechatronics Corp.	89,660	998
* Taihan Electric Wire Co. Ltd.	590,480	996
* ViroMed Co. Ltd.	47,399	991
SK Gas Co. Ltd.	14,256	980
* Meritz Finance Group Inc.	454,700	977
Dongwon Industries Co. Ltd.	4,700	967
Iljin Display Co. Ltd.	70,840	959
MegaStudy Co. Ltd.	15,710	950
* Doosan Engine Co. Ltd.	106,590	947
Golfzon Co. Ltd.	18,898	936
Agabang&Company	80,953	916
Daeduck GDS Co. Ltd.	74,740	913
* Tera Resource Co. Ltd.	836,893	912
* Komipharm International Co. Ltd.	125,132	906
* Neowiz Games Corp.	45,586	904
Kolao Holdings	66,700	902
* Pharmicell Co. Ltd.	135,082	896
* YG Entertainment Inc.	20,297	886
Jeonbuk Bank	225,363	885
GS Home Shopping Inc.	10,588	877
Ilyang Pharmaceutical Co. Ltd.	44,266	875
* Wonik IPS Co. Ltd.	183,810	869
Suprema Inc.	72,172	864
* Medy-Tox Inc.	16,118	861
Silicon Works Co. Ltd.	33,392	852
Sindoh Co. Ltd.	14,615	851
Hanil E-Wha Co. Ltd.	108,010	836
Chong Kun Dang Pharm Corp.	45,060	830
* Lumens Co. Ltd.	160,251	819
Samchully Co. Ltd.	10,406	811
Eo Technics Co. Ltd.	28,536	804
Samyang Holdings Corp.	16,845	800
* Seobu T&D	37,778	795
* Sapphire Technology Co. Ltd.	19,946	782
Eugene Technology Co. Ltd.	51,370	773
* Com2uSCorp	20,978	765
* Osstem Implant Co. Ltd.	46,659	760
* Foosung Co. Ltd.	189,623	759
Pyeong Hwa Automotive Co. Ltd.	46,799	749
* CUROCOM Co. Ltd.	267,619	741
Ottogi Corp.	5,031	734
Shinsegae International Co. Ltd.	12,123	732
Korea Kolmar Co. Ltd.	79,940	729
Hanwha Securities Co.	218,450	727
SL Corp.	45,590	724
JCEntertainment Corp.	23,179	722
Hyundai Corp.	40,480	722
STX Engine Co. Ltd.	80,200	722
Koh Young Technology Inc.	34,835	710
Modetour Network Inc.	41,292	709
Simm Tech Co. Ltd.	73,301	693
* Asia Pacific Systems Inc.	71,336	689
Hansae Co. Ltd.	81,489	684
SBS Media Holdings Co. Ltd.	164,990	681
Namhae Chemical Corp.	84,890	675

* Woongjin Energy Co. Ltd.	172,970	672
* Ssangyong Motor Co.	150,220	668
Lotte Midopa Co. Ltd.	58,310	666
* Hanall Biopharma Co. Ltd.	101,170	663
SeAH Steel Corp.	8,807	662
Hwa Shin Co. Ltd.	76,730	659
Hansol Chemical Co. Ltd.	37,620	649
Bukwang Pharmaceutical Co. Ltd.	55,177	647
HMC Investment Securities Co. Ltd.	59,660	637
AtlasBX Co. Ltd.	27,392	623
Jeil Pharmaceutical Co.	32,500	598
Korea District Heating Corp.	12,038	594
Muhak Co. Ltd.	58,482	593
Haansoft Inc.	61,073	579
* DuzonBIzon Co. Ltd.	70,430	573
* Huvis Corp.	70,220	570
ISU Chemical Co. Ltd.	31,110	569
* Woongjin Chemical Co. Ltd.	910,920	558
* Celltrion Pharm Inc.	31,953	558
STS Semiconductor & Telecommunications	114,449	557
Nexen Corp.	10,055	557
KISWIRE Ltd.	19,292	557
Hankook Shell Oil Co. Ltd.	2,882	555
Uju Electronics Co. Ltd.	28,765	554
Hanssem Co. Ltd.	37,290	553
* Interpark Corp.	117,024	553
Halla Engineering & Construction corp	65,740	551
* Jusung Engineering Co. Ltd.	91,695	550
* GameHi Co. Ltd.	67,259	549
* ICD Co. Ltd.	47,843	544
Korea Petrochemical Ind Co. Ltd.	9,077	540
* Dongbu HiTek Co. Ltd.	91,260	537
Hy-Lok Corp.	31,920	535
Daekyo Co. Ltd.	105,570	529
Meritz Securities Co. Ltd.	688,910	527
* Sung Jin Geotec Co. Ltd.	59,110	526
Taeyoung Engineering & Construction Co. Ltd.	120,060	521
NH Investment & Securities Co. Ltd.	118,311	511
Dae Won Kang Up Co. Ltd.	100,588	499
Kolon Global Corp.	131,400	489
Posco M-Tech Co. Ltd.	95,210	489
Daishin Securities Co. Ltd. Prior Pfd.	87,280	485
Sajo Industries Co. Ltd.	10,060	481
* Hansol Technics Co. Ltd.	34,036	467
Hanjin Transportation Co. Ltd.	29,090	464
* Nexolon Co. Ltd.	160,920	464
* CrucialTec Co. Ltd.	67,444	449
Maeil Dairy Industry Co. Ltd.	25,904	446
Shinsegae Food Co. Ltd.	5,813	445
E1 Corp.	9,570	444
Kwang Dong Pharmaceutical Co. Ltd.	120,870	442
Woori Financial Co. Ltd.	32,163	442
Hanil Cement Co. Ltd.	16,480	438
Kukdo Chemical Co. Ltd.	11,096	436
Wooree ETI Co. Ltd.	114,652	436
SNU Precision Co. Ltd.	66,572	433
Woongjin Thinkbig Co. Ltd.	60,020	428

* Taewoong Co. Ltd.	26,084	424
ELK Corp.	38,089	413
* Osung LST Co. Ltd.	64,990	411
Gwangju Shinsegae Co. Ltd.	2,124	411
* Yungjin Pharmaceutical Co. Ltd.	308,830	406
Busan City Gas Co. Ltd.	23,840	404
Daewoong Pharmaceutical Co. Ltd.	18,552	402
* Eugene Investment & Securities Co. Ltd.	182,205	401
S&T Motiv Co. Ltd.	23,160	400
Dae Han Flour Mills Co. Ltd.	4,263	399
* Curexo Inc.	60,137	398
SamkwangGlass Co. Ltd.	8,805	397
* Genic Co. Ltd.	10,121	395
JW Shinyak Corp.	73,793	393
* JVM Co. Ltd.	12,361	392
* Infraware Inc.	52,503	385
* Crown Confectionery Co. Ltd.	2,399	379
Jinsung T.E.C.	50,332	377
* Eugene Corp.	148,314	377
Shinyoung Securities Co. Ltd.	15,020	377
Haesung Industrial Co. Ltd.	11,865	374
Kolon Corp.	19,240	372
Moorim P&P Co. Ltd.	119,460	366
* Korea REIT Co.	359,725	364
GS Global Corp.	37,055	364
Humax Co. Ltd.	46,378	360
CJ Freshway Corp.	16,809	359
Dongjin Semichem Co. Ltd.	105,805	358
Unid Co. Ltd.	12,297	358
AUK Corp.	197,140	356
* Digitech Systems Co. Ltd.	44,492	354
Sebang Co. Ltd.	26,400	347
Asia Cement Co. Ltd.	8,700	345
Y G-1 Co. Ltd.	41,204	344
Iljin Materials Co. Ltd.	40,760	338
BHI Co. Ltd.	14,469	338
Songwon Industrial Co. Ltd.	40,940	331
Korea Electric Terminal Co. Ltd.	17,320	330
* SK Communications Co. Ltd.	52,180	329
Dong Ah Tire & Rubber Co. Ltd.	31,290	328
Sejong Industrial Co. Ltd.	30,560	328
IS Dongseo Co. Ltd.	36,380	326
Hana Micron Inc.	54,877	324
Bioland Ltd.	28,596	323
* Aminologics Co. Ltd.	141,964	323
SBS Contents Hub Co. Ltd.	33,208	320
* Hanwha General Insurance Co. Ltd.	62,670	317
* Hyunjin Materials Co. Ltd.	51,293	314
Basic House Co. Ltd.	32,110	313
INFINITT Co. Ltd.	41,777	305
Dongbu Securities Co. Ltd.	101,120	304
INTOPS Co. Ltd.	20,021	301
DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	101,855	299
Dongbu Steel Co. Ltd.	82,690	298
* Webzen Inc.	37,702	295
Silla Co. Ltd.	20,260	291
Harim Co. Ltd.	95,280	288

* Hyundai Hy Communications & Networks Co. Ltd.	90,360	282
* Cosmochemical Co. Ltd.	29,240	275
NICE Holdings Co. Ltd.	6,113	261
Sam Young Electronics Co. Ltd.	36,010	261
KISCO Corp.	10,530	260
* Signetics Corp.	91,431	254
Dongkuk Industries Co. Ltd.	70,893	247
Nong Shim Holdings Co. Ltd.	5,491	247
Aekyung Petrochemical Co. Ltd.	9,509	246
JW Pharmaceutical Corp.	22,808	246
Dragonfly GF Co. Ltd.	21,146	245
* Hyundai BNG Steel Co. Ltd.	29,250	244
* TK Chemical Corp.	171,578	243
Handok Pharmaceuticals Co. Ltd.	26,020	243
Young Poong Precision Corp.	26,019	241
* Tongyang Inc.	337,280	241
* Toptec Co. Ltd.	19,204	239
* KTB Investment & Securities Co. Ltd.	141,600	232
Youlchon Chemical Co. Ltd.	32,420	231
* Lotte Non-Life Insurance Co. Ltd.	54,260	224
Kyobo Securities Co.	51,430	213
KPX Chemical Co. Ltd.	5,319	211
Iljin Electric Co. Ltd.	54,490	210
SeAH Holdings Corp.	2,412	210
Poongsan Holdings Corp.	10,420	205
Daehan Steel Co. Ltd.	30,910	200
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	193
* Ssangyong Cement Industrial Co. Ltd.	53,410	190
Il Dong Pharmaceutical Co. Ltd.	31,100	185
* Jcontentree Corp.	68,113	184
* Korea Line Corp.	40,420	183
Credu Corp.	6,081	181
KC Tech Co. Ltd.	50,711	180
Daishin Securities Co. Ltd. Prior Pfd.	33,010	178
YESCO Co. Ltd.	7,910	176
Korea Electronic Power Industrial Development Co. Ltd.	34,760	174
Samyang Genex Co. Ltd.	4,129	166
* Neowiz Corp.	14,283	164
Kumho Electric Co. Ltd.	9,550	162
Motonic Corp.	25,710	161
* Woongjin Holdings Co. Ltd.	36,730	158
Dongwon F&B Co. Ltd.	2,948	157
Hitejinro Holdings Co. Ltd.	19,170	155
* Neowiz Internet Corp.	16,287	152
TS Corp.	8,466	145
S&T Holdings Co. Ltd.	17,530	145
* Ssangyong Engineering & Construction Co. Ltd.	29,600	142
Hanjin Shipping Holdings Co. Ltd.	31,310	140
* KT Hitel Co. Ltd.	30,415	139
Ilsung Pharmaceuticals Co. Ltd.	2,009	136
NK Co. Ltd.	40,200	132
Kook Soon Dang Brewery Co. Ltd.	21,655	125
Chosun Refractories Co. Ltd.	2,253	120
Dongil Industries Co. Ltd.	3,004	119
* Kyungbang Ltd.	1,473	119
Hanmi Semiconductor Co. Ltd.	24,060	119
KCC Engineering & Construction Co. Ltd.	5,059	117

	HNK Machine Tool Co. Ltd.	10,456	106
*	Samyang Corp.	2,230	88
			2,548,373
Spain (1.6%)
	Banco Santander SA	40,080,147	242,681
	Telefonica SA	17,588,166	199,508
	Banco Bilbao Vizcaya Argentaria SA	20,258,173	132,067
	Inditex SA	933,153	96,040
	Iberdrola SA	16,638,149	60,264
	Repsol SA	3,400,363	54,192
	Amadeus IT Holding SA	1,340,184	28,938
*	Grifols SA	634,845	19,732
	Abertis Infraestructuras SA	1,567,492	19,348
	Ferrovial SA	1,731,633	18,810
	Red Electrica Corp. SA	460,582	18,237
	Gas Natural SDG SA	1,477,419	18,191
^	Banco de Sabadell SA	8,851,465	16,856
	Enagas SA	765,355	13,256
	Distribuidora Internacional de Alimentacion SA	2,586,453	12,772
^	CaixaBank	3,294,644	10,762
*	International Consolidated Airlines Group SA	3,918,642	9,788
^	ACS Actividades de Construccion y Servicios SA	608,012	9,586
	Viscofan SA	189,943	8,699
^	Banco Popular Espanol SA	4,564,384	8,565
^	Zardoya Otis SA	653,712	7,275
	Mapfre SA	3,313,933	6,026
^	Bolsas y Mercados Espanoles SA	289,726	5,674
	Ebro Foods SA	345,722	5,423
	Tecnicas Reunidas SA	121,307	5,109
	Acciona SA	103,123	4,486
*	Jazztel plc	872,032	4,486
^	Acerinox SA	419,567	4,175
	Prosegur Cia de Seguridad SA	883,110	4,055
^	Indra Sistemas SA	426,893	3,776
^,* Bankia SA		3,559,427	3,484
^	Mediaset Espana Comunicacion SA	689,963	3,438
	Obrascon Huarte Lain SA	172,979	3,393
	Construcciones y Auxiliar de Ferrocarriles SA	7,426	3,327
^	Bankinter SA	891,370	2,873
	Corp Financiera Alba	73,377	2,301
^	Abengoa SA	168,103	2,226
	Grupo Catalana Occidente SA	172,438	2,114
^	Fomento de Construcciones y Contratas SA	203,979	2,073
^	Banca Civica SA	968,203	1,927
*	Almirall SA	208,408	1,609
^	Melia Hotels International SA	246,035	1,389
	Faes Farma SA	803,725	1,353
	Duro Felguera SA	237,303	1,307
^	Gamesa Corp. Tecnologica SA	826,209	1,244
	Ence Energia y Celulosa S.A	509,608	1,062
	Antena 3 de Television SA	277,155	1,033
	Pescanova SA	54,559	937
^,* Zeltia SA		615,706	935
^,* NH Hoteles SA		310,710	776
	Miquel y Costas & Miquel SA	29,915	765
	Cie Automotive SA	108,482	727
*	Tubacex SA	364,560	689

	Tubos Reunidos SA	361,586	688
*	Deoleo SA	1,546,235	598
^,* Promotora de Informaciones SA		1,023,743	446
^,* Vueling Airlines SA		80,988	429
*	Campofrio Food Group SA	57,061	410
^,* Codere SA		82,212	323
^	Laboratorios Farmaceuticos Rovi SA	50,167	321
	Papeles y Cartones de Europa SA	132,240	287
*	Cementos Portland Valderrivas SA	49,383	236
^,* Realia Business SA		240,362	119
			1,093,616
Sweden (2.2%)
	Hennes & Mauritz AB Class B	4,060,950	149,915
	Telefonaktiebolaget LM Ericsson Class B	12,881,370	119,614
	Nordea Bank AB	11,252,188	104,779
	Volvo AB Class B	5,952,764	73,246
	Svenska Handelsbanken AB Class A	2,096,299	72,687
	Atlas Copco AB Class A	2,874,799	64,373
	TeliaSonera AB	9,268,684	61,257
	Swedbank AB Class A	3,509,316	60,996
	Sandvik AB	4,292,411	59,517
	Skandinaviska Enskilda Banken AB Class A	6,017,342	44,108
	Assa Abloy AB Class B	1,418,062	42,872
	Svenska Cellulosa AB Class B	2,474,942	42,029
	Investor AB Class B	1,948,281	40,556
	Swedish Match AB	908,537	38,234
	SKF AB	1,672,156	34,487
	Atlas Copco AB Class B	1,664,850	33,249
	Alfa Laval AB	1,436,619	24,842
	Skanska AB Class B	1,644,409	24,789
	Getinge AB	857,072	24,505
	Millicom International Cellular SA	267,643	24,195
	Scania AB Class B	1,361,631	23,410
	Electrolux AB Class B	1,023,411	23,149
	Tele2 AB	1,358,998	22,461
*	Lundin Petroleum AB	945,394	20,000
	Hexagon AB Class B	1,047,747	19,950
	Elekta AB Class B	392,453	18,218
	Investment AB Kinnevik	879,839	18,109
	Boliden AB	1,169,987	17,739
	Securitas AB Class B	1,318,135	10,698
	Trelleborg AB Class B	1,034,110	10,635
	Husqvarna AB	1,861,284	9,491
	Modern Times Group AB Class B	201,007	9,196
	Meda AB Class A	967,440	9,136
	Castellum AB	662,735	8,879
	Ratos AB	809,140	8,370
	Oriflame Cosmetics SA	190,100	7,079
	Industrivarden AB	498,151	6,684
^	JM AB	348,196	6,585
	NCC AB Class B	326,493	6,113
	Holmen AB	219,561	5,884
	Hufvudstaden AB Class A	473,181	5,749
	Lundbergforetagen AB Class B	173,490	5,552
^	SSAB AB Class A	659,822	5,405
	Fabege AB	584,240	5,054
	Nibe Industrier AB Class B	341,638	4,673

^	Axis Communications AB	178,716	4,573
	Saab AB Class B	266,370	4,446
	Intrum Justitia AB	302,966	4,209
	Wihlborgs Fastigheter AB	276,846	4,011
	Wallenstam AB	357,632	3,828
	Hexpol AB	102,679	3,643
	Loomis AB Class B	288,453	3,633
*	Betsson AB	125,608	3,628
^,* Alliance Oil Co. Ltd.		387,540	3,601
	Axfood AB	98,742	3,494
	Hoganas AB Class B	108,267	3,484
	AarhusKarlshamn AB	106,179	3,452
	Peab AB	707,481	3,314
	Hakon Invest AB	207,731	3,278
	Kungsleden AB	568,791	3,250
^	Billerud AB	337,697	3,006
^	Unibet Group plc	121,262	2,964
	Mekonomen AB	89,891	2,568
^,* Nobia AB		616,820	2,215
	AF AB	114,681	2,189
*	Swedish Orphan Biovitrum AB	622,652	2,165
	Clas Ohlson AB	141,149	2,138
	Indutrade AB	72,282	1,947
*	Investment AB Oresund	137,628	1,864
	Lindab International AB	256,378	1,574
	Klovern AB	399,362	1,434
	Avanza Bank Holding AB	71,445	1,369
	BioGaia AB	52,101	1,351
*	Fastighets AB Balder	285,521	1,312
*	Vostok Nafta Investment Ltd.	285,843	1,296
	Concentric AB	178,855	1,284
*	Net Entertainment NE AB	109,717	1,241
*	CDON Group AB	206,566	1,226
^,* Active Biotech AB		169,785	1,225
	Industrial & Financial Systems Class B	72,053	1,196
*	Medivir AB Class B	118,010	1,150
*	Rezidor Hotel Group AB	326,693	1,097
	SkiStar AB	93,329	1,049
*	HIQ International AB	195,867	1,029
	Duni AB	130,095	1,007
*	Creades AB Class A	61,755	998
	Nordnet AB	318,900	898
	Bure Equity AB	270,603	883
	Bilia AB	71,514	844
	Haldex AB	185,215	807
	East Capital Explorer AB	120,408	793
	B&B Tools AB	99,172	760
	Nolato AB Class B	72,734	744
	New Wave Group AB Class B	178,086	709
^	Proffice AB	213,549	674
	Byggmax Group AB	138,899	662
^,* KappAhl AB		761,919	631
*	Black Earth Farming Ltd.	325,749	624
	Gunnebo AB	140,883	595
*	SAS AB	675,746	595
	BE Group AB	198,247	500
*	Micronic Mydata AB	259,540	491

^,* PA Resources AB	2,676,164	450
^,* Eniro AB	351,736	415
NCC AB Class A	21,611	409
^,* Bjoern Borg AB	71,068	364
TradeDoubler AB	147,020	324
^,* Nordic Mines AB	172,944	270
^,* BioInvent International AB	263,048	130
		1,539,779
Switzerland (5.4%)
Nestle SA	14,127,510	867,941
Novartis AG	9,847,577	578,240
Roche Holding AG	3,007,716	532,593
UBS AG	15,586,140	163,967
ABB Ltd.	9,418,154	163,748
Zurich Insurance Group AG	630,323	139,895
Syngenta AG	404,624	137,970
Cie Financiere Richemont SA	2,232,724	126,330
Swiss Re AG	1,506,363	94,296
Credit Suisse Group AG	4,977,226	84,738
Transocean Ltd.	1,500,670	70,933
Holcim Ltd.	978,309	57,572
Swatch Group AG (Bearer)	131,844	52,268
SGS SA	23,464	46,874
Swisscom AG	99,828	39,936
Givaudan SA	35,600	34,598
Geberit AG	162,121	31,784
Julius Baer Group Ltd.	886,356	31,660
Kuehne & Nagel International AG	230,639	26,209
Adecco SA	565,111	24,772
Schindler Holding AG	208,688	24,367
Actelion Ltd.	474,398	21,634
Sonova Holding AG	210,235	19,846
Swiss Prime Site AG	208,127	17,422
Sika AG	9,151	17,069
Lindt & Spruengli AG (Registered)	459	16,428
Aryzta AG	294,761	14,631
PSP Swiss Property AG	158,378	14,219
Baloise Holding AG	203,076	13,400
Sulzer AG	102,972	13,281
Swatch Group AG (Registered)	186,013	12,960
Swiss Life Holding AG	131,007	12,498
^ Galenica AG	20,838	12,015
Lindt & Spruengli AG	3,805	11,774
Clariant AG	1,069,131	11,284
Schindler Holding AG (Registered)	91,878	10,763
* Dufry AG	87,154	10,612
Partners Group Holding AG	56,436	10,295
Lonza Group AG	225,347	10,164
GAM Holding AG	807,417	8,901
Allreal Holding AG	57,227	8,320
Helvetia Holding AG	24,096	7,454
EMS-Chemie Holding AG	35,118	6,904
Barry Callebaut AG	7,641	6,897
Pargesa Holding SA	114,451	6,892
Banque Cantonale Vaudoise	12,769	6,511
^,* Logitech International SA	724,042	6,410
Mobimo Holding AG	26,464	6,108

	Valiant Holding	67,512	5,863
	Georg Fischer AG	16,869	5,845
	Flughafen Zuerich AG	15,914	5,740
	OC Oerlikon Corp. AG	700,731	5,710
	Panalpina Welttransport Holding AG	58,264	5,589
	Straumann Holding AG	37,332	5,010
	Bucher Industries AG	29,006	4,953
	Nobel Biocare Holding AG	500,720	4,611
	Kaba Holding AG Class B	12,429	4,551
	Kuoni Reisen Holding AG	15,798	4,159
	Forbo Holding AG	7,036	4,023
^,* Temenos Group AG		299,849	3,967
*	Bank Sarasin & Cie AG Class B	142,561	3,922
	Aryzta AG (Ireland Shares)	76,275	3,786
	St. Galler Kantonalbank AG	10,694	3,673
	AMS AG	41,880	3,402
	Gategroup Holding AG	109,046	3,151
	Burckhardt Compression Holding AG	11,999	3,064
	Tecan Group AG	43,677	3,035
	Zehnder Group AG	42,872	2,541
	Huber & Suhner AG	60,367	2,456
^,* Meyer Burger Technology AG		184,348	2,424
	Vontobel Holding AG	109,188	2,400
	Schweizerische National-Versicherungs-Gesellschaft AG	52,659	1,923
	Valora Holding AG	10,944	1,852
*	Basilea Pharmaceutica	34,713	1,749
	Vetropack Holding AG	956	1,711
	Schweiter Technologies AG	3,482	1,690
	Rieter Holding AG	12,431	1,640
	BKW AG	52,883	1,607
	Liechtensteinische Landesbank AG	51,452	1,585
	Acino Holding AG	13,885	1,584
	Implenia AG	49,704	1,576
	Intershop Holdings	4,262	1,423
	Inficon Holding AG	7,102	1,385
	Kudelski SA	165,931	1,376
	EFG International AG	199,990	1,372
	Siegfried Holding AG	11,616	1,347
	Micronas Semiconductor Holding AG	131,629	1,334
	LEM Holding SA	2,378	1,213
	Mobilezone Holding AG	118,525	1,195
*	AFG Arbonia-Forster Hldg	67,392	1,138
*	Bobst Group AG	40,826	1,127
	Bossard Holding AG	9,320	1,103
	Schmolz & Bickenbach AG	255,091	1,092
	Verwaltungs- und Privat-Bank AG	14,571	1,067
	PubliGroupe AG	7,080	987
	U-Blox AG	23,260	976
	Komax Holding AG	12,562	929
	Swissquote Group Holding SA	33,253	904
	Swisslog Holding AG	967,554	899
	Orascom Development Holding AG	58,894	824
	Ascom Holding AG	106,801	784
^,* Myriad Group AG		228,586	660
*	Zueblin Immobilien Holding AG	193,561	652
	Gurit Holding AG	1,453	624
*	Autoneum Holding AG	13,007	588

^	Bachem Holding AG	14,897	542
^,* Von Roll Holding AG		220,548	446
*	Charles Voegele Holding AG	26,435	419
	Walter Meier AG	1,815	405
			3,782,986
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	85,783,063	232,197
*	Hon Hai Precision Industry Co. Ltd.	38,896,210	108,367
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,922,038	54,791
	Formosa Plastics Corp.	17,042,780	46,835
	China Steel Corp.	49,115,973	43,544
	Nan Ya Plastics Corp.	20,190,780	39,110
	Formosa Chemicals & Fibre Corp.	13,403,500	35,210
	MediaTek Inc.	4,164,573	35,022
	Chunghwa Telecom Co. Ltd.	11,705,456	34,933
	HTC Corp.	3,092,792	29,708
	Cathay Financial Holding Co. Ltd.	28,763,082	28,222
	Quanta Computer Inc.	10,665,950	27,591
	Uni-President Enterprises Corp.	16,489,565	27,514
	Mega Financial Holding Co. Ltd.	33,777,600	27,144
*	Asustek Computer Inc.	2,892,168	26,592
	Chinatrust Financial Holding Co. Ltd.	44,089,623	26,163
	Delta Electronics Inc.	7,684,240	25,785
	Fubon Financial Holding Co. Ltd.	23,202,362	24,118
	Taiwan Mobile Co. Ltd.	7,160,400	23,576
	Cheng Shin Rubber Industry Co. Ltd.	6,835,034	18,076
	Far EasTone Telecommunications Co. Ltd.	6,837,000	17,145
	Compal Electronics Inc.	17,868,689	16,646
	United Microelectronics Corp.	39,209,175	16,368
	Taiwan Cement Corp.	13,758,700	15,877
*	First Financial Holding Co. Ltd.	26,186,307	15,836
	Yuanta Financial Holding Co. Ltd.	34,082,440	15,751
	Far Eastern New Century Corp.	12,615,425	14,043
	Formosa Petrochemical Corp.	4,869,950	14,030
^	Chunghwa Telecom Co. Ltd. ADR	457,571	13,576
	Advanced Semiconductor Engineering Inc.	17,513,392	13,462
*	China Development Financial Holding Corp.	55,404,856	12,864
	President Chain Store Corp.	2,458,536	12,796
	Hua Nan Financial Holdings Co. Ltd.	20,904,153	11,757
	Synnex Technology International Corp.	5,419,463	11,754
	Catcher Technology Co. Ltd.	2,420,800	11,564
	Lite-On Technology Corp.	8,759,524	10,946
	SinoPac Financial Holdings Co. Ltd.	25,074,475	10,726
	MStar Semiconductor Inc.	1,681,263	10,627
	Foxconn Technology Co. Ltd.	3,001,308	10,521
*	Taiwan Cooperative Financial Holding	17,004,814	10,281
	Asia Cement Corp.	7,991,413	10,080
*	Acer Inc.	10,523,297	9,578
	Wistron Corp.	8,916,623	9,523
*	Chang Hwa Commercial Bank	17,342,510	9,329
	Pegatron Corp.	7,004,639	9,080
	Largan Precision Co. Ltd.	434,376	8,817
*	Taishin Financial Holding Co. Ltd.	21,865,039	8,787
	E.Sun Financial Holding Co. Ltd.	15,895,818	8,631
	Pou Chen Corp.	9,446,517	8,507
	Siliconware Precision Industries Co.	7,304,000	8,033
	TPK Holding Co. Ltd.	711,695	7,814

* Shin Kong Financial Holding Co. Ltd.	24,956,297	7,536
Taiwan Fertilizer Co. Ltd.	3,180,000	7,468
* China Life Insurance Co. Ltd.	7,541,697	7,257
* Radiant Opto-Electronics Corp.	1,800,800	6,987
Hotai Motor Co. Ltd.	1,039,000	6,897
* Chimei Innolux Corp.	21,744,101	6,850
* Giant Manufacturing Co. Ltd.	1,227,319	6,696
Simplo Technology Co. Ltd.	1,179,443	6,617
Yulon Motor Co. Ltd.	3,678,015	6,387
* AU Optronics Corp.	20,990,640	6,383
* Hiwin Technologies Corp.	695,390	6,351
Novatek Microelectronics Corp.	2,190,275	6,334
* Powertech Technology Inc.	3,088,955	6,184
WPG Holdings Ltd.	5,842,553	6,136
United Microelectronics Corp. ADR	2,795,648	6,067
Unimicron Technology Corp.	5,330,750	5,923
China Petrochemical Development Corp.	7,239,700	5,911
Epistar Corp.	3,160,408	5,849
Siliconware Precision Industries Co. ADR	1,056,575	5,737
TSRC Corp.	2,382,930	5,401
* China Airlines Ltd.	11,320,646	4,689
Teco Electric and Machinery Co. Ltd.	7,364,000	4,657
CTCI Corp.	2,472,000	4,583
Phison Electronics Corp.	532,510	4,322
Ruentex Development Co. Ltd.	2,551,838	4,291
Walsin Lihwa Corp.	14,249,000	4,250
Advantech Co. Ltd.	1,201,924	4,244
Far Eastern Department Stores Co. Ltd.	4,046,365	4,233
Eva Airways Corp.	7,062,290	4,111
Chailease Holding Co. Ltd.	2,382,000	3,990
Evergreen Marine Corp. Taiwan Ltd.	7,249,979	3,956
Advanced Semiconductor Engineering Inc. ADR	1,036,681	3,950
Tripod Technology Corp.	1,747,023	3,934
Taiwan Glass Industry Corp.	4,153,747	3,918
Chicony Electronics Co. Ltd.	2,031,491	3,897
Ruentex Industries Ltd.	1,954,015	3,800
Macronix International	14,865,878	3,653
* Taiwan Business Bank	12,291,883	3,565
* AU Optronics Corp. ADR	1,135,616	3,396
* E Ink Holdings Inc.	3,489,000	3,369
Kinsus Interconnect Technology Corp.	1,169,000	3,250
Merida Industry Co. Ltd.	751,000	3,230
Realtek Semiconductor Corp.	1,844,139	3,171
Richtek Technology Corp.	573,105	3,148
Chroma ATE Inc.	1,398,800	3,097
Inventec Corp.	10,266,315	3,056
Cheng Uei Precision Industry Co. Ltd.	1,686,485	3,054
Wintek Corp.	6,931,974	3,003
Wowprime Corp.	194,000	2,959
Formosa Taffeta Co. Ltd.	3,354,000	2,914
Standard Foods Corp.	1,078,800	2,856
Waterland Financial Holdings Co. Ltd.	8,416,800	2,833
Tung Ho Steel Enterprise Corp.	3,160,842	2,820
Feng Hsin Iron & Steel Co.	1,764,000	2,795
FLEXium Interconnect Inc.	692,586	2,770
U-Ming Marine Transport Corp.	1,770,000	2,760
* Highwealth Construction Corp.	1,763,000	2,723

Oriental Union Chemical Corp.	2,361,700	2,705
* Nan Kang Rubber Tire Co. Ltd.	1,917,295	2,673
USI Corp.	2,762,700	2,597
AmTRAN Technology Co. Ltd.	3,364,716	2,586
Coretronic Corp.	2,940,000	2,569
LCY Chemical Corp.	1,920,644	2,568
China Steel Chemical Corp.	587,000	2,553
Clevo Co.	1,944,176	2,539
Elan Microelectronics Corp.	1,571,000	2,530
Kenda Rubber Industrial Co. Ltd.	2,094,343	2,521
Sino-American Silicon Products Inc.	1,983,428	2,444
Yang Ming Marine Transport Corp.	5,961,553	2,421
Chipbond Technology Corp.	1,928,000	2,406
Capital Securities Corp.	7,068,175	2,380
Dynapack International Technology Corp.	521,000	2,367
Eternal Chemical Co. Ltd.	3,078,254	2,322
Farglory Land Development Co. Ltd.	1,433,000	2,303
Taiwan Hon Chuan Enterprise Co. Ltd.	1,037,629	2,286
* TTY Biopharm Co. Ltd.	553,264	2,280
Yageo Corp.	8,418,000	2,255
* Everlight Electronics Co. Ltd.	1,444,497	2,247
Wan Hai Lines Ltd.	4,542,325	2,228
Hey Song Corp.	1,731,000	2,203
King Yuan Electronics Co. Ltd.	4,873,000	2,119
Huaku Development Co. Ltd.	1,025,087	2,106
Yungtay Engineering Co. Ltd.	1,295,000	2,105
St. Shine Optical Co. Ltd.	186,000	2,102
Transcend Information Inc.	785,363	2,102
Taiwan Secom Co. Ltd.	1,055,000	2,101
* King's Town Bank	3,182,000	2,086
Yuen Foong Yu Paper Manufacturing Co. Ltd.	5,142,515	2,045
* Zhen Ding Technology Holding Ltd.	682,000	2,034
Prince Housing & Development Corp.	3,127,100	1,979
* Gigabyte Technology Co. Ltd.	2,265,000	1,964
* Sanyang Industry Co. Ltd.	3,006,540	1,953
Far Eastern International Bank	4,961,550	1,951
TXC Corp.	1,268,979	1,927
China Motor Corp.	2,254,000	1,910
Ton Yi Industrial Corp.	3,162,850	1,895
* Taichung Commercial Bank	5,868,430	1,855
Wistron NeWeb Corp.	936,434	1,842
Faraday Technology Corp.	1,362,110	1,836
Kerry TJ Logistics Co. Ltd.	1,423,000	1,795
Win Semiconductors Corp.	1,509,000	1,768
* Ta Chong Bank Ltd.	5,726,000	1,758
Goldsun Development & Construction Co. Ltd.	5,190,830	1,757
Tainan Spinning Co. Ltd.	4,235,260	1,729
* Winbond Electronics Corp.	12,191,000	1,704
* CMC Magnetics Corp.	10,809,000	1,692
China Synthetic Rubber Corp.	1,825,000	1,690
Airtac International Group	336,000	1,682
Shinkong Synthetic Fibers Corp.	5,717,451	1,676
Makalot Industrial Co. Ltd.	606,000	1,667
LITE-ON IT Corp.	1,783,488	1,648
Great Wall Enterprise Co. Ltd.	1,679,736	1,631
Wei Chuan Foods Corp.	1,582,000	1,628
G Tech Optoelectronics Corp.	630,334	1,627

Solar Applied Materials Technology Co.	1,197,000	1,605
Tong Hsing Electronic Industries Ltd.	568,259	1,601
* UPC Technology Corp.	2,804,000	1,600
* Gloria Material Technology Corp.	1,656,465	1,589
Pixart Imaging Inc.	536,348	1,559
* Tatung Co. Ltd.	7,886,058	1,545
* Inotera Memories Inc.	8,282,002	1,541
* Eclat Textile Co. Ltd.	573,640	1,537
* Pan-International Industrial	1,522,810	1,528
Career Technology MFG. Co. Ltd.	1,094,000	1,520
* Qisda Corp.	6,913,880	1,518
Chin-Poon Industrial Co.	1,398,000	1,518
Compeq Manufacturing Co.	3,577,000	1,506
Taiwan Surface Mounting Technology Co. Ltd.	978,301	1,494
* Ho Tung Chemical Corp.	2,639,640	1,491
Formosa International Hotels Corp.	139,441	1,486
Tong Yang Industry Co. Ltd.	1,497,680	1,461
* WT Microelectronics Co. Ltd.	1,143,539	1,459
Radium Life Tech Co. Ltd.	2,308,831	1,440
Grand Pacific Petrochemical	3,291,000	1,440
Shihlin Electric & Engineering Corp.	1,238,000	1,427
Visual Photonics Epitaxy Co. Ltd.	970,750	1,421
Shin Zu Shing Co. Ltd.	501,000	1,419
MIN AIK Technology Co. Ltd.	591,000	1,419
Senao International Co. Ltd.	383,000	1,412
President Securities Corp.	2,790,220	1,401
* Ritek Corp.	10,705,000	1,397
* Mitac International Corp.	4,580,995	1,394
* Motech Industries Inc.	1,285,100	1,388
Micro-Star International Co. Ltd.	2,972,000	1,378
D-Link Corp.	2,293,000	1,377
Genius Electronic Optical Co. Ltd.	197,709	1,357
Ability Enterprise Co. Ltd.	1,429,000	1,331
Cheng Loong Corp.	3,711,600	1,324
ALI Corp.	1,205,000	1,317
Chong Hong Construction Co.	654,732	1,315
China Bills Finance Corp.	3,771,000	1,312
* Gintech Energy Corp.	1,351,149	1,309
Cathay Real Estate Development Co. Ltd.	3,263,000	1,303
* Jih Sun Financial Holdings Co. Ltd.	4,589,980	1,300
* China Manmade Fibers Corp.	3,853,000	1,285
Nan Ya Printed Circuit Board Corp.	837,059	1,262
Zinwell Corp.	1,311,000	1,255
Vanguard International Semiconductor Corp.	3,003,000	1,255
* Shinkong Textile Co. Ltd.	913,000	1,241
Asia Polymer Corp.	1,037,750	1,235
* HannStar Display Corp.	20,022,000	1,224
* Microbio Co. Ltd.	1,033,356	1,223
Masterlink Securities Corp.	4,082,000	1,211
* PChome Online Inc.	187,260	1,199
* Union Bank Of Taiwan	3,287,000	1,176
CSBC Corp. Taiwan	1,617,100	1,165
Ambassador Hotel	1,181,000	1,158
* Compal Communications Inc.	1,254,000	1,147
* Young Fast Optoelectronics Co. Ltd.	547,143	1,147
Feng TAY Enterprise Co. Ltd.	1,177,250	1,139
Lien Hwa Industrial Corp.	1,869,767	1,133

Springsoft Inc.	805,000	1,127
BES Engineering Corp.	5,036,000	1,117
Gemtek Technology Corp.	1,241,564	1,107
ICP Electronics Inc.	689,000	1,104
Taiwan TEA Corp.	2,245,000	1,102
Hung Sheng Construction Co. Ltd.	2,211,000	1,098
Accton Technology Corp.	2,069,800	1,096
Sincere Navigation Corp.	1,243,000	1,094
ITEQ Corp.	1,085,582	1,089
International Games System Co. Ltd.	249,000	1,085
* Neo Solar Power Corp.	1,741,724	1,081
Yieh Phui Enterprise Co. Ltd.	3,570,700	1,076
* King Slide Works Co. Ltd.	185,000	1,064
Test-Rite International Co. Ltd.	1,506,000	1,063
* HannsTouch Solution Inc.	2,865,000	1,051
Evergreen International Storage & Transport Corp.	1,961,000	1,051
* Formosa Epitaxy Inc.	1,629,000	1,048
Global Unichip Corp.	325,000	1,048
Taiwan PCB Techvest Co. Ltd.	840,610	1,046
Elite Material Co. Ltd.	1,139,965	1,041
Mercuries & Associates Ltd.	1,266,335	1,041
Test Research Inc.	680,871	1,037
TA Chen Stainless Pipe	2,150,000	1,021
Taiwan Sogo Shin Kong SEC	999,000	1,011
* Silitech Technology Corp.	497,040	1,008
Unity Opto Technology Co. Ltd.	1,082,409	1,004
Cyberlink Corp.	351,489	1,003
Holy Stone Enterprise Co. Ltd.	1,107,000	1,000
* Taiwan Life Insurance Co. Ltd.	1,587,100	998
Formosan Rubber Group Inc.	1,623,000	989
* Elitegroup Computer Systems Co. Ltd.	2,514,000	987
Chung Hsin Electric & Machinery Manufacturing Corp.	1,737,000	980
* Taiwan Acceptance Corp.	401,000	978
Sigurd Microelectronics Corp.	1,336,000	967
Huang Hsiang Construction Co.	493,000	959
Getac Technology Corp.	1,315,000	959
Ardentec Corp.	1,329,123	951
Soft-World International Corp.	438,620	949
* Via Technologies Inc.	3,079,000	944
* Asia Optical Co. Inc.	941,000	942
Kinpo Electronics	4,499,000	941
Sonix Technology Co. Ltd.	673,000	939
Lealea Enterprise Co. Ltd.	2,651,150	930
* A-DATA Technology Co. Ltd.	769,000	929
Sinyi Realty Co.	729,704	927
Rechi Precision Co. Ltd.	1,051,570	920
Rich Development Co. Ltd.	1,995,548	916
Taiflex Scientific Co. Ltd.	669,852	913
Apex Biotechnology Corp.	347,000	910
Tsann Kuen Enterprise Co. Ltd.	449,000	910
Lumax International Corp. Ltd.	391,300	898
Wisdom Marine Lines Co. Ltd.	617,197	893
National Petroleum Co. Ltd.	882,000	875
Youngtek Electronics Corp.	354,466	875
* Chung Hung Steel Corp.	3,509,240	871
Gigastorage Corp.	1,152,096	866
Sercomm Corp.	596,000	861

Hung Poo Real Estate Development Corp.	1,058,946	856
Yem Chio Co. Ltd.	931,118	855
Wah Lee Industrial Corp.	670,000	845
* Parade Technologies Ltd.	83,000	841
YungShin Global Holding Corp.	649,000	839
Kindom Construction Co.	1,479,000	837
China Electric Manufacturing Corp.	1,340,000	828
Taiwan Prosperity Chemical Corp.	471,000	826
Forhouse Corp.	1,634,000	820
* Taiwan Land Development Corp.	2,130,383	819
Greatek Electronics Inc.	1,079,000	818
Depo Auto Parts Ind Co. Ltd.	383,000	814
Great Taipei Gas Co. Ltd.	1,272,000	806
AcBel Polytech Inc.	1,416,000	802
Topco Scientific Co. Ltd.	501,060	799
Alpha Networks Inc.	1,165,000	789
Global Mixed Mode Technology Inc.	282,000	788
* Entire Technology Co. Ltd.	474,617	786
Altek Corp.	1,403,648	779
Xxentria Technology Materials Corp.	417,135	778
Taiwan Cogeneration Corp.	1,212,550	763
Merry Electronics Co. Ltd.	589,050	760
Holtek Semiconductor Inc.	711,000	757
Unizyx Holding Corp.	1,560,000	755
* Firich Enterprises Co. Ltd.	589,000	752
Nantex Industry Co. Ltd.	876,220	748
Solartech Energy Corp.	1,096,450	739
Darfon Electronics Corp.	1,052,000	730
Grape King Industrial Co.	362,000	728
Everlight Chemical Industrial Corp.	1,259,370	727
Johnson Health Tech Co. Ltd.	273,175	721
* ENG Electric Co. Ltd.	395,947	715
Green Energy Technology Inc.	1,035,405	708
Kinik Co.	524,000	706
CyberTAN Technology Inc.	1,022,000	704
* Lextar Electronics Corp.	857,545	701
* Silicon Integrated Systems Corp.	2,056,000	699
* Medigen Biotechnology Corp.	330,000	696
* AGV Products Corp.	2,001,265	694
Elite Semiconductor Memory Technology Inc.	898,000	694
Nien Hsing Textile Co. Ltd.	1,105,250	691
* Genesis Photonics Inc.	807,960	690
Young Optics Inc.	217,000	689
ASROCK Inc.	195,000	686
* Chia Hsin Cement Corp.	1,523,410	684
Kwong Fong Industries	1,457,000	679
Pacific Hospital Supply Co. Ltd.	256,326	671
Sirtec International Co. Ltd.	563,000	670
Great China Metal Industry	589,000	668
First Steamship Co. Ltd.	639,000	667
Federal Corp.	1,370,084	666
Systex Corp.	658,000	664
* Sampo Corp.	2,215,000	663
Phihong Technology Co. Ltd.	819,000	661
Sinon Corp.	1,432,000	660
* Shihlin Paper Corp.	486,000	657
Aten International Co. Ltd.	364,000	655

Hsin Kuang Steel Co. Ltd.	1,073,000	654
KEE TAI Properties Co. Ltd.	1,296,740	650
Continental Holdings Corp.	1,875,000	644
E-LIFE MALL Corp.	301,000	643
Sesoda Corp.	536,000	642
China Chemical & Pharmaceutical Co. Ltd.	1,052,000	641
Infortrend Technology Inc.	1,010,000	638
Opto Technology Corp.	1,699,000	632
Formosan Union Chemical	916,990	630
* Long Bon International Co. Ltd.	1,405,000	629
* WUS Printed Circuit Co. Ltd.	1,456,000	629
Taiwan Paiho Ltd.	990,000	628
* Jess-Link Products Co. Ltd.	727,458	627
Advanced Wireless Semiconductor Co.	592,503	625
Lingsen Precision Industries Ltd.	1,215,000	620
Syncmold Enterprise Corp.	407,000	619
Weikeng Industrial Co. Ltd.	862,700	619
Taisun Enterprise Co. Ltd.	1,174,570	618
* Shinkong Insurance Co. Ltd.	886,000	618
Namchow Chemical Industrial Ltd.	593,000	617
* Pihsiang Machinery Manufacturing Co. Ltd.	504,000	615
Lotes Co. Ltd.	262,000	613
FSP Technology Inc.	716,478	612
Kinko Optical Co. Ltd.	449,000	611
Shih Wei Navigation Co. Ltd.	674,000	602
I-Sheng Electric Wire & Cable Co. Ltd.	462,000	599
Wafer Works Corp.	1,048,060	595
United Integrated Services Co. Ltd.	739,000	590
* Integrated Memory Logic Ltd.	158,470	590
Flytech Technology Co. Ltd.	256,280	587
GeoVision Inc.	161,264	585
Universal Cement Corp.	1,307,000	580
Unitech Printed Circuit Board Corp.	1,864,248	576
* Shining Building Business Co. Ltd.	685,350	576
Taiwan Fire & Marine Insurance Co.	876,000	570
Aurora Corp.	389,000	569
* Zig Sheng Industrial Co. Ltd.	1,794,175	565
Sinbon Electronics Co. Ltd.	741,000	562
eMemory Technology Inc.	252,225	557
YC INOX Co. Ltd.	1,088,000	557
* Taiwan Styrene Monomer	2,341,000	557
* Phytohealth Corp.	402,000	555
Chung Hwa Pulp Corp.	1,813,820	551
Jentech Precision Industrial Co. Ltd.	205,354	550
Coxon Precise Industrial Co. Ltd.	401,810	546
CHC Resources Corp.	356,000	544
Acme Electronics Corp.	418,576	542
Ta Ya Electric Wire & Cable	2,185,950	542
Capella Microsystems Taiwan Inc.	96,761	541
Giga Solar Materials Corp.	64,559	538
Zeng Hsing Industrial Co. Ltd.	167,912	538
AV Tech Corp.	180,000	527
* Leofoo Development Co.	955,441	527
Taiwan Sakura Corp.	1,071,440	526
King's Town Construction Co. Ltd.	627,480	521
Lite-On Semiconductor Corp.	1,023,000	519
ACES Electronic Co. Ltd.	373,000	519

* Excelsior Medical Co. Ltd.	260,000	518
Taiwan Navigation Co. Ltd.	515,000	517
Chun Yuan Steel	1,323,190	514
Chien Kuo Construction Co. Ltd.	1,119,100	512
Chinese Maritime Transport Ltd.	447,000	509
China Metal Products	885,081	506
* Ichia Technologies Inc.	1,095,000	505
* China General Plastics Corp.	1,306,000	504
* Chenming Mold Industry Corp.	605,000	503
Vivotek Inc.	173,000	502
* Globe Union Industrial Corp.	725,000	498
Sitronix Technology Corp.	427,000	497
Tong-Tai Machine & Tool Co. Ltd.	626,810	495
San Fang Chemical Industry Co. Ltd.	637,261	495
Pan Jit International Inc.	1,307,000	494
* Acter Co. Ltd.	123,229	494
L&K Engineering Co. Ltd.	527,000	490
Macroblock Inc.	119,000	488
LES Enphants Co. Ltd.	550,444	488
Adlink Technology Inc.	446,717	484
Avermedia Technologies	804,000	484
* Wei Mon Industry Co. Ltd.	900,116	480
Walsin Technology Corp.	2,160,954	480
* Alcor Micro Corp.	301,000	480
Advanced International Multitech Co. Ltd.	387,000	479
Hu Lane Associate Inc.	283,620	479
Champion Building Materials Co. Ltd.	1,334,000	472
Advanced Ceramic X Corp.	177,000	472
Sanyo Electric Taiwan Co. Ltd.	535,000	469
Quanta Storage Inc.	751,000	468
Newmax Technology Co. Ltd.	324,370	467
Gold Circuit Electronics Ltd.	2,298,000	467
Thye Ming Industrial Co. Ltd.	532,000	466
Taiyen Biotech Co. Ltd.	637,000	463
Li Peng Enterprise Co. Ltd.	1,643,400	462
* Edison Opto Corp.	290,700	460
* Sporton International Inc.	197,799	458
* Ocean Plastics Co. Ltd.	630,000	458
Asia Plastic Recycling Holding Ltd.	164,450	457
MPI Corp.	230,000	456
* Kuoyang Construction Co. Ltd.	1,187,000	451
Sunplus Technology Co. Ltd.	1,721,000	448
* Chunghwa Picture Tubes	15,190,351	444
* Hannstar Board Corp.	946,988	439
Formosa Advanced Technologies Co. Ltd.	592,000	439
China Steel Structure Co. Ltd.	459,000	437
Asia Vital Components Co. Ltd.	857,269	436
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	253,000	436
Chimei Materials Technology Corp.	443,351	434
* ITE Technology Inc.	549,000	433
* Concord Securities Corp.	2,052,219	432
Actron Technology Corp.	172,882	431
Kaulin Manufacturing Co. Ltd.	599,000	430
Ways Technical Corp. Ltd.	208,000	426
* Cosmos Bank Taiwan	1,542,000	426
* E-Ton Solar Tech Co. Ltd.	1,039,000	424
KD Holding Corp.	92,000	422

Tainan Enterprises Co. Ltd.	450,000	421
Etron Technology Inc.	1,369,059	418
Taiwan Semiconductor Co. Ltd.	964,000	412
* Tyntek Corp.	1,261,000	405
* Episil Technologies Inc.	1,315,000	400
San Shing Fastech Corp.	316,000	398
Gamania Digital Entertainment Co. Ltd.	455,000	395
* I-Chiun Precision Industry Co. Ltd.	769,000	394
Tung Thih Electronic Co. Ltd.	191,540	393
Southeast Cement Co. Ltd.	993,000	391
Fulltech Fiber Glass Corp.	769,228	384
* HUA ENG Wire & Cable	1,470,000	381
TA-I Technology Co. Ltd.	596,391	375
Taiwan Pulp & Paper Corp.	1,212,800	370
Insyde Software Corp.	103,000	367
Longwell Co.	405,000	366
Bank of Kaohsiung	1,239,049	358
* Sunonwealth Electric Machine Industry Co. Ltd.	549,000	357
Global Brands Manufacture Ltd.	828,353	352
* KYE Systems Corp.	1,074,000	346
DA CIN Construction Co. Ltd.	590,000	342
Wah Hong Industrial Corp.	239,000	341
ShenMao Technology Inc.	305,839	339
Tah Hsin Industrial Co. Ltd.	391,000	337
Ubright Optronics Corp.	86,250	334
Run Long Construction Co. Ltd.	289,000	333
Sunrex Technology Corp.	756,000	332
* Adimmune Corp.	306,000	330
Chinese Gamer International Corp.	140,000	329
Microlife Corp.	196,000	325
Mirle Automation Corp.	497,387	321
Arcadyan Technology Corp.	314,123	317
* Powerchip Technology Corp.	17,777,460	317
Ve Wong Corp.	461,000	313
* Long Chen Paper Co. Ltd.	1,243,000	311
Holiday Entertainment Co. Ltd.	178,000	310
Topco Technologies Corp.	145,627	296
G Shank Enterprise Co. Ltd.	581,000	293
* SDI Corp.	442,000	289
APCB Inc.	454,000	287
Arima Communications Corp.	624,000	280
Walton Advanced Engineering Inc.	928,000	278
J Touch Corp.	278,395	277
* Orient Semiconductor Electronics Ltd.	2,078,000	275
First Hotel	424,240	273
* BenQ Materials Corp.	674,478	272
Ttet Union Corp.	163,000	272
AVY Precision Technology Inc.	172,600	268
Harvatek Corp.	517,129	252
Tekcore Co. Ltd.	552,000	249
Well Shin Technology Co. Ltd.	199,360	247
Global Lighting Technologies Inc.	167,000	246
* Huga Optotech Inc.	677,890	235
* Tang Eng Iron Works Co. Ltd.	241,000	223
* Eastern Media International Corp.	2,027,000	222
Sheng Yu Steel Co. Ltd.	354,000	218
Standard Chemical & Pharma	260,580	218

* Giantplus Technology Co. Ltd.	753,000	216
WAN HWA Enterprise Co.	478,300	213
Orise Technology Co. Ltd.	220,000	208
CyberPower Systems Inc.	128,000	203
Chang Wah Electromaterials Inc.	92,208	197
ACHEM TECHNOLOGY Corp.	366,950	186
Bright Led Electronics Corp.	339,000	183
Shiny Chemical Industrial Co. Ltd.	147,000	183
DelSolar Co. Ltd.	479,842	183
* Skymedi Corp.	163,996	182
Thinking Electronic Industrial Co. Ltd.	204,000	176
* TYC Brother Industrial Co. Ltd.	444,960	174
* Tatung Co. Ltd. GDR	38,879	154
Star Comgistic Capital Co. Ltd.	362,000	151
LAN FA Textile	508,680	145
Sunspring Metal Corp.	140,000	141
Ta Yih Industrial Co. Ltd.	73,000	125
Fortune Electric Co. Ltd.	288,000	122
San Chih Semiconductor Co.	88,451	70
* ProMOS Technologies Inc.	5,975,000	—
		1,917,790
Thailand (0.6%)
Kasikornbank PCL (Foreign)	5,008,800	28,006
PTT PCL (Foreign)	2,366,115	24,376
Bangkok Bank PCL (Foreign)	3,590,500	23,600
Siam Commercial Bank PCL (Foreign)	4,402,600	22,304
CP ALL PCL (Foreign)	17,677,770	19,029
* Kasikornbank PCL	2,985,000	16,496
Advanced Info Service PCL (Foreign)	2,574,600	16,280
PTT Exploration & Production PCL (Foreign)	3,341,355	16,046
* Bangkok Bank PCL (Local)	2,372,300	14,695
Siam Cement PCL (Foreign)	1,278,300	14,125
* PTT PCL	1,292,500	13,315
* Siam Commercial Bank PCL (Local)	2,256,300	11,431
Charoen Pokphand Foods PCL (Foreign)	8,304,300	8,735
PTT Global Chemical PCL (Foreign)	4,225,236	7,955
* Advanced Info Service PCL (Local)	1,230,100	7,778
* PTT Exploration and Production PCL (Local)	1,618,200	7,771
Siam Cement PCL NVDR	570,000	5,915
Bank of Ayudhya PCL (Foreign)	5,379,779	5,661
* PTT Global Chemical PCL (Local)	2,859,700	5,344
* Charoen Pokphand Foods PCL	4,497,600	4,731
Thai Oil PCL (Foreign)	2,328,100	4,327
BEC World PCL (Foreign)	2,370,905	4,221
Indorama Ventures PCL (Foreign)	4,205,648	3,943
Krung Thai Bank PCL (Foreign)	7,522,210	3,895
* Bumrungrad Hospital PCL	1,555,400	3,749
* BEC World PCL	1,810,800	3,223
Banpu PCL	253,740	3,216
IRPC PCL (Foreign)	28,064,000	3,211
Thanachart Capital PCL	2,863,700	2,916
* Minor International PCL	5,745,740	2,849
Glow Energy PCL (Foreign)	1,446,845	2,783
* Robinson Department Store PCL	1,436,900	2,779
* True Corp. PCL	21,695,900	2,747
* Banpu PCL (Local)	209,000	2,643
* Bank of Ayudhya PCL (Local)	2,414,200	2,479

* Ratchaburi Electricity Generating Holding PCL (Local)	1,584,300	2,400
* Krung Thai Bank PCL	4,408,300	2,283
* Thai Oil PCL	1,118,800	2,080
* Electricity Generating PCL	574,600	1,996
* Tisco Financial Group PCL	1,502,000	1,908
* Hemaraj Land and Development PCL	20,183,200	1,902
BTS Group Holdings PCL	72,222,800	1,832
* Thai Airways International PCL	2,902,000	1,829
* Indorama Ventures PCL (Local)	1,922,500	1,802
* Kiatnakin Bank PCL	1,264,800	1,642
* Delta Electronics Thailand PCL	2,151,700	1,622
* IRPC PCL	13,846,300	1,584
Jasmine International PCL	15,089,900	1,563
Pruksa Real Estate PCL	2,710,500	1,516
Esso Thailand PCL	4,647,300	1,509
Supalai PCL	2,613,600	1,488
* Glow Energy PCL	731,500	1,407
* Bangkok Expressway PCL	1,557,700	1,407
Hana Microelectronics PCL (Foreign)	2,059,900	1,309
* Amata Corp. PCL	2,395,900	1,301
* Sino Thai Engineering & Construction PCL	2,689,900	1,294
* Bangkok Life Assurance PCL	854,500	1,252
Major Cineplex Group PCL	2,057,000	1,230
* Thai Vegetable Oil PCL	1,532,000	1,223
* CP ALL PCL (Local)	1,121,900	1,208
* Central Plaza Hotel PCL	2,469,500	1,195
LPN Development PCL ( Local)	2,078,700	1,142
* Sri Trang Agro-Industry PCL	2,477,200	1,134
Bangchak Petroleum PCL	1,580,100	1,108
Dynasty Ceramic PCL	644,900	1,057
* Thaicom PCL	1,800,000	854
* Khon Kaen Sugar Industry PCL	2,131,700	811
* Bangkok Chain Hospital PCL	2,773,960	809
Polyplex PCL	1,715,300	797
* Bangkokland PCL	28,904,700	768
Asian Property Development PCL (Foreign)	3,223,440	754
Thai Tap Water Supply PCL (Foreign)	3,214,600	748
Quality Houses PCL (Foreign)	12,774,016	722
Ticon Industrial Connection PCL	1,618,400	687
TPI Polene PCL	1,773,600	673
* Thoresen Thai Agencies PCL	1,362,600	656
Bangkok Life Assurance PCL (Ordinary Shares)	402,900	590
Thai Tap Water Supply PCL (Local)	2,516,500	586
* Siamgas & Petrochemicals PCL	1,279,000	586
* CalComp Electronics Thailand PCL	7,468,700	577
Siam Global House PCL	1,497,360	571
Sansiri PCL (Foreign)	7,035,464	535
* Sahaviriya Steel Industries PCL (Foreign)	26,614,560	531
* Somboon Advance Technology PCL	546,400	519
* MCOT PCL	545,500	497
* Italian-Thai Development PCL	4,838,300	490
Siam Future Development PCL	1,902,200	473
* Vinythai PCL	820,300	473
* Precious Shipping PCL	1,017,700	470
* G Steel PCL	36,098,400	468
* STP & I PCL	517,400	455
SC Asset Corp. PCL	937,100	448

* CH Karnchang PCL	1,968,700	442
LH Financial Group PCL	10,182,053	427
* Energy Earth PCL	2,599,300	407
* GFPT PCL	1,452,800	384
* Sansiri PCL (Local)	4,760,200	362
Phatra Securities PCL	265,800	299
* G J Steel PCL (Local)	66,137,800	295
* Siam Global House PCL	774,300	294
* Quality Houses PCL (Local)	4,528,600	256
* Phatra Capital PCL	209,900	236
Samart Corp. PCL (Foreign)	810,500	235
* Hana Microelectronics PCL	345,500	219
* Samart Corp. PCL (Local)	574,400	166
* Sahaviriya Steel Industries PCL (Local)	6,923,900	138
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	197,933	27
		389,532
Turkey (0.4%)
Turkiye Garanti Bankasi AS	9,861,536	38,334
Akbank TAS	7,684,341	28,853
BIM Birlesik Magazalar AS	453,499	19,668
Turkiye Is Bankasi	6,705,995	19,582
* Turkcell Iletisim Hizmetleri AS	3,269,038	18,200
Haci Omer Sabanci Holding AS (Bearer)	3,459,176	15,125
Tupras Turkiye Petrol Rafinerileri AS	534,373	11,738
Anadolu Efes Biracilik Ve Malt Sanayii AS	859,341	11,657
Turkiye Halk Bankasi AS	1,321,952	11,307
KOC Holding AS	2,719,817	10,552
Turk Telekomunikasyon AS	2,237,731	8,627
* Yapi ve Kredi Bankasi AS	3,685,491	7,592
Turkiye Vakiflar Bankasi Tao	3,187,756	6,656
Arcelik AS	976,830	4,831
Enka Insaat ve Sanayi AS	1,548,012	4,471
Eregli Demir ve Celik Fabrikalari TAS	3,845,886	4,207
Coca-Cola Icecek AS	269,803	4,183
* Turk Hava Yollari	2,071,408	3,950
Koza Altin Isletmeleri AS	186,683	3,689
TAV Havalimanlari Holding AS	669,622	3,657
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,558,777	3,397
Ford Otomotiv Sanayi AS	296,015	2,843
Turkiye Sise ve Cam Fabrikalari AS	1,807,337	2,511
Turkiye Sinai Kalkinma Bankasi AS	2,191,337	2,437
* Asya Katilim Bankasi AS	2,058,710	2,210
* Koza Anadolu Metal Madencilik Isletmeleri AS	769,531	1,809
Ulker Biskuvi Sanayi AS	409,773	1,709
* Ihlas Holding AS	2,845,305	1,705
* Dogan Sirketler Grubu Holding AS	3,551,534	1,598
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	609,280	1,406
Aselsan Elektronik Sanayi Ve Ticaret AS	196,699	1,362
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	1,298
Yazicilar Holding AS Class A	186,106	1,286
Yapi Kredi Sigorta AS	111,201	1,267
Dogus Otomotiv Servis ve Ticaret AS	337,773	1,126
* Trakya Cam Sanayi AS	922,590	1,081
Bizim Toptan Satis Magazalari AS	70,522	1,040
* Sekerbank TAS	1,494,848	1,029
* Akfen Holding AS	177,868	921
Cimsa Cimento Sanayi VE Tica	205,400	917

Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	277,886	860
Akmerkez Gayrimenkul Yatirim Ortakligi AS	77,739	839
* Albaraka Turk Katilim Bankasi AS	1,288,898	838
Netas Telekomunikasyon AS	10,194	806
* Dogan Yayin Holding AS	2,023,846	776
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	718,368	763
Aksigorta AS	732,125	757
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	746
Kartonsan Karton Sanayi ve Ticaret AS	5,744	739
Akcansa Cimento AS	172,261	737
* NET Holding AS	848,575	732
* Gubre Fabrikalari TAS	88,019	731
Bagfas Bandirma Gubre Fabrik	7,249	723
Anadolu Hayat Emeklilik AS	263,952	720
Aksa Akrilik Kimya Sanayii	301,778	719
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	846,930	688
Alarko Holding AS	305,020	668
Konya Cimento Sanayii AS	4,023	664
Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	624
* Izmir Demir Celik Sanayi AS	259,137	603
Mardin Cimento Sanayii ve Ticaret AS	194,365	592
Borusan Mannesmann Boru Sanayi ve Ticaret AS	37,645	589
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	588
Pinar SUT Mamulleri Sanayii AS	63,393	577
* Anadolu Sigorta	1,024,508	569
Baticim Bati Anadolu Cimento Sanayii AS	156,775	558
Eczacibasi Yatirim Holding Ortakligi AS	149,717	555
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	439,659	537
Goodyear Lastikleri TAS	18,312	526
* Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	17,654	526
* Anadolu Cam Sanayii AS	394,851	522
Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	515
Saf Gayrimenkul Yatirim Ortakligi AS	1,082,702	495
Bursa Cimento Fabrikasi AS	180,295	482
* Zorlu Enerji Elektrik Uretim AS	734,480	478
* Akenerji Elektrik Uretim AS	391,149	460
Adana Cimento Sanayii TAS Class A	231,838	440
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	13,466	401
* Fenerbahce Futbol ASA	13,524	401
Vakif Gayrimenkul Yatirim Ortakligi AS	213,706	392
* Vestel Elektronik Sanayi ve Ticaret AS	326,823	354
* Deva Holding AS	248,817	299
* Hurriyet Gazetecilik AS	605,721	293
Turcas Petrol AS	186,641	275
* Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	251
* Is Finansal Kiralama AS	483,997	242
Soda Sanayii AS	132,115	230
Is Yatirim Menkul Degerler AS	236,976	227
* Polyester Sanayi AS	329,554	216
* TAT Konserve Sanayii AS	178,747	216
* Boyner Buyuk Magazacilik	101,810	208
* Celebi Hava Servisi AS	16,800	156
* Afyon Cimento Sanayi TAS	1,990	90
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	48,070	29
		297,853
United Kingdom (15.6%)
HSBC Holdings plc	77,079,279	643,935

Vodafone Group plc	213,333,791	610,553
BP plc	81,249,279	539,495
GlaxoSmithKline plc	21,614,101	497,340
British American Tobacco plc	8,428,321	447,671
Royal Dutch Shell plc Class A	12,431,473	422,462
Royal Dutch Shell plc Class B	11,393,636	400,806
Diageo plc	10,714,333	286,394
BG Group plc	14,538,765	286,203
Rio Tinto plc	5,764,350	265,462
BHP Billiton plc	9,041,914	263,655
AstraZeneca plc	5,465,339	255,245
Standard Chartered plc	10,206,334	233,647
Unilever plc	5,495,724	197,059
SABMiller plc	4,089,973	176,351
TESCO plc	34,396,623	171,262
Anglo American plc (London Shares)	5,682,041	168,387
Imperial Tobacco Group plc	4,285,816	166,312
National Grid plc	15,270,590	158,400
Reckitt Benckiser Group plc	2,824,759	155,018
Prudential plc	10,899,148	129,699
Barclays plc	49,580,201	129,128
Xstrata plc	8,876,553	117,303
BT Group plc	33,283,585	113,239
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,275,588	111,567
Centrica plc	22,129,330	109,841
Rolls-Royce Holdings plc	8,008,306	106,453
Compass Group plc	8,098,787	86,875
* Lloyds Banking Group plc	176,896,469	83,903
SSE plc	4,016,234	82,493
Tullow Oil plc	3,872,661	77,949
Shire plc	2,410,045	69,519
WPP plc	5,326,361	67,348
BAE Systems plc	13,846,188	66,826
Pearson plc	3,490,909	65,356
Experian plc	4,306,711	63,861
Aviva plc	12,418,921	56,869
British Sky Broadcasting Group plc	4,777,182	53,288
* Old Mutual plc	20,817,726	51,245
ARM Holdings plc	5,895,509	51,000
Legal & General Group plc	25,153,009	50,069
WM Morrison Supermarkets plc	10,181,547	44,206
Reed Elsevier plc	5,211,200	43,866
Wolseley plc	1,217,477	43,789
Kingfisher plc	10,114,237	42,184
Land Securities Group plc	3,340,159	41,259
Smith & Nephew plc	3,826,468	39,165
Standard Life plc	10,068,960	38,070
Burberry Group plc	1,877,912	36,777
Aggreko plc	1,143,580	36,502
Next plc	721,539	36,331
Marks & Spencer Group plc	6,862,311	35,805
Randgold Resources Ltd.	379,200	34,085
Johnson Matthey plc	918,258	31,304
United Utilities Group plc	2,915,837	31,183
Capita plc	2,799,913	31,126
InterContinental Hotels Group plc	1,242,404	30,695
British Land Co. plc	3,667,840	30,651

Associated British Foods plc	1,522,425	29,901
* Royal Bank of Scotland Group plc	8,887,724	29,791
Glencore International plc	5,932,839	29,671
Intertek Group plc	682,943	29,193
Antofagasta plc	1,685,558	28,164
Smiths Group plc	1,681,877	28,056
Severn Trent plc	1,016,959	27,469
J Sainsbury plc	5,232,559	26,464
Carnival plc	776,855	26,058
Petrofac Ltd.	1,105,664	25,720
RSA Insurance Group plc	15,096,472	25,692
Rexam plc	3,758,796	25,547
Whitbread plc	761,730	25,448
Sage Group plc	5,599,654	25,181
AMEC plc	1,419,138	24,765
Bunzl plc	1,414,448	24,647
G4S plc	6,048,949	23,498
Weir Group plc	900,054	23,245
Hammerson plc	3,052,783	22,088
GKN plc	6,661,315	21,902
Croda International plc	575,998	21,185
Babcock International Group plc	1,541,590	20,699
Tate & Lyle plc	1,998,957	20,649
Meggitt plc	3,334,121	19,984
Serco Group plc	2,120,223	19,108
Resolution Ltd.	5,897,639	18,990
ITV plc	15,888,080	18,748
Pennon Group plc	1,538,196	18,501
^ Melrose plc	5,162,884	17,811
IMI plc	1,366,632	17,555
Fresnillo plc	763,219	17,327
John Wood Group plc	1,421,739	17,290
Cobham plc	4,622,449	16,805
Travis Perkins plc	1,040,161	16,393
Informa plc	2,590,507	14,992
William Hill plc	3,023,179	14,859
Admiral Group plc	867,293	14,825
Aberdeen Asset Management plc	3,657,469	14,784
Inmarsat plc	1,904,330	14,644
* Premier Oil plc	2,270,077	13,679
3i Group plc	4,163,699	13,586
Investec plc	2,285,110	13,464
Mondi plc (London Shares)	1,569,982	13,357
Balfour Beatty plc	2,923,866	13,248
Invensys plc	3,492,369	13,146
Aegis Group plc	3,498,160	12,923
Rotork plc	370,070	12,775
Amlin plc	2,129,194	12,547
Persimmon plc	1,296,086	12,473
Spectris plc	498,815	12,062
Capital Shopping Centres Group plc	2,395,930	12,055
Derwent London plc	392,893	11,974
Provident Financial plc	588,672	11,850
Segro plc	3,172,968	11,728
ICAP plc	2,342,689	11,663
Drax Group plc	1,561,535	11,612
Hiscox Ltd.	1,673,483	11,570

* Telecity Group plc	859,964	11,539
London Stock Exchange Group plc	759,401	11,510
* Berkeley Group Holdings plc	535,690	11,461
Logica plc	6,841,661	11,192
Inchcape plc	1,886,152	11,099
IG Group Holdings plc	1,557,848	10,944
* Cairn Energy plc	2,388,504	10,688
UBM plc	1,051,971	10,542
* Gulf Keystone Petroleum Ltd.	3,460,544	10,337
Spirax-Sarco Engineering plc	334,646	10,280
Rightmove plc	439,133	10,249
Cookson Group plc	1,190,624	10,242
Halma plc	1,617,964	10,011
Kazakhmys plc	910,492	10,004
Catlin Group Ltd.	1,471,763	9,976
Schroders plc (Voting Shares)	485,024	9,737
Man Group plc	7,782,708	9,695
Taylor Wimpey plc	13,587,559	9,377
* Ophir Energy plc	1,020,567	9,303
DS Smith plc	3,952,476	9,270
Ladbrokes plc	3,842,034	9,247
* Afren plc	4,601,908	9,180
Shaftesbury plc	1,074,663	9,148
Booker Group plc	6,290,718	9,055
Great Portland Estates plc	1,345,061	9,035
Hargreaves Lansdown plc	1,008,584	8,936
Greene King plc	933,222	8,748
Daily Mail & General Trust plc	1,224,991	8,680
Rentokil Initial plc	7,708,011	8,677
Capital & Counties Properties plc	2,613,080	8,578
Ashtead Group plc	2,154,103	8,493
* Barratt Developments plc	4,078,137	8,423
* ASOS plc	294,477	8,341
Lancashire Holdings Ltd.	675,329	8,269
* BTG plc	1,401,394	8,196
Stagecoach Group plc	1,853,339	8,187
Aveva Group plc	287,707	8,036
Debenhams plc	5,531,873	7,958
Ashmore Group plc	1,500,917	7,598
^ Lonmin plc	690,092	7,518
QinetiQ Group plc	2,841,154	7,443
* Cove Energy plc	1,985,050	7,405
Vedanta Resources plc	486,420	7,399
Close Brothers Group plc	627,033	7,309
Spirent Communications plc	2,823,775	7,295
Carillion plc	1,830,932	7,234
Firstgroup plc	2,070,518	7,230
* Imagination Technologies Group plc	906,550	7,099
Michael Page International plc	1,212,811	6,956
Intermediate Capital Group plc	1,706,687	6,932
Hays plc	5,862,811	6,888
Victrex plc	346,261	6,873
Eurasian Natural Resources Corp. plc	1,110,906	6,808
Ultra Electronics Holdings plc	293,381	6,739
De La Rue plc	421,186	6,729
Henderson Group plc	4,387,504	6,699
Hikma Pharmaceuticals plc	612,862	6,674

	Filtrona plc	904,959	6,583
	Mitie Group plc	1,543,638	6,553
	Hunting plc	535,536	6,524
	Jardine Lloyd Thompson Group plc	564,928	6,482
	AZ Electronic Materials SA	1,464,495	6,461
	Bellway plc	514,483	6,458
	Elementis plc	1,940,778	6,380
	Electrocomponents plc	1,863,563	6,258
	National Express Group plc	1,869,104	6,167
	easyJet plc	682,866	5,993
*	Micro Focus International plc	710,931	5,967
	Berendsen plc	745,425	5,941
	TUI Travel plc	2,073,638	5,922
	Howden Joinery Group plc	2,712,664	5,851
	BBA Aviation plc	2,041,465	5,849
	TalkTalk Telecom Group plc	2,138,454	5,812
	PZ Cussons plc	1,190,223	5,716
	Beazley plc	2,251,228	5,583
	Evraz plc	1,423,875	5,281
	Cable & Wireless Communications plc	10,752,242	5,261
	Senior plc	1,746,031	5,259
	Genus plc	259,929	5,209
	Millennium & Copthorne Hotels plc	687,764	5,153
	WH Smith plc	586,388	5,054
	WS Atkins plc	425,970	4,930
	Britvic plc	1,044,810	4,918
*	EnQuest plc	2,784,005	4,905
	International Personal Finance plc	1,119,523	4,903
*	African Minerals Ltd.	1,058,326	4,846
*	Soco International plc	950,430	4,845
	Petropavlovsk plc	719,171	4,762
	Hochschild Mining plc	715,796	4,694
	Morgan Crucible Co. plc	1,166,284	4,608
	Bwin.Party Digital Entertainment plc	2,849,105	4,579
	RPC Group plc	707,185	4,540
	Domino's Pizza Group plc	565,345	4,529
	St. James's Place plc	839,140	4,508
*	Centamin plc	4,345,364	4,506
	Fenner plc	816,184	4,478
	Premier Farnell plc	1,599,638	4,447
	Restaurant Group plc	864,331	4,411
	Marston's plc	2,496,351	4,349
	Jupiter Fund Management plc	1,278,707	4,339
	Abcam plc	681,042	4,317
	CSR plc	872,677	4,278
*	Mitchells & Butlers plc	1,035,097	4,221
	Bodycote plc	802,894	4,127
^	Home Retail Group plc	3,380,892	4,098
^	Betfair Group plc	337,631	4,035
	Regus plc	2,807,581	4,022
	Bovis Homes Group plc	570,005	4,020
	Tullett Prebon plc	915,790	3,908
	Laird plc	1,151,232	3,907
^,* Dixons Retail plc		15,652,630	3,882
	Rathbone Brothers plc	190,449	3,846
	Homeserve plc	1,178,179	3,836
	Renishaw plc	159,075	3,756

	Chemring Group plc	830,700	3,756
*	Playtech Ltd.	690,940	3,755
	London & Stamford Property plc	2,008,042	3,614
	SDL plc	333,829	3,544
	SIG plc	2,406,621	3,536
	Greggs plc	438,046	3,530
*	Sports Direct International plc	777,143	3,505
	Dunelm Group plc	398,235	3,481
	Paragon Group of Cos. plc	1,256,547	3,476
	RPS Group plc	903,936	3,420
	Synergy Health plc	240,399	3,397
	Fidessa Group plc	153,504	3,366
^,* Rockhopper Exploration plc		1,232,271	3,345
	Galliford Try plc	346,110	3,310
	Savills plc	571,553	3,302
	Go-Ahead Group plc	163,339	3,284
	Diploma plc	493,076	3,215
	Kier Group plc	160,043	3,178
	Hansteen Holdings plc	2,827,730	3,168
	Devro plc	693,372	3,159
	Dignity plc	225,944	3,155
	JD Wetherspoon plc	434,603	3,152
	ITE Group plc	1,002,516	2,999
	African Barrick Gold plc	505,802	2,975
*	Salamander Energy plc	1,001,031	2,939
	Ferrexpo plc	1,036,130	2,938
	Dairy Crest Group plc	554,667	2,930
	Phoenix Group Holdings	384,630	2,924
*	Petra Diamonds Ltd.	1,514,255	2,848
	Pace plc	1,192,909	2,826
	N Brown Group plc	683,181	2,811
*	Nautical Petroleum plc	387,953	2,726
	Telecom Plus plc	217,443	2,723
	Interserve plc	525,404	2,673
	Halfords Group plc	827,760	2,661
*	Colt Group SA	1,506,387	2,644
	F&C Asset Management plc	1,899,406	2,616
*	Essar Energy plc	1,453,737	2,611
	Grainger plc	1,843,530	2,604
	Kcom Group plc	2,121,767	2,598
*	Avanti Communications Group plc	428,527	2,530
	Brewin Dolphin Holdings plc	1,071,214	2,518
	Yule Catto & Co. plc	1,125,681	2,471
	Big Yellow Group plc	504,401	2,463
	Moneysupermarket.com Group plc	1,080,332	2,401
	Stobart Group Ltd.	1,298,994	2,378
*	Redrow plc	1,172,677	2,292
	Unite Group plc	687,547	2,279
	Raven Russia Ltd.	2,336,534	2,248
	Spirit Pub Co. plc	2,753,894	2,225
	Cape plc	489,097	2,218
	Cineworld Group plc	629,595	2,209
*	Dialight plc	133,577	2,154
	Computacenter plc	386,531	2,148
	Shanks Group plc	1,708,531	2,096
	New World Resources plc	449,409	2,070
	ST Modwen Properties plc	712,213	1,976

^,* Amerisur Resources plc		3,352,344	1,971
	Workspace Group plc	502,768	1,960
	Euromoney Institutional Investor plc	175,091	1,958
*	Songbird Estates plc	1,211,762	1,944
*	Enterprise Inns plc	2,109,785	1,898
	Kentz Corp. Ltd.	311,101	1,886
*	Allied Gold Mining plc	879,648	1,880
	WSP Group plc	275,750	1,878
	Sthree plc	404,628	1,824
	Keller Group plc	247,382	1,803
	John Menzies plc	182,245	1,788
	Majestic Wine plc	257,712	1,773
^,* Ocado Group plc		1,493,238	1,727
*	Northgate plc	536,007	1,664
*	Faroe Petroleum plc	721,099	1,652
^,* Carpetright plc		180,245	1,650
	Primary Health Properties plc	316,255	1,635
	Morgan Sindall Group plc	154,526	1,622
	Mears Group plc	382,061	1,611
*	Quintain Estates & Development plc	2,052,742	1,599
	Kesa Electricals plc	2,350,803	1,572
	Hill & Smith Holdings plc	326,049	1,542
*	Xchanging plc	1,009,600	1,533
	TT electronics plc	659,433	1,528
*	Pendragon plc	6,354,736	1,519
*	Vectura Group plc	1,345,560	1,454
	Anglo Pacific Group plc	406,053	1,436
*	Falkland Oil & Gas Ltd.	1,255,604	1,399
	Highland Gold Mining Ltd.	777,454	1,399
*	Gem Diamonds Ltd.	443,307	1,367
*	Wolfson Microelectronics plc	432,013	1,365
*	Heritage Oil plc	700,262	1,350
	McBride plc	716,026	1,347
*	London Mining plc	506,311	1,336
	Sportingbet plc	2,493,195	1,306
	Chesnara plc	494,217	1,265
*	Kofax plc	288,283	1,255
	Helical Bar plc	404,922	1,250
*	BowLeven plc	1,276,398	1,238
*	RusPetro plc	542,826	1,238
	Development Securities plc	527,833	1,183
	Hargreaves Services plc	104,619	1,174
^,* Xcite Energy Ltd.		906,651	1,082
	Mothercare plc	345,466	1,073
*	Chariot Oil & Gas Ltd.	584,347	1,066
	Clarkson plc	52,977	1,062
^,* Monitise plc		2,529,250	1,059
^	XP Power Ltd.	60,571	1,044
*	Innovation Group plc	3,643,867	1,042
	Metric Property Investments plc	780,416	1,038
^,* SuperGroup plc		153,420	1,003
	Pan African Resources plc	4,188,789	998
*	Sirius Minerals plc	4,633,078	997
^	Thomas Cook Group plc	3,580,836	938
*	Valiant Petroleum plc	138,358	922
	Severfield-Rowen plc	387,134	918
	Advanced Medical Solutions Group plc	852,289	914

	Lookers plc			888,390	908
*	Premier Foods plc			794,293	894
^,* Blinkx plc				1,444,181	891
	Chime Communications plc			298,932	848
	Avocet Mining plc			713,070	834
*	IQE plc			2,056,092	790
^,* Lonrho plc				6,849,134	787
	Speedy Hire plc			2,003,411	750
*	Gulfsands Petroleum plc			400,194	694
*	888 Holdings plc			546,687	682
	Rank Group plc			360,331	649
	Volex plc			175,047	640
*	Nanoco Group plc			597,855	581
^,* Patagonia Gold plc				1,805,780	559
*	Circle Oil plc			1,926,242	551
*	JKX Oil & Gas plc			401,296	549
^,* Bahamas Petroleum Co. plc				4,639,775	538
	Costain Group plc			164,626	533
*	Andor Technology Ltd.			106,232	532
	Mecom Group plc			444,629	480
^,* Borders & Southern Petroleum plc				1,799,514	470
	Cupid plc			125,139	386
*	San Leon Energy plc			2,466,860	376
*	Hardy Oil & Gas plc			205,342	368
*	Aurelian Oil & Gas plc			2,002,671	283
	Immunodiagnostic Systems Holdings plc			59,505	228
					10,843,491
United States (0.2%)
Exchange-Traded Fund (0.2%)
3	Vanguard MSCI Emerging Markets ETF			2,800,000	112,056

Total Common Stocks (Cost $73,128,758)					69,157,707
					Market
					Value
		Coupon			($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.4%)
[4,5] Vanguard Market Liquidity Fund		0.155%		1,634,172,933	1,634,173

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	Fannie Mae Discount Notes	0.130%	8/15/12	1,000	1,000
6	Fannie Mae Discount Notes	0.150%	8/22/12	1,000	1,000
6	Fannie Mae Discount Notes	0.105%-0.110%	8/29/12	3,700	3,699
6	Freddie Mac Discount Notes	0.135%	8/6/12	1,000	1,000
7	United States Treasury Note/Bond	0.375%	8/31/12	15,000	15,000
	United States Treasury Note/Bond	4.250%	9/30/12	1,600	1,611
7	United States Treasury Note/Bond	3.875%	10/31/12	3,000	3,027
					26,337
Total Temporary Cash Investments (Cost $1,660,514)					1,660,510
Total Investments (101.9%) (Cost $74,789,272)					70,818,217
Other Assets and Liabilities-Net (-1.9%)[5]					(1,316,679)
Net Assets (100%)					69,501,538

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,344,046,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $290,477,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,431,856,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $17,528,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total International Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,455,185	41,369	—
Common Stocks—Other	1,020,267	59,633,039	7,847
Temporary Cash Investments	1,634,173	26,337	—
Futures Contracts—Liabilities[1]	(673)	—	—
Forward Currency Contracts—Assets	—	3,571	—
Forward Currency Contracts—Liabilities	—	(1,275)	—
Swap Contracts—Liabilities	—	(690)	—
Total	11,108,952	59,702,351	7,847
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Total International Stock Index Fund

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	September 2012	1,157	101,626	4,001
Dow Jones EURO STOXX 50 Index	September 2012	3,521	100,949	9,195
Topix Index	September 2012	787	73,964	2,255
S&P ASX 200 Index	September 2012	328	36,476	1,199

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
	Contract				(Depreciation)
Counterparty	Settlement Date		Receive	Deliver	($000)
Brown Brothers Harriman &
Co.	9/26/2012	GBP	62,325 USD	97,649	723
Brown Brothers Harriman &
Co.	9/26/2012	EUR	74,499 USD	91,813	(1,275)
Brown Brothers Harriman &
Co.	9/18/2012	JPY	6,052,030 USD	77,532	1,602
Brown Brothers Harriman &
Co.	9/25/2012	AUD	33,526 USD	35,097	1,246
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2012, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified security or index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Total International Stock Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total Return Swap
					Unrealized
			Notional		Appreciation
	Termination		Amount	Floating Interest Rate	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Received (Paid)	($000)
Fondiaria – Sai SpA	8/6/12	BAML	1,383	(0.624%)[2]	(690)
1 BAML—Banc of America/Merrill Lynch.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.38% spread.

F. At July 31, 2012, the cost of investment securities for tax purposes was $74,864,974,000. Net unrealized depreciation of investment securities for tax purposes was $4,046,757,000, consisting of unrealized gains of $6,853,995,000 on securities that had risen in value since their purchase and $10,900,752,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.